FILE NO.  2-92548
                                                               FILE NO. 811-4079
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                          Pre-Effective Amendment No.                 [ ]

                        Post-Effective Amendment No. 14               [X]

                                     and/or

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                         [X]

                                Amendment No. 14                      [X]
                        (Check appropriate box or boxes)

                       JOHN HANCOCK SPECIAL EQUITIES FUND
               (Exact name of registrant as specified in charter)

            101 Huntington Avenue, Boston, Massachusetts 02199-7603
                    (Address of principal executive office)
        Registrant's Telephone Number, including Area Code (617) 375-1700

                                Thomas H. Drohan
                      Senior Vice President and Secretary
                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603
                    (Name and Address of Agent for Service)

It is proposed that this filing will become efective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X] on March 1, 1997 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)
[ ] on (date) pursuant to paragraph (a) of Rule 485

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities under the Securities Act of 1933. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on or about December 27, 1996.


Item Number Form N-1A,                                                          Statement of Additional
      Part A                          Prospectus Caption                          Information Caption
      ------                          ------------------                          -------------------
        1                     Front Cover Page                                             *
        2                     Overview; Investor Expenses;                                 *

        3                     Financial Highlights                                         *

        4                     Overview; Goal and Strategy; Portfolio                       *
                              Securities; Risk Factors; Business
                              Structure; More About Risk

        5                     Overview; Business Structure;                                *
                              Manager/Subadviser; Investor Expenses

        6                     Choosing a Share Class; Buying Shares;                       *
                              Selling Shares; Transaction Policies;
                              Dividends and Account Policies;
                              Additional Investor Services

        7                     Choosing a Share Class; How Sales Charges                    *
                              are Calculated; Sales Charge Deductions
                              and Waivers; Opening an Account; Buying
                              Shares; Transaction Policies; Additional
                              Investor Services

        8                     Selling Shares; Transaction Policies;                        *
                              Dividends and Account Policies

        9                     Not Applicable                                               *

       10                                        *                         Front Cover Page

       11                                        *                         Table of Contents

       12                                        *                         Organization of the Fund

       13                                        *                         Investment Objectives and Policies;
                                                                           Certain Investment Practices;
                                                                           Investment Restrictions

       14                                        *                         Those Responsible for Management

       15                                        *                         Those Responsible for Management

       16                                        *                         Investment Advisory; Subadvisory
                                                                           and Other Services; Distribution
                                                                           Contract; Transfer Agent Services;
                                                                           Custody of Portfolio; Independent
                                                                           Auditors

       17                                        *                         Brokerage Allocation

       18                                        *                         Description of Fund's Shares

       19                                        *                         Net Asset Value; Additional
                                                                           Services and Programs

       20                                        *                         Tax Status

       21                                        *                         Distribution Contract

       22                                        *                         Calculation of Performance

       23                                        *                         Financial Statements


                              JOHN HANCOCK

                              GROWTH
                              FUNDS



                              [LOGO OF JOHN HANCOCK FUNDS]
--------------------------------------------------------------------------------

PROSPECTUS
MARCH 1, 1997

This prospectus gives vital information about these funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these funds:
- are not bank deposits
- are not federally insured
- are not endorsed by any bank or government agency
- are not guaranteed to achieve their goal(s)


Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


DISCIPLINED GROWTH FUND

DISCOVERY FUND

EMERGING GROWTH FUND

FINANCIAL INDUSTRIES FUND

GROWTH FUND

REGIONAL BANK FUND

SPECIAL EQUITIES FUND

SPECIAL OPPORTUNITIES FUND


[LOGO OF JOHN HANCOCK FUNDS] JOHN HANCOCK FUNDS
                             A Global Investment Management Firm

                             101 Huntington Avenue, Boston, Massachusetts
                             02199-7603

CONTENTS

-------------------------------------------------------------------------------------------------


A fund-by-fund look at goals,                DISCIPLINED GROWTH FUND                       4
strategies, risks, expenses and
financial history.                           DISCOVERY FUND                                6

                                             EMERGING GROWTH FUND                          8

                                             FINANCIAL INDUSTRIES FUND                    10

                                             GROWTH FUND                                  12

                                             REGIONAL BANK FUND                           14

                                             SPECIAL EQUITIES FUND                        16

                                             SPECIAL OPPORTUNITIES FUND                   18



Policies and instructions for opening,       YOUR ACCOUNT
maintaining and closing an account
in any growth fund.                          Choosing a share class                       20

                                             How sales charges are calculated             20

                                             Sales charge reductions and waivers          21

                                             Opening an account                           21

                                             Buying shares                                22

                                             Selling shares                               23

                                             Transaction policies                         25

                                             Dividends and account policies               25

                                             Additional investor services                 26




Details that apply to the growth             FUND DETAILS
funds as a group.
                                             Business structure                           27

                                             Sales compensation                           28

                                             More about risk                              30


                                             FOR MORE INFORMATION                 BACK COVER


OVERVIEW

--------------------------------------------------------------------------------


FUND INFORMATION KEY
Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[LOGO OF GOAL AND STRATEGY] GOAL AND STRATEGY The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[LOGO OF PORTFOLIO SECURITIES] PORTFOLIO SECURITIES The primary types of securities in which the fund invests. Secondary investments are described in "More about risk" at the end of the prospectus.

[LOGO OF RISK FACTORS] RISK FACTORS The major risk factors associated with the fund.

[LOGO OF PORTFOLIO MANAGEMENT] PORTFOLIO MANAGEMENT The individual or group (including subadvisers, if any) designated by the investment adviser to handle the fund's day-to-day management.

[LOGO OF EXPENSES] EXPENSES The overall costs borne by an investor in the fund, including sales charges and annual expenses.

[LOGO OF FINANCIAL HIGHLIGHTS] FINANCIAL HIGHLIGHTS A table showing the fund's financial performance for up to ten years, by share class. A bar chart showing total return allows you to compare the fund's historical risk level to those of other funds.

GOAL OF THE GROWTH FUNDS

John Hancock growth funds seek long-term growth by investing primarily in common stocks. Each fund has its own strategy and its own risk/reward profile. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

- have longer time horizons
- are willing to accept higher short-term risk along with higher potential long-term returns
- want to diversify their portfolios
- are seeking funds for the growth portion of an asset allocation portfolio
- are investing for retirement or other goals that are many years in the future

Growth funds may NOT be appropriate if you:

- are investing with a shorter time horizon in mind
- are uncomfortable with an investment that will go up and down in value

THE MANAGEMENT FIRM

All John Hancock growth funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $19 billion in assets.

DISCIPLINED GROWTH FUND

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST II                    TICKER SYMBOL  CLASS A: SVAAX  CLASS B: FEQVX
------------------------------------------------------------------------------------------------------------------

GOAL AND STRATEGY

[LOGO OF GOAL AND STRATEGY] The fund seeks long-term growth of capital. To pursue this goal, the fund invests in established, growing companies that have demonstrated superior earnings growth and stability. Under normal circumstances, the fund invests at least 65% of assets in these companies, without concentration in any one industry. The fund also looks for the following characteristics:

- predictability of earnings
- a low level of debt
- seasoned management
- a strong market position

Many of the fund's investments are in medium or large capitalization companies. The fund invests for income as a secondary goal.

PORTFOLIO SECURITIES

[LOGO OF PORTFOLIO SECURITIES] The fund invests primarily in the common stocks of U.S. companies. It may also invest in warrants, preferred stocks and convertible debt securities.

For liquidity and flexibility, the fund may place up to 15% of net assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest up to 80% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[LOGO OF RISK FACTORS] As with any growth fund, the value of your investment will fluctuate in response to stock market movements.

To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. Before you invest, please read "More about risk" starting on page 30.

PORTFOLIO MANAGEMENT

[LOGO OF PORTFOLIO MANAGEMENT] John F. Snyder III and Jere E. Estes are the leaders of the fund's portfolio management team. Mr. Snyder is an executive vice president of the adviser and has been a team member since July 1992. He has been an investment manager since 1971. Mr. Estes has been a part of the fund's management team since joining John Hancock in July 1992. He has been in the investment business since 1967.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

[LOGO OF EXPENSES] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

-----------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                       CLASS A        CLASS B
-----------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)                    5.00%          none
-----------------------------------------------------------------------------
Maximum sales charge imposed on
reinvested dividends                                   none           none
-----------------------------------------------------------------------------
Maximum deferred sales charge                          none(1)        5.00%
-----------------------------------------------------------------------------
Redemption fee(2)                                      none           none
-----------------------------------------------------------------------------
Exchange fee                                           none           none

-----------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (as a % of average net assets)
-----------------------------------------------------------------------------
Management fee                                         0.75%          0.75%
-----------------------------------------------------------------------------
12b-1 fee(3)                                           0.30%          1.00%
-----------------------------------------------------------------------------
Other expenses                                         0.43%          0.43%
-----------------------------------------------------------------------------
Total fund operating expenses                          1.48%          2.18%
-----------------------------------------------------------------------------

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

------------------------------------------------------------------------
  SHARE CLASS                      YEAR 1    YEAR 3    YEAR 5    YEAR 10
------------------------------------------------------------------------
  Class A shares                   $64       $94       $127      $218
------------------------------------------------------------------------
  Class B shares
------------------------------------------------------------------------
    Assuming redemption
    at end of period               $72       $98       $137      $234
------------------------------------------------------------------------
    Assuming no redemption         $22       $68       $117      $234
------------------------------------------------------------------------

    This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


4  DISCIPLINED GROWTH FUND

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[LOGO OF FINANCIAL HIGHLIGHTS] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY
CLASS B YEAR-BY-YEAR TOTAL INVESTMENT
  RETURN (%)                  (16.44)(4)   26.69      14.27    (16.46)   30.21     7.22      12.34     0.78     11.51    21.89
(scale varies from fund to
  fund)

------------------------------------------------------------------------------------------------------------------------------------
CLASS A - PERIOD ENDED:                                                            10/92(1)  10/93     10/94    10/95     10/96
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                               $12.81   $ 10.99   $ 12.39  $ 12.02   $ 12.77
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                         0.06(2)   0.08(2)   0.10     0.08(2)   0.07(2)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                                                             (0.06)     1.34      0.07     1.29      2.82
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                     0.00      1.42      0.17     1.37      2.89
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from net investment income                                              (0.07)    (0.02)    (0.10)   (0.10)       --
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gain on investments sold                                                        (1.74)       --     (0.44)   (0.52)    (0.10)
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from capital paid-in                                                (0.01)       --        --       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                               (1.82)    (0.02)    (0.54)   (0.62)    (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $10.99   $ 12.39   $ 12.02  $ 12.77   $ 15.56
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN AT NET ASSET
  VALUE(3)(%)                                                                        0.19(4)  12.97      1.35    12.21     22.78
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s
  omitted)($)                                                                       1,771    23,372    23,292   27,692    28,760
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets(%)                                                                          1.73(5)   1.60      1.53     1.46      1.47
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
  (loss) to average net assets(%)                                                    0.62(5)   0.64      0.83     0.69      0.46
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(%)                                                            246        71        60       65        78
------------------------------------------------------------------------------------------------------------------------------------
Average brokerage commission rate(6)($)                                               N/A       N/A       N/A      N/A    0.0698
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
CLASS B - PERIOD ENDED:        10/87(1)     10/88     10/89     10/90    10/91     10/92     10/93     10/94    10/95     10/96
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                       $ 10.00     $  8.34    $10.29   $ 11.52   $ 9.22    $11.71    $10.97    $12.31   $11.95   $ 12.69
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)      0.06        0.13      0.19      0.18     0.07      0.01(2)   0.02(2)   0.03     0.01(2)  (0.03)(2)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments     (1.70)       2.05      1.25     (2.00)    2.67      1.05      1.33      0.07     1.28      2.79
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                     (1.64)       2.18      1.44     (1.82)    2.74      1.06      1.35      0.10     1.29      2.76
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from net
    investment income            (0.02)      (0.09)    (0.12)    (0.20)   (0.20)    (0.03)    (0.01)    (0.02)   (0.03)       --
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gain on
    investments sold                --       (0.14)    (0.09)    (0.28)   (0.05)    (1.76)       --     (0.44)   (0.52)    (0.10)
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from capital
    paid-in                         --          --        --        --       --     (0.01)       --        --       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Total distributions            (0.02)      (0.23)    (0.21)    (0.48)   (0.25)    (1.80)    (0.01)    (0.46)   (0.55)    (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period $  8.34     $ 10.29    $11.52   $  9.22   $11.71    $10.97    $12.31    $11.95   $12.69   $ 15.35
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN AT
  NET ASSET VALUE(3)(%)         (16.44)(4)   26.69     14.27    (16.46)   30.21      7.22     12.34      0.78    11.51     21.89
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (000s omitted)($)             14,016      14,927    23,813    17,714   21,826    23,525    93,853    94,431   86,178    92,555
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets(%)                   2.56(5,7)   2.61(7)   2.30      2.13     2.24      2.27      2.09      2.10     2.11      2.17
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
  income (loss) to average
  net assets(%)                   0.93(5,7)   1.46(7)   1.75      1.64     0.66      0.10      0.17      0.25     0.06     (0.24)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(%)          40(5)       54        94       165      217       246        71        60       65        78
------------------------------------------------------------------------------------------------------------------------------------
Average brokerage
  commission rate(6)($)            N/A         N/A       N/A       N/A      N/A       N/A       N/A       N/A      N/A    0.0698
------------------------------------------------------------------------------------------------------------------------------------



(1)  Class A and Class B shares commenced operations on January 3, 1992 and April 22, 1987, respectively.
(2)  Based on the average of the shares outstanding at the end of each month.
(3)  Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5)  Annualized.
(6)  Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(7)  Net of advisory expense reimbursements per share of $0.01 for the fiscal year ended October 31, 1988 and less than $0.01 for the fiscal year ended October 31, 1987.

                                                       DISCIPLINED GROWTH FUND 5

DISCOVERY FUND

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST IV                    TICKER SYMBOL  CLASS A: FRDAX  CLASS B: FRDIX
------------------------------------------------------------------------------------------------------------------

GOAL AND STRATEGY

[LOGO OF GOAL AND STRATEGY] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in companies that appear to offer superior growth prospects. Under normal circumstances, the fund invests at least 65% of assets in these companies. The fund looks for companies, including small- and medium-sized companies, that have broad market opportunities and consistent or accelerating earnings growth. These companies may:

- occupy a profitable market niche
- have products or technologies that are new, unique or proprietary
- be in an industry that has a favorable long-term growth outlook
- have a capable management team with a significant equity stake

These companies may be in a relatively early stage of development, but will usually have established a record of profitability and a strong financial position. The fund does not invest for income.

PORTFOLIO SECURITIES

[LOGO OF PORTFOLIO SECURITIES] The fund invests primarily in common stocks of U.S. companies and may also invest in warrants, preferred stocks and investment-grade convertible debt securities.

For liquidity and flexibility, the fund may place up to 15% of net assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest up to 80% in these securities as a defensive tactic. The fund may invest up to 25% of assets in foreign securities, which carry additional risks. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[LOGO OF RISK FACTORS] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. To the extent that the fund invests in small- and medium-sized company stocks, foreign securities and other higher-risk securities, it takes on additional risks that could adversely affect its performance. The fund may experience higher volatility than many other types of growth funds. Before you invest, please read "More about risk" starting on page 30.

PORTFOLIO MANAGEMENT

[LOGO OF PORTFOLIO MANAGEMENT] Bernice S. Behar, CFA, leader of the fund's portfolio management team since March 1994, is a senior vice president of the adviser. She joined the adviser in 1991 and has been in the investment business since 1986.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[LOGO OF INVESTOR EXPENSES] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

  ---------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES                     CLASS A        CLASS B
  ---------------------------------------------------------------------------
  Maximum sales charge imposed on purchases
  (as a percentage of offering price)                  5.00%          none
  ---------------------------------------------------------------------------
  Maximum sales charge imposed on
  reinvested dividends                                 none           none
  ---------------------------------------------------------------------------
  Maximum deferred sales charge                        none(1)        5.00%
  ---------------------------------------------------------------------------
  Redemption fee(2)                                    none           none
  ---------------------------------------------------------------------------
  Exchange fee                                         none           none

  ---------------------------------------------------------------------------
  ANNUAL FUND OPERATING EXPENSES (as a % of average net assets)
  ---------------------------------------------------------------------------
  Management fee                                       0.75%          0.75%
  ---------------------------------------------------------------------------
  12b-1 fee(3)                                         0.30%          1.00%
  ---------------------------------------------------------------------------
  Other expenses                                       0.61%          0.61%
  ---------------------------------------------------------------------------
  Total fund operating expenses                        1.66%          2.36%
  ---------------------------------------------------------------------------

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

  ----------------------------------------------------------------------
  SHARE CLASS                      YEAR 1    YEAR 3    YEAR 5    YEAR 10
  ----------------------------------------------------------------------
  Class A shares                   $66       $100      $136      $237
  ----------------------------------------------------------------------
  Class B shares
  ----------------------------------------------------------------------
    Assuming redemption
    at end of period               $74       $104      $146      $252
  ----------------------------------------------------------------------
    Assuming no redemption         $24       $74       $126      $252
  ----------------------------------------------------------------------

    This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


6  DISCOVERY FUND

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[LOGO OF FINANCIAL HIGHLIGHTS] The figures below for each of the five periods ended July 1993 to October 1996 have been audited by the fund's independent auditors, Ernst & Young LLP. Figures for the period ended July 1992 were audited by other independent auditors.

VOLATILITY, AS INDICATED BY CLASS B
YEAR-BY-YEAR TOTAL INVESTMENT RETURN(%)                          10.88(6)   21.63     (7.18)     54.97       16.85      6.69(6)
(scale varies from fund to fund)                                                                                        three
                                                                                                                        months


------------------------------------------------------------------------------------------------------------------------------------
CLASS A - PERIOD ENDED:                                          7/92(1,2)    7/93      7/94       7/95       7/96        10/96(3)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  9.40    $  8.95   $ 10.81    $  8.56     $ 12.95    $ 15.09
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                       (0.05)     (0.16)    (0.16)(4)  (0.17)(4)   (0.19)(4)  (0.05)(4)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
and foreign currency transactions                                  (0.40)      2.15     (0.43)      4.83        2.46       1.09
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   (0.45)      1.99     (0.59)      4.66        2.27       1.04
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gain on investments sold            --      (0.13)    (1.66)     (0.27)      (0.13)        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $  8.95    $ 10.81   $  8.56    $  2.95     $ 15.09    $ 16.13
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN AT NET ASSET VALUE(5)(%)                   (4.79)(6)  22.33     (6.45)     55.80       17.72       6.89(6)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)($)                        3,866      4,692     3,226      5,075      32,009     52,479
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(%)                          1.78(7)    2.17      2.01       2.10        1.72       1.65(7)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets(%)     (1.20)(7)  (1.61)    (1.64)     (1.73)      (1.26)     (1.20)(7)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(%)                                           138        148       108        118         116         45
------------------------------------------------------------------------------------------------------------------------------------
Average brokerage commission rate(8)($)                              N/A        N/A       N/A        N/A         N/A     0.0628

------------------------------------------------------------------------------------------------------------------------------------
CLASS B - PERIOD ENDED:                                          7/92(1,2)    7/93      7/94       7/95       7/96        10/96(3)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                             $  8.00   $  8.87    $ 10.65    $  8.34     $ 12.54    $ 14.50
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                       (0.11)    (0.23)     (0.22)(4)  (0.22)(4)   (0.27)(4)  (0.08)(4)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
and foreign currency transactions                                   0.98      2.14      (0.43)      4.69        2.36       1.05
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                    0.87      1.91      (0.65)      4.47        2.09       0.97
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gain on investments sold            --     (0.13)     (1.66)     (0.27)      (0.13)        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $  8.87   $ 10.65    $  8.34    $ 12.54     $ 14.50    $ 15.47
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN AT NET ASSET VALUE(5)(%)                   10.88(6)  21.63      (7.18)     54.97       16.85       6.69(6)
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)($)                       34,636    38,672     26,537     31,645      68,591     96,042
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets(%)                          2.56(7)   2.86       2.62       2.70        2.42       2.37(7)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets(%)     (1.56)(7) (2.26)     (2.24)     (2.34)      (1.96)     (1.93)(7)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(%)                                           138       148        108        118         116         45
------------------------------------------------------------------------------------------------------------------------------------
Average brokerage commission rate(8) ($)                             N/A       N/A        N/A        N/A         N/A     0.0628




(1)  Class A and Class B shares commenced operations on January 3, 1992 and August 30, 1991, respectively.
(2)  Covered by report of other independent auditors (not included herein).
(3)  Effective October 31, 1996, the fiscal year end changed from July 31 to October 31.
(4)  Based on the average of the shares outstanding at the end of each month.
(5)  Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)  Not annualized.
(7)  Annualized.
(8)  Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.


                                                                DISCOVERY FUND 7

EMERGING GROWTH FUND

REGISTRANT NAME: JOHN HANCOCK SERIES TRUST                           TICKER SYMBOL  CLASS A: TAEMX  CLASS B: TSEGX
------------------------------------------------------------------------------------------------------------------

GOAL AND STRATEGY

[LOGO OF GOAL AND STRATEGY] The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in emerging companies (market capitalization of less than $1 billion). Under normal circumstances, the fund invests at least 80% of assets in a diversified portfolio of these companies. The fund looks for companies that show rapid growth but are not yet widely recognized. The fund also may invest in established companies that, because of new management, products or opportunities, offer the possibility of accelerating earnings. The fund does not invest for income.

PORTFOLIO SECURITIES

[LOGO OF PORTFOLIO SECURITIES] The fund invests primarily in the common stocks of U.S. and foreign emerging growth companies, although it may invest up to 20% of assets in other types of companies. The fund may also invest in warrants, preferred stocks and investment-grade convertible debt securities.

For liquidity and flexibility, the fund may place up to 20% of assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest more assets in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS

[LOGO OF RISK FACTORS] As with any growth fund, the value of your investment will fluctuate in respo nse to stock market movements. Stocks of emerging growth companies carry higher risks than stocks of larger companies. This is because emerging growth companies:

- may be in the early stages of development
- may be dependent on a small number of products or services
- may lack substantial capital reserves
- do not have proven track records

In addition, stocks of emerging companies are often traded in low volumes, which can increase market and liquidity risks. Before you invest, please read "More about risk" starting on page 30.

PORTFOLIO MANAGEMENT

[LOGO OF PORTFOLIO MANAGEMENT] Bernice S. Behar, CFA, leader of the fund's portfolio management team since April 1996, is a senior vice president of the adviser. She joined the adviser in 1991 and has been in the investment business since 1986.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[LOGO OF INVESTOR EXPENSES] Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

  ----------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES                CLASS A        CLASS B
  ----------------------------------------------------------------------
  Maximum sales charge imposed on purchases
  (as a percentage of offering price)             5.00%          none
  ----------------------------------------------------------------------
  Maximum sales charge imposed on
  reinvested dividends                            none           none
  ----------------------------------------------------------------------
  Maximum deferred sales charge                   none(1)        5.00%
  ----------------------------------------------------------------------
  Redemption fee(2)                               none           none
  ----------------------------------------------------------------------
  Exchange fee                                    none           none

  ----------------------------------------------------------------------
  Annual fund operating expenses (as a % of average net assets)
  ----------------------------------------------------------------------
  Management fee                                  0.75%          0.75%
  ----------------------------------------------------------------------
  12b-1 fee(3)                                    0.25%          1.00%
  ----------------------------------------------------------------------
  Other expenses                                  0.32%          0.32%
  ----------------------------------------------------------------------
  Total fund operating expenses                   1.32%          2.07%
  ----------------------------------------------------------------------

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

  ----------------------------------------------------------------------
  SHARE CLASS                      YEAR 1    YEAR 3    YEAR 5    YEAR 10
  ----------------------------------------------------------------------
  Class A shares                   $63       $90       $119      $201
  ----------------------------------------------------------------------
  Class B shares
  ----------------------------------------------------------------------
    Assuming redemption
    at end of period               $71       $95       $131      $221
  ----------------------------------------------------------------------
    Assuming no redemption         $21       $65       $111      $221
  ----------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2) Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


8  EMERGING GROWTH FUND

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[LOGO OF FINANCIAL HIGHLIGHTS] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY
CLASS B YEAR-BY-YEAR TOTAL INVESTMENT
  RETURN (%)                   0.00    33.59   27.40   (11.82)   73.78   6.19   24.53   2.80   33.60   12.48
(scale varies from fund to
  fund)

------------------------------------------------------------------------------------------------------------------------------------
CLASS A - PERIOD ENDED:                                                  10/91(1)   10/92     10/93     10/94    10/95(2)    10/96
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $ 18.12   $ 19.26   $ 20.60   $  25.89  $  26.82  $  36.09
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(3)                                           (0.03)    (0.20)    (0.16)     (0.18)    (0.25)    (0.34)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss) on investments                                                    1.17      1.60      5.45       1.11      9.52      5.13
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                           1.14      1.40      5.29       0.93      9.27      4.79
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized
    gain on investments sold                                                 --     (0.60)       --         --        --        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $ 19.26   $ 20.60   $ 25.89   $  26.82  $  36.09  $  40.88
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN AT NET ASSET
  VALUE(4)(%)                                                              6.29      7.32     25.68       3.59     34.56     13.27
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s
  omitted)($)                                                            38,859    46,137    81,263    131,053   179,481   218,497
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net
  assets(%)                                                                0.33      1.67      1.40       1.44      1.38      1.32
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
  (loss) to average net assets(%)                                         (0.15)    (1.03)    (0.70)     (0.71)    (0.83)    (0.86)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(%)                                                   66        48        29         25        23        44
------------------------------------------------------------------------------------------------------------------------------------
Average brokerage commission rate(5)($)                                     N/A       N/A       N/A        N/A       N/A    0.0698
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
CLASS B - PERIOD ENDED:        10/87(1)     10/88     10/89     10/90    10/91     10/92     10/93     10/94    10/95(2)     10/96
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                      $   7.89     $  7.89    $10.54   $ 12.56   $ 11.06    $19.22    $20.34    $25.33   $26.04   $ 34.79
------------------------------------------------------------------------------------------------------------------------------------
Net investment income
(loss)(3)                      (0.0021)       0.09     (0.08)    (0.22)    (0.30)    (0.38)    (0.36)    (0.36)   (0.45)    (0.60)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
  gain (loss) on investments    0.0021        2.56      2.83     (1.26)     8.46      1.56      5.35      1.07     9.20      4.94
------------------------------------------------------------------------------------------------------------------------------------
Total from investment
  operations                    0.0000        2.65      2.75     (1.48)     8.16      1.18      4.99      0.71     8.75      4.34
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
  Dividends from net
    investment income               --          --     (0.04)       --        --        --        --        --       --        --
------------------------------------------------------------------------------------------------------------------------------------
  Distributions from net
    realized gain on
    investments sold                --          --     (0.49)    (0.22)       --     (0.60)       --        --       --        --
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions             --          --     (0.53)    (0.22)       --     (0.60)       --        --       --        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period  $ 7.89      $10.54   $ 12.76   $ 11.06   $ 19.22   $  20.34  $  25.33   $  26.04  $  34.79  $ 39.13

------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN AT
  NET ASSET VALUE(4)(%)           0.00       33.59     27.40    (11.82)    73.78       6.19     24.53       2.80     33.60    12.48
------------------------------------------------------------------------------------------------------------------------------------
Total adjusted investment
 return at net asset
 value(4,6) (%)                  (0.41)      31.00     27.37        --        --         --        --         --        --       --
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
  (000s omitted)($)                 79       3,232     7,877    11,688    52,743    86,923    219,484   283,435    393,478  451,268
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets(%)                   0.03        3.05      3.48      3.11      2.85      2.64       2.28      2.19       2.11     2.05
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted expenses
 to average net assets(7)(%)      0.44        5.64      3.51        --        --        --         --        --          --      --
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
  income (loss) to average
  net assets(%)                  (0.03)       0.81     (0.67)    (1.64)    (1.83)    (1.99)     (1.58)    (1.46)     (1.55)   (1.59)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of adjusted net
investment income (loss)
to average net assets(7)(%)      (0.44)      (1.78)    (0.70)       --        --        --         --        --         --       --
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(%)           0         252        90        82        66        48         29        25         23       44
------------------------------------------------------------------------------------------------------------------------------------
Fee reduction per share ($)       0.03        0.29     0.004        --        --        --         --        --         --       --
------------------------------------------------------------------------------------------------------------------------------------
Average brokerage commission
 rate(5)($)                        N/A         N/A       N/A       N/A       N/A       N/A        N/A       N/A        N/A    0.0669



(1)  Class A and Class B shares commenced operations on August 22,1991 and October 26,1987, respectively. (Not annualized.)
(2)  On December 22,1994, John Hancock Advisors, Inc. became the investment advisor of the fund.
(3)  Based on the average of the shares outstanding at the end of each month.
(4)  Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)  Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.
(6)  An estimated total return calculation that does not take into consideration fee reductions by the advisor during the periods shown.
(7)  Unreimbursed, without fee reduction.

                                                         EMERGING GROWTH FUND 9

FINANCIAL INDUSTRIES FUND

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST II                  TICKER SYMBOL       CLASS A: FIDAX      CLASS B: FIDBX
-----------------------------------------------------------------------------------------------------------------------------


GOAL AND STRATEGY

[LOGO OF GOAL AND STRATEGY] The fund seeks capital appreciation. To pursue this goal, the fund invests in U.S. and foreign financial services companies. These include banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms and insurance companies.

Under normal circumstances, the fund invests at least 65% of assets in these companies.

PORTFOLIO SECURITIES

[LOGO OF PORTFOLIO SECURITIES] The fund invests primarily in the common stocks of U.S. and foreign companies. It may also invest in warrants, preferred stocks and debt securities.

The fund may invest up to 5% of net assets in junk bonds. For liquidity and flexibility, the fund may place up to 15% of net assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest up to 80% in these securities as a defensive tactic. The fund may also invest in certain higher-risk securities and may engage in other investment practices.


RISK FACTORS

[LOGO OF RISK FACTORS] As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates in a single sector, its performance is largely dependent on the sector's performance, which may differ from that of the overall stock market. Falling interest rates or deteriorating economic conditions can adversely affect the performance of financial services companies' stocks, while rising interest rates will cause a decline in the value of any debt securities the fund holds. Before you invest, please read "More about risk" starting on page 30.

PORTFOLIO MANAGEMENT

[LOGO OF PORTFOLIO MANAGEMENT] James K. Schmidt, CFA, and Thomas Finucane lead the fund's portfolio management team. Mr. Schmidt has been in the investment business since 1974. He joined the adviser in 1985 and is an executive vice president. Mr. Finucane has been in the investment business since joining the adviser in 1990. He is a second vice president.

--------------------------------------------------------------------------------
INVESTOR EXPENSES


{LOGO OF EXPENSES] Fund investors pay various expenses, either directly or indirectly. The figures below are based on Class A expenses for the past year, adjusted to reflect any changes. No Class B shares were issued or outstanding during the past year. Future expenses may be greater or less.

--------------------------------------------------------------------------------
  SHAREHOLDER TRANSACTION EXPENSES              CLASS A      CLASS B
--------------------------------------------------------------------------------

Maximum sales charge imposed on purchases
(as a percentage of offering price)              5.00%        none
--------------------------------------------------------------------------------
Maximum sales charge imposed on
reinvested dividends                             none         none
--------------------------------------------------------------------------------
Maximum deferred sales charge                    none(1)      5.00%
--------------------------------------------------------------------------------
Redemption fee(2)                                none         none
--------------------------------------------------------------------------------
Exchange fee                                     none         none


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
--------------------------------------------------------------------------------
Management fee (after expense limitation)(3)     0.00%        0.00%
--------------------------------------------------------------------------------
12b-1 fee(4)                                     0.30%        1.00%
--------------------------------------------------------------------------------
Other expenses
(after limitation)(3)                            0.90%        0.90%
--------------------------------------------------------------------------------
Total fund operating expenses
(after limitation)(3)                            1.20%        1.90%
--------------------------------------------------------------------------------

Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

--------------------------------------------------------------------------------
Share class                  Year 1    Year 3    Year 5    Year 10
--------------------------------------------------------------------------------
Class A shares                 $62       $86       $113      $188
--------------------------------------------------------------------------------
Class B shares
--------------------------------------------------------------------------------
      Assuming redemption
      at end of period         $69       $90       $123      $204
--------------------------------------------------------------------------------
      Assuming no redemption   $19       $60       $103      $204
--------------------------------------------------------------------------------


This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

(2)  Does not include wire redemption fee (currently $4.00).

(3) Reflects the adviser's agreement to limit expenses (except for 12b-1 and other class-specific expenses). Without this limitation, management fees would be 0.80% for each class, other expenses would be 5.97% for each class and total fund operating expenses would be 7.07% for Class A and 7.77% for Class B.

(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.

10  Financial Industries Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[LOGO OF FINANCIAL HIGHLIGHTS] The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY
 CLASS A YEAR-BY-YEAR TOTAL INVESTMENT
  RETURN (%)                                                            29.76(4)
            --------------------------------------------------------------------
(scale varies from fund to
 fund)
--------------------------------------------------------------------------------
  CLASS A - PERIOD ENDED:                                               10/96(1)
--------------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
  Net asset value, beginning of period                                $  8.50
--------------------------------------------------------------------------------
  Net investment income (loss)                                           0.02(2)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                 2.51
--------------------------------------------------------------------------------
  Total from investment operations                                       2.53
--------------------------------------------------------------------------------
  Less distributions:
--------------------------------------------------------------------------------
     Dividends from net investment income                                  --
--------------------------------------------------------------------------------
     Distributions from net realized gain on investments sold              --
--------------------------------------------------------------------------------
     Total distributions                                                   --
--------------------------------------------------------------------------------
  Net asset value, end of period                                      $ 11.03
--------------------------------------------------------------------------------
  TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                     29.76(4)
--------------------------------------------------------------------------------
  Total adjusted investment return at net asset value(3,5) (%)          26.04(4)
--------------------------------------------------------------------------------
  RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
  Net assets, end of period (000s omitted) ($)                            895
--------------------------------------------------------------------------------
  Ratio of expenses to average net assets (%)                            1.20(6)
--------------------------------------------------------------------------------
  Ratio of adjusted expenses to average net assets(5) (%)                7.07(6)
--------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average net assets (%)        0.37(6)
--------------------------------------------------------------------------------
  Ratio of adjusted net investment income (loss) to average net
   assets(5) (%)                                                       (5.50)(6)
--------------------------------------------------------------------------------
  Portfolio turnover rate (%)                                              31
--------------------------------------------------------------------------------
  Average brokerage commission rate(7) ($)                             0.0649
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  CLASS B - PERIOD ENDED:                                                 10/96
--------------------------------------------------------------------------------
  PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
  Net asset value, beginning of period                                     --
--------------------------------------------------------------------------------
  Net investment income (loss)                                             --
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                   --
--------------------------------------------------------------------------------
  Total from investment operations                                         --
--------------------------------------------------------------------------------
  Less distributions:
--------------------------------------------------------------------------------
        Dividends from net investment income                               --
--------------------------------------------------------------------------------
        Distributions from net realized gain on investments sold           --
--------------------------------------------------------------------------------
        Total distributions                                                --
--------------------------------------------------------------------------------
  Net asset value, end of period                                           --
--------------------------------------------------------------------------------
  Total investment return at net asset value(3) (%)                        --
--------------------------------------------------------------------------------
  Total adjusted investment return at net asset value(3,5) (%)             --
--------------------------------------------------------------------------------
  RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
  Net assets, end of period (000s omitted) ($)                             --
--------------------------------------------------------------------------------
  Ratio of expenses to average net assets (5)(%)                           --
--------------------------------------------------------------------------------
  Ratio of adjusted expenses to average net assets(5) (%)                  --
--------------------------------------------------------------------------------
  Ratio of net investment income (loss) to average net assets (%)          --
--------------------------------------------------------------------------------
  Ratio ofadjusted net investment income (loss) to average net
   assets(5) (%)                                                           --
--------------------------------------------------------------------------------
  Portfolio turnover rate (%)                                              --
--------------------------------------------------------------------------------
  Average brokerage commission rate(7) ($)                                 --
--------------------------------------------------------------------------------



(1)  Class A shares commenced operations on March 14, 1996.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5)  Unreimbursed, without fee reduction.
(6)  Annualized.
(7)  Per portfolio share traded. Required for fiscal years that began September
     1, 1995 or later.

                                                   FINANCIAL INDUSTRIES FUND  11

GROWTH FUND

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST III
                                  TICKER SYMBOL CLASS A: JHNGX   CLASS B: JHGBX
-------------------------------------------------------------------------------

GOAL AND STRATEGY
[LOGO]The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in stocks that are diversified with regard to industries and issuers. The fund favors stocks of companies whose operating earnings and revenues have grown more than twice as fast as the gross domestic product over the past five years, although not all stocks in the fund's portfolio will meet this criterion.

PORTFOLIO SECURITIES
[LOGO]The portfolio invests primarily in the common stocks of U.S. companies. It may also invest in warrants, preferred stocks and convertible debt securities.

For liquidity and flexibility, the fund may invest up to 35% of net assets in investment-grade short-term securities. In abnormal market conditions, it may invest more than 35% in these securities as a defensive tactic. The fund may also invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS
[LOGO]As with any growth fund, the value of your investment will fluctuate in respo nse to stock market movements. To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affe ct its performance. Before you invest, please read "More about risk" starting on page 30.

PORTFOLIO MANAGEMENT
[LOGO]Anurag Pandit, CFA, is leader of the fund's portfolio management team. A second vice president of the adviser, Mr. Pandit has been a member of the management team since joining John Hancock Funds in April 1996. He assumed leadership of the team on January 1, 1997. Mr. Pandit has been in the investment business since 1984.


-------------------------------------------------------------------------------

INVESTOR EXPENSES

[LOGO]Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

-------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                  CLASS A         CLASS B
-------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)               5.00%           none
Maximum sales charge imposed on
reinvested dividends                              none            none
Maximum deferred sales charge                     none(1)         5.00%
Redemption fee(2)                                 none            none
Exchange fee                                      none            none
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------
Management fee                                    0.79%           0.79%
12b-1 fee(3)                                      0.30%           1.00%
Other expenses                                    0.39%           0.39%
Total fund operating expenses                     1.48%           2.18%
-------------------------------------------------------------------------------

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

-------------------------------------------------------------------------------
SHARE CLASS                           YEAR 1    YEAR 3    YEAR 5     YEAR 10
-------------------------------------------------------------------------------
Class A shares                          $64       $94       $127       $218
Class B shares
  Assuming redemption
  at end of period                      $72       $98       $137       $234
  Assuming no redemption                $22       $68       $117       $234
-------------------------------------------------------------------------------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

----------


(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


12  GROWTH FUND

-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

[LOGO]The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

VOLATILITY, AS INDICATED BY CLASS A                                          [GRAPH]
YEAR-BY-YEAR TOTAL
INVESTMENT RETURN (%)         13.83    6.03    11.23    30.96    (8.34)   41.68     6.06    13.03    (7.50)    27.17      19.32(4)
(scale varies from fund to fund)                                                                                         ten months

-----------------------------------------------------------------------------------------------------------------------------------
Class A - PERIOD ENDED:       12/86   12/87    12/88    12/89    12/90    12/91    12/92    12/93    12/94    12/95       10/96(1)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning
  of period                  $14.50  $14.03  $ 12.34  $ 13.33  $ 15.18  $ 12.93  $ 17.48  $  7.32  $ 17.40   $ 15.89    $ 19.51
Net investment
  income (loss)                0.11    0.22     0.23     0.28     0.16     0.04    (0.06)   (0.11)   (0.10)    (0.09)(2)  (0.13)(2)
Net realized and unrealized
  gain (loss) on investments   1.79    0.64     1.16     3.81    (1.47)    5.36     1.10     2.33    (1.21)     4.40       3.90
Total from investment
  operations                   1.90    0.86     1.39     4.09    (1.31)    5.40     1.04     2.22    (1.31)     4.31       3.77
Less distributions:
  Dividends from net
    investment income         (0.17)  (0.28)   (0.23)   (0.29    (0.16)   (0.04)      --       --       --        --         --
  Distributions from net
  realized gain on
  investments sold            (2.20)  (2.27)   (0.17)   (1.95)   (0.78)   (0.81)   (1.20)   (2.14)   (0.20)    (0.69)        --
  Total distributions         (2.37)  (2.55)   (0.40)   (2.24)   (0.94)   (0.85)   (1.20)   (2.14)   (0.20)    (0.69)        --
Net asset value,
  end of period              $14.03  $12.34  $ 13.33  $ 15.18  $ 12.93  $ 17.48  $ 17.32  $ 17.40  $ 15.89   $ 19.51    $ 23.28
TOTAL INVESTMENT RETURN
  AT NET ASSET VALUE(3)(%)    13.83    6.03    11.23    30.96    (8.34)   41.68     6.06    13.03    (7.50)    27.17      19.32(4)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (000s omitted)($)          87,468  86,426  101,497  105,014  102,416  145,287  153,057  162,937  146,466   241,700    279,425
Ratio of expenses to
  average net assets(%)        1.03    1.00     1.06     0.96     1.46     1.44     1.60     1.56     1.65      1.48       1.48(5)
Ratio of net investment
  income (loss) to average
  net assets(%)                0.77    1.41     1.76     1.73     1.12     0.27    (0.36)   (0.67)   (0.64)    (0.46)     (0.73)(5)
Portfolio turnover rate (%)      62      68       47       61      102       82       71       68       52        68(6)      59
Average brokerage commission
  rate(7)($)                    N/A     N/A      N/A      N/A      N/A      N/A      N/A      N/A      N/A       N/A     0.0695

-----------------------------------------------------------------------------------------------------------------------------------
CLASS B - PERIOD ENDED:                                                                              12/94(8)  12/95      10/96(1)
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value, beginning
  of period                                                                                        $ 17.16   $ 15.83    $ 19.25
Net investment income (loss)                                                                         (0.20)(2) (0.26)(2)  (0.26)(2)
Net realized and unrealized
  gain (loss) on investments                                                                         (0.93)     4.37       3.84
Total from investment
  operations                                                                                         (1.13)     4.11       3.58
Less distributions:
  Distributions from net
  realized gain on
  investments sold                                                                                   (0.20)    (0.69)        --
Net asset value, end of period                                                                     $ 15.83   $1 9.25    $ 22.83
TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3)(%)                                                     (6.56)(4) 26.01      18.60(4)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted) ($)                                                         3,807    15,913     25,474
Ratio of expenses to average net assets (%)                                                           2.38 (8)  2.31       2.18 (8)
Ratio of net investment income (loss) to
  average net assets (%)                                                                             (1.25)(8) (1.39)     (1.42)(8)
Portfolio turnover rate (%)                                                                             52        68(6)      59
Average brokerage commission rate(7) ($)                                                               N/A       N/A     0.0695


----------


(1) Effective October 31, 1996, the fiscal year end changed from December 31 to October 31.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5)  Annualized.
(6)  Excludes merger activity.
(7)  Per portfolio share traded. Required for fiscal years that began September
     1, 1995 or later.
(8)  Class B shares commenced operations on January 3, 1994.





                                                                 GROWTH FUND  13

REGIONAL BANK FUND
REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST II
                                 TICKER SYMBOL   CLASS A: FRBAX   CLASS B:FRBFX
-------------------------------------------------------------------------------

GOAL AND STRATEGY
[LOGO]The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in regional banks and lending institutions, including:
-  commercial and industrial banks
-  savings and loan associations
-  bank holding companies

These financial institutions provide full-service banking, have primarily domestic assets and are typically based outside of New York City and Chicago. They may or may not be members of the Federal Reserve, and their deposits may or may not be FDIC-insured.

Under normal circumstances, the fund invests at least 65% of assets in these companies; it may invest up to 35% of assets in other financial services companies, including lending companies and money center banks. The fund may invest up to 5% of net assets in stocks of non-financial services companies and up to 5% in junk bonds issued by banks. Because regional banks typically pay regular dividends, moderate income is an investment goal.

PORTFOLIO SECURITIES
[LOGO]The fund invests primarily in the common stocks of U.S. companies. It may als o invest in warrants, preferred stocks and investment-grade convertible debt securities, as well as foreign stocks.

For liquidity and flexibility, the fund may place up to 15% of net assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest up to 80% in these securities as a defensive tactic. The fund may also invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS
[LOGO]As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Because the fund concentrates in a single industry, its performance is largely dependent on the industry's performance, which may differ in direction and degree from that of the overall stock market. Falling interest rates or deteriorating economic conditions can adversely affect the performance of bank stocks, while rising interest rates will cause a decline in the value of any debt securities the fund holds. Before you invest, please read "More about risk" starting on page 30.

PORTFOLIO MANAGEMENT
James K. Schmidt, CFA, joined John Hancock in 1985 and has served as the fund's portfolio manager since its inception that year. An executive vice president of the adviser, he has been in the investment business since 1974.

-------------------------------------------------------------------------------

INVESTOR EXPENSES

[LOGO]Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

-------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                      CLASS A        CLASS B
-------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)                    5.00%          none
Maximum sales charge imposed on
reinvested dividends                                   none           none
Maximum deferred sales charge                          none(1)        5.00%
Redemption fee(2)                                      none           none
Exchange fee                                           none           none
-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
  (AS A % OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------
Management fee                                         0.76%          0.76%
12b-1 fee(3)                                           0.30%          1.00%
Other expenses                                         0.32%          0.32%
Total fund operating expenses                          1.38%          2.08%
-------------------------------------------------------------------------------


EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

-------------------------------------------------------------------------------
SHARE CLASS                           YEAR 1    YEAR 3    YEAR 5     YEAR 10
-------------------------------------------------------------------------------
Class A shares                          $63       $92       $122       $207
Class B shares
  Assuming redemption
  at end of period                      $71       $95       $132       $223
  Assuming no redemption                $21       $65       $112       $223

----------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.





14  REGIONAL BANK FUND

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[LOGO]The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY CLASS B
YEAR-BY-YEAR TOTAL                                                            [GRAPH]
 INVESTMENT RETURN(%)
                    17.44  (17.36)(4)   36.89    20.46   (32.29)   75.35    37.20       36.71        5.69       30.11       27.89
(scale varies from fund to fund)

-----------------------------------------------------------------------------------------------------------------------------------
CLASS A - PERIOD ENDED:                                                     10/92(1)    10/93       10/94       10/95       10/96
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE
Net asset value,
  beginning
  of period                                                               $ 13.47     $ 17.47     $ 21.62     $ 21.52     $ 27.14
Net investment
  income (loss)                                                              0.21        0.26(2)     0.39(2)     0.52(2)     0.63(2)
Net realized and
  unrealized gain
  (loss) on
  investments                                                                3.98        5.84        0.91        5.92        7.04
Total from
  investment
  operations                                                                 4.19        6.10        1.30        6.44        7.67
Less distributions:
  Dividends from
    net investment
    income                                                                  (0.19)      (0.26)      (0.34)      (0.48)      (0.60)
  Distributions
    from net
    realized gain on
    investments sold                                                           --       (1.69)      (1.06)      (0.34)      (0.22)
  Total distributions                                                       (0.19)      (1.95)      (1.40)      (0.82)      (0.82)
Net asset value,
  end of period                                                           $ 17.47     $ 21.62     $ 21.52     $ 27.14     $ 33.99
TOTAL INVESTMENT
  RETURN AT NET
  ASSET VALUE(3) (%)                                                        31.26(4)    37.45        6.44       31.00       28.78
RATIOS AND
  SUPPLEMENTAL DATA
Net assets, end of
 period
 (000s omitted) ($)                                                        31,306      94,158     216,978     486,631     860,843
Ratio of expenses
  to average net
  assets (%)                                                                 1.41(5)     1.35        1.34        1.39        1.36
Ratio of net
  investment income
  to average net
  assets (%)                                                                 1.64(5)     1.29        1.78        2.23        2.13
Portfolio turnover
  rate (%)                                                                     53          35          13          14           8
Average brokerage
  commission
  rate(6) ($)                                                                 N/A         N/A         N/A         N/A      0.0694

-----------------------------------------------------------------------------------------------------------------------------------
CLASS B - PERIOD ENDED:
                     3/87(7) 10/87(8)   10/88    10/89    10/90    10/91    10/92       10/93       10/94       10/95       10/96
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value,
 beginning of
 period            $12.51    $12.68   $ 10.02  $ 11.89  $ 13.00  $  8.13  $ 13.76     $ 17.44     $ 21.56     $ 21.43     $ 27.02
Net investment
 income (loss)       0.20      0.05      0.16     0.20     0.30     0.29     0.18        0.15(2)     0.23(2)     0.36(2)     0.42(2)
Net realized and
 unrealized gain
 (loss) on
  investment         1.74     (2.17)     3.12     2.02    (4.19)    5.68     4.56        5.83        0.91        5.89        7.01
Total from investment
 operations          1.94     (2.12)     3.28     2.22    (3.89)    5.97     4.74        5.98        1.14        6.25        7.43
Less distributions:
  Dividends from
   net investment
   income           (0.26)    (0.04)    (0.15)   (0.16)   (0.19)   (0.34 )  (0.28)      (0.17)      (0.21)      (0.32)      (0.40)
  Distributions
   from net
   realized gain
   on investments
   sold             (1.51)    (0.50)    (1.26)   (0.95)   (0.76)      --    (0.78)      (1.69)      (1.06)      (0.34)      (0.22)
  Distributions from
   capital paid-in     --        --        --       --    (0.03)      --       --          --          --          --          --
  Total
   distributions    (1.77)    (0.54)    (1.41)   (1.11)   (0.98)   (0.34)   (1.06)      (1.86)      (1.27)      (0.66)      (0.62)
Net asset value,
  end of period    $12.68    $10.02   $ 11.89  $ 13.00  $  8.13  $ 13.76  $ 17.44     $ 21.56     $ 21.43     $ 27.02     $ 33.83
TOTAL INVESTMENT
  RETURN AT NET
  ASSET
  VALUE(3)(%)       17.44    (17.36)(4) 36.89    20.46   (32.29)   75.35    37.20       36.71        5.69       30.11       27.89
RATIOS AND
  SUPPLEMENTAL DATA
Net assets, end of
  period (000s
  omitted) ($)     54,626    38,721    50,965   81,167   38,992   52,098   56,016     171,808    522, 207   1,236,447   2,408,514
Ratio of expenses
 to average net
 assets (%)          1.48      2.47(5)   2.17     1.99     1.99     2.04     1.96        1.88        2.06        2.09        2.07
Ratio of net
  investment income
  (loss) to average
  net assets (%)     1.62      0.73(5)   1.50     1.67     2.51     2.65     1.21        0.76        1.07        1.53        1.42
Portfolio turnover
  rate (%)             89        58(5)     87       85       56       75       53          35          13          14           8
Average brokerage
  commission
  rate(6)($)          N/A       N/A       N/A      N/A      N/A     N/A       N/A         N/A         N/A         N/A      0.0694


----------

(1)  Class A shares commenced operations on January 3, 1992.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)  Not annualized.
(5)  Annualized.
(6)  Per portfolio share traded. Required for fiscal years that began September
     1, 1995 or later.
(7)  Year ended March 31, 1987.
(8)  For the period April 1, 1987 to October 31, 1987.







                                                           REGIONAL BANK FUND 15

SPECIAL EQUITIES FUND

REGISTRANT NAME: JOHN HANCOCK SPECIAL EQUITIES FUND
                                  TICKER SYMBOL  CLASS A: JHNSX   CLASS B: SPQBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY
[LOGO]The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in small-capitalization companies and companies in situations offering unusual or non-recurring opportunities. Under normal circumstances, the fund invests at least 65% of assets in a diversified portfolio of these companies. The fund looks for companies that dominate an emerging industry or hold a growing market share in a fragmented industry, and that have demonstrated annual earnings and revenue growth of at least 25%, self-financing capabilities and strong management. The fund does not invest for income.

PORTFOLIO SECURITIES
[LOGO]The fund invests primarily in the common stocks of U.S. and foreign companies. It may also invest in warrants, preferred stocks and investment-grade convertible debt securities. For liquidity and flexibility, the fund may place up to 35% of assets in cash or in investment-grade short-term securities. In abnormal market conditions, it may invest more than 35% in these securities as a defensive tactic. The fund also may invest in certain higher-risk securities, and may engage in other investment practices.

RISK FACTORS
[LOGO]As with any growth fund, the value of your investment will fluctuate in response to stock market movements. Stocks of small-capitalization and special-situation companies carry higher risks than stocks of larger companies. This is because these companies:

*  may lack proven track records

*  may be dependent on a small number of products or services

*  may be undercapitalized

*  may have highly priced stocks that are sensitive to adverse news

In addition, stocks of these companies are often traded in low volumes, which can increase market and liquidity risks. Before you invest, please read "More about risk" starting on page 30.

MANAGEMENT/SUBADVISER
[LOGO]Michael P. DiCarlo is responsible for the fund's day-to-day investment management. He has served as the fund's portfolio manager since January 1988, and has been in the investment business since 1984. He is currently one of three principals in DFS Advisors, LLC, which was founde d in 1996 and serves as subadviser to the fund.

This fund will be closed to new investors at the end of the day its total assets reach $2.5 billion. Further investments will be limited to existing accounts.

-------------------------------------------------------------------------------

INVESTOR EXPENSES

[LOGO]Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

-------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                      CLASS A        CLASS B
-------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)                    5.00%          none
Maximum sales charge imposed on
reinvested dividends                                   none           none
Maximum deferred sales charge                          none(1)        5.00%
Redemption fee(2)                                      none           none
Exchange fee                                           none           none

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------
Management fee(3)                                      0.81%          0.81%
12b-1 fee(4)                                           0.30%          1.00%
Other expenses                                         0.31%          0.35%
Total fund operating expenses                          1.42%          2.16%


EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

-------------------------------------------------------------------------------
SHARE CLASS                           YEAR 1    YEAR 3    YEAR 5     YEAR 10
-------------------------------------------------------------------------------
Class A shares                          $64       $93       $124       $212
Class B shares
  Assuming redemption
  at end of period                      $72       $98       $136       $231
  Assuming no redemption                $22       $68       $116       $231


----------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3)  Includes a subadviser fee equal to 0.25% of the fund's net assets.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.







16  SPECIAL EQUITIES FUND

FINANCIAL HIGHLIGHTS

[LOGO]The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.

VOLATILITY, AS INDICATED BY CLASS A
YEAR-BY-YEAR TOTAL
INVESTMENT
RETURN (%)                                                                [GRAPH]
                         (28.68)   13.72    31.82   (21.89)   95.37    20.25       47.83       (0.12)     37.49        12.96
                         ------  -------  -------  -------  -------  -------     -------     -------     -------     -------
(scale varies from fund to fund)

-----------------------------------------------------------------------------------------------------------------------------
CLASS A - PERIOD ENDED:   10/87    10/88    10/89    10/90    10/91    10/92       10/93       10/94       10/95       10/96
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value,
  beginning of period     $6.08    $4.30  $  4.89  $  6.38  $  4.97  $  9.71     $ 10.99     $ 16.13    $  16.11     $ 22.15
Net investment
  income (loss)           (0.03)    0.04     0.01    (0.12)   (0.10)   (0.19)(1)   (0.20)(1)   (0.21)(1)   (0.18)(1)   (0.22)
Net realized and
  unrealized gain (loss)
  on investments          (1.26)    0.55     1.53    (1.27)    4.84     2.14        5.43        0.19        6.22        3.06
Total from investment
  operations              (1.29)    0.59     1.54    (1.39)    4.74     1.95        5.23       (0.02)       6.04        2.84
Less distributions:
  Dividends from net
    investment income        --       --    (0.05)   (0.02)      --       --          --          --          --          --
  Distributions from
    net realized gain
    on investments
    sold                  (0.45)      --       --       --       --    (0.67)      (0.09)         --          --      (0.46)
  Distributions from
    capital paid-in       (0.04)      --       --       --       --       --          --          --          --          --
  Total distributions     (0.49)      --    (0.05)   (0.02)      --    (0.67)      (0.09)         --          --       (0.46)
Net asset value, end
  of period              $ 4.30  $  4.89  $  6.38  $  4.97  $  9.71  $ 10.99     $ 16.13     $ 16.11     $ 22.15     $ 24.53
TOTAL INVESTMENT RETURN
  AT NET ASSET
  VALUE(2)(%)            (28.68)   13.72    31.82   (21.89)   95.37    20.25       47.83       (0.12)      37.49       12.96
Total adjusted
  investment return at
  net asset value(2,3)   (29.41)   12.28    30.75   (22.21)   95.33       --          --          --          --          --
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of
  period (000s
  omitted) ($)           10,637   11,714   12,285    8,166   19,713   44,665     296,793     310,625     555,655     972,312
Ratio of expenses to
  average net assets (%)   1.50     1.50     1.50     2.63     2.75     2.24        1.84        1.62        1.48        1.42
Ratio of adjusted
  expenses to average
  net assets(4) (%)        2.23     2.94     2.57     2.95     2.79       --          --          --          --          --
Ratio of net investment
  income (loss) to
  average net assets (%)  (0.57)    0.82     0.47    (1.58)   (2.12)   (1.91)      (1.49)      (1.40)      (0.97)      (0.89)
Ratio of adjusted net
  investment income
  (loss) to average
  net assets(4) (%)       (1.30)   (0.62)   (0.60)   (1.90)   (2.16)      --          --          --          --          --
Portfolio turnover
  rate (%)                   93       91      115      113      163      114          33          66          82          59
Fee reduction per
  share ($)                0.04     0.07     0.03     0.02    0.002       --          --          --          --          --
Average brokerage
  commission rate(5) ($)    N/A      N/A      N/A      N/A      N/A      N/A         N/A         N/A         N/A      0.0677

-----------------------------------------------------------------------------------------------------------------------------
CLASS B - PERIOD ENDED:                                                            10/93(6)    10/94       10/95       10/96
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                             $ 12.30     $ 16.08     $ 15.97     $ 21.81
Net investment income (loss)                                                       (0.18)(1)   (0.30)(1)   (0.31)(1)   (0.40)(1)
Net realized and
  unrealized gain (loss)
  on investments                                                                    3.96        0.19        6.15        3.01
Total from investment operations                                                    3.78       (0.11)       5.84        2.61
Less distributions:
  Distributions from net
    realized gain on
    investments sold                                                                  --          --          --       (0.46)
Net asset value, end of period                                                   $ 16.08     $ 15.97     $ 21.81     $ 23.96
TOTAL INVESTMENT RETURN AT
  NET ASSET VALUE(2) (%)                                                           30.73(7)    (0.68)      36.57       12.09
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
  (000s omitted) ($)                                                             158,281     191,979     454,934     956,374
Ratio of expenses to
  average net assets (%)                                                            2.34(8)     2.25        2.20        2.16
Ratio of net investment
  income (loss) to average
  net assets (%)                                                                   (2.03)(8)   (2.02)      (1.69)      (1.65)
Portfolio turnover rate (%)                                                           33          66          82          59
Average brokerage commission rate(5) ($)                                             N/A         N/A         N/A      0.0677

----------

(1)  Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(4)  Unreimbursed, without fee reduction.
(5)  Per portfolio share traded. Required for fiscal years that began September
     1, 1995 or later.
(6)  Class B shares commenced operations on March 1, 1993.
(7)  Not annualized.
(8)  Annualized.





                                                       SPECIAL EQUITIES FUND  17

SPECIAL OPPORTUNITIES FUND

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST III
                                TICKER SYMBOL   CLASS A: SPOAX    CLASS B: SPOBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY
[LOGO]The fund seeks long-term capital appreciation. To pursue this goal, the fund invests in those economic sectors that appear to have a higher than average earning potential. Under normal circumstances, at least 90% of the fund's equity securities is invested within five or fewer sectors (e.g., financial services, energy, technology). At times, the fund may focus on a single sector. The fund first determines the inclusion and weighting of sectors, using macroeconomic as well as other factors, then selects portfolio securities by seeking the most attractive companies. The fund may add or drop sectors. Because the fund may invest more than 5% of assets in a single issuer, it is classified as a non-diversified fund.

PORTFOLIO SECURITIES
[LOGO]The fund invests primarily in common stocks of U.S. and foreign companies of any size. It may also invest in warrants, preferred stocks, convertible debt securities, U.S. Government securities and corporate bonds rated at least BBB/Baa, or equivalent, and may invest in certain higher-risk securities. The fund also may make short sales of securities and may engage in other investment practices. For liquidity and flexibility, the fund may place up to 10% of net assets in cash or investment-grade short-term securities. In abnormal market conditions, it may invest more than 10% in these securities as a defensive tactic.

RISK FACTORS
[LOGO]As with any growth fund, the value of your investment will fluctuate in response to stock market movements. By focusing on a relatively small number of sectors or issuers, the fund runs the risk that any factor influencing those sectors or issuers will have a major effect on performance. The fund may invest in companies with smaller market capitalizations, which represent higher near-term risks than larger capitalization companies. These factors make the fund likely to experience higher volatility than most other types of growth funds. Before you invest, please read "More about risk" starting on page 30.

PORTFOLIO MANAGEMENT
[LOGO]Kevin R. Baker is leader of the portfolio management team for the fund. A vic e president of the adviser, he has been a member of the management team since joining the adviser in January 1994. He has been in the investment business since 1986.

-------------------------------------------------------------------------------

INVESTOR EXPENSES

[LOGO]Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

-------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES                      CLASS A        CLASS B
-------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)                    5.00%          none
Maximum sales charge imposed on
reinvested dividends                                   none           none
Maximum deferred sales charge                          none(1)        5.00%
Redemption fee(2)                                      none           none
Exchange fee                                           none           none

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------
Management fee                                         0.80%          0.80%
12b-1 fee(3)                                           0.30%          1.00%
Other expenses                                         0.50%          0.50%
Total fund operating expenses                          1.60%          2.30%


EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

-------------------------------------------------------------------------------
SHARE CLASS                           YEAR 1    YEAR 3    YEAR 5     YEAR 10
-------------------------------------------------------------------------------
Class A shares                          $65      $ 98       $133       $231
Class B shares
  Assuming redemption
  at end of period                      $73      $102       $143       $246
  Assuming no redemption                $23      $ 72       $123       $246


----------

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)  Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.





18 SPECIAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

[LOGO]The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY CLASS A
YEAR-BY-YEAR TOTAL INVESTMENT RETURN (%)
(scale varies from fund to fund)                                                               (6.71)      17.53       36.15

----------------------------------------------------------------------------------------------------------------------------
CLASS A - PERIOD ENDED:                                                                        10/94(1)    10/95       10/96
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                                         $  8.50     $  7.93     $  9.32
Net investment income (loss)(2)                                                                (0.03)      (0.07)      (0.11)
Net realized and unrealized gain (loss) on investments                                         (0.54)       1.46        3.34
Total from investment operations                                                               (0.57)       1.39        3.23
Less distributions:
      Distributions from net realized gain on investments sold                                    --          --       (1.63)
Net asset value, end of period                                                               $  7.93     $  9.32     $ 10.92

TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                                              (6.71)      17.53       36.15
Total adjusted investment return at net asset value(3,4) (%)                                   (6.83)         --          --

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted) ($)                                                  92,325     101,562     156,578
Ratio of expenses to average net assets (%)                                                     1.50        1.59        1.59
Ratio of adjusted expenses to average net assets(5) (%)                                         1.62          --          --
Ratio of net investment income (loss) to average net assets (%)                                (0.41)      (0.87)      (1.00)
Ratio of adjusted net investment (loss) to average net assets(5) (%)                           (0.53)         --          --
Portfolio turnover rate (%)                                                                       57         155         240
Fee reduction per share ($)                                                                     0.01(2)       --          --
Average brokerage commission rate(6) ($)                                                         N/A         N/A      0.0600

----------------------------------------------------------------------------------------------------------------------------
CLASS B - PERIOD ENDED:                                                                        10/94(1)     10/95      10/96
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                                         $  8.50     $  7.87     $  9.19
Net investment income (loss)(2)                                                                (0.09)      (0.13)      (0.18)
Net realized and unrealized gain (loss) on investments                                         (0.54)       1.45        3.29
Total from investment operations                                                               (0.63)       1.32        3.11
Less distributions:
      Distributions from net realized gain on investments sold                                    --          --       (1.63)
Net asset value, end of period                                                               $  7.87     $  9.19     $ 10.67

TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                                              (7.41)(4)   16.77       35.34
Total adjusted investment return at net asset value(3,4) (%)                                   (7.53)         --          --

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted) ($)                                                 131,983     137,363     238,901
Ratio of expenses to average net assets (%)                                                     2.22        2.30        2.29
Ratio of adjusted expenses to average net assets(5) (%)                                         2.34          --          --
Ratio of net investment income (loss) to average net assets (%)                                (1.13)      (1.55)      (1.70)
Ratio of adjusted net investment (loss) to average net assets(5) (%)                           (1.25)         --          --
Portfolio turnover rate (%)                                                                       57         155         240
Fee reduction per share ($)                                                                     0.01(2)       --          --
Average brokerage commission rate(6) ($)                                                         N/A         N/A      0.0600

----------

(1)  Class A and B shares commenced operations on November 1, 1993.
(2)  Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(5)  Unreimbursed, without fee reduction.
(6)  Per portfolio share traded. Required for fiscal years that began September
     1, 1995 or later.

                                                  SPECIAL OPPORTUNITIES FUND  19

YOUR ACCOUNT

-------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

All John Hancock growth funds offer two classes of shares, Class A and Class B. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial representative can help you decide.

-------------------------------------------------------------------------------
CLASS A                                   CLASS B
-------------------------------------------------------------------------------
* Front-end sales charges, as             * No front-end sales charge; all your
  described below. There are                money goes to work for you right
  several ways to reduce these              away.
  charges, also described below.
                                          * Higher annual expenses than Class A
* Lower annual expenses than                shares.
  Class B shares.
                                          * A deferred sales charge on shares
                                            you sell within six years of
                                            purchase, as described below.

                                          * Automatic conversion to Class A
                                            shares after eight years, thus
                                            reducing future annual expenses.

For actual past expenses of Class A and B shares, see the fund-by-fund information earlier in this prospectus.

Special Equities Fund offers Class C shares, which have their own expense structure and are available to financial institutions only. Call Signature Services for more information (see the back cover of this prospectus).

-------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

CLASS A Sales charges are as follows:

-------------------------------------------------------------------------------
Class A sales charges
-------------------------------------------------------------------------------
                              AS A % OF                AS A % OF YOUR
YOUR INVESTMENT               OFFERING PRICE           INVESTMENT
Up to $49,999                 5.00%                    5.26%
$50,000 - $99,999             4.50%                    4.71%
$100,000 - $249,999           3.50%                    3.63%
$250,000 - $499,999           2.50%                    2.56%
$500,000 - $999,999           2.00%                    2.04%
$1,000,000 and over           See below


INVESTMENTS OF $1 MILLION OR MORE Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

-------------------------------------------------------------------------------
CDSC ON $1 MILLION+ INVESTMENTS
-------------------------------------------------------------------------------
YOUR INVESTMENT                   CDSC ON SHARES BEING SOLD
First $1M - $4,999,999            1.00%
Next $1 - $5M above that          0.50%
Next $1 or more above that        0.25%


For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the LAST day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

CLASS B Shares are offered at their net asset value per share, without any initial sales charge. However, there is a contingent deferred sales charge
(CDSC) on shares you sell within six years of buying them. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

-------------------------------------------------------------------------------
CLASS B DEFERRED CHARGES
-------------------------------------------------------------------------------
YEARS AFTER PURCHASE              CDSC ON SHARES BEING SOLD
1st year                          5.00%
2nd year                          4.00%
3rd or 4th year                   3.00%
5th year                          2.00%
6th year                          1.00%
After 6 years                     None



For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the First day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.




20 YOUR ACCOUNT

-------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

* Accumulation Privilege - lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.

* Letter of Intention - lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

* Combination Privilege - lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services to add these options to an existing account.

GROUP INVESTMENT PROGRAM Allows established groups of four or more investors to invest as a group. Each investor has an individual account, but for sales charge purposes, the group's investments are lumped together making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial aggregate investments must be at least $250) and you may terminate the program at any time.


To utilize: contact your financial representative or Signature Services to find out how to qualify.

CDSC WAIVERS As long as Signature Services is notified at the time you sell, the CDSC for either share class will generally be waived in the following cases:

* to make payments through certain systematic withdrawal plans

* to make certain distributions from a retirement plan

* because of shareholder death or disability

To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

REINSTATEMENT PRIVILEGE If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

* government entities that are prohibited from paying mutual fund sales charges

* financial institutions or common trust funds investing $1 million or more for non-discretionary accounts

* selling brokers and their employees and sales representatives

* financial representatives utilizing fund shares in fee-based investment products under agreement with John Hancock Funds

* fund trustees and other individuals who are affiliated with these or other John Hancock funds

* individuals transferring assets to a John Hancock fund from an employee benefit plan that has John Hancock funds

* members of an approved affinity group financial services program

* certain insurance company contract holders (one-year CDSC usually applies)

* participants in certain retirement plans with at least 100 members (one-year CDSC applies)

To utilize: if you think you may be eligible for a sales charge waiver, contact your financial representative or Signature Services, or consult the SAI.

-------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

     *  non-retirement account: $1,000

     *  retirement account: $250

     *  group investments: $250

     * Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You can initiate any purchase, exchange or sale of shares through your financial representative.


                                                                YOUR ACCOUNT  21

-------------------------------------------------------------------------------
BUYING SHARES
-------------------------------------------------------------------------------
            OPENING AN ACCOUNT                          ADDING TO AN ACCOUNT

-------------------------------------------------------------------------------
BY CHECK
-------------------------------------------------------------------------------
[LOGO] * Make out a check for the                * Make out a check for the
         investment amount, payable                investment amount payable to
         to "John Hancock Signature                "John Hancock Signature
         Services, Inc."                           Services, Inc."

       * Deliver the check and your              * Fill out the detachable
         completed application to                  investment slip from an
         your financial representative,            account statement. If no
         or mail them to Signature                 slip is available, include a
         Services (address on next page).          note specifying the fund
                                                   name, your share class, your
                                                   account number and the
                                                   name(s) in which the account
                                                   is registered.

                                                 * Deliver the check and your
                                                   investment slip or note to
                                                   your financial
                                                   representative, or mail them
                                                   to Signature Services
                                                   (address on next page).

-------------------------------------------------------------------------------
BY EXCHANGE
-------------------------------------------------------------------------------
[LOGO] * Call your financial                     * Call Signature Services to
         representative or Signature               request an exchange.
         Services to request an
         exchange.

-------------------------------------------------------------------------------
BY WIRE
-------------------------------------------------------------------------------
[LOGO] * Deliver your completed                  * Instruct your bank to wire
         application to your financial             the amount of your investmen
         representative, or mail it to             to:
         Signature Services.                       First Signature Bank & Trust
                                                   Account # 900000260
       * Obtain your account number by             Routing # 211475000
         calling your financial                    Specify the fund name, your
         representative or Signature               share class, your account
         Services.                                 number and the name(s) in
                                                   which the account is
       * Instruct your bank to wire                registered.  Your bank may
         the amount of your                        charge a fee to wire funds.
         investment to:
         First Signature Bank & Trust
         Account # 900000260
         Routing # 211475000
         Specify the fund name, your
         choice of share class, the new
         account number and the name(s) in
         which the account is registered.
         Your bank may charge a fee to
         wire funds.

-------------------------------------------------------------------------------
BY PHONE
-------------------------------------------------------------------------------
[LOGO]   See "By wire" and "By exchange."        * Verify that your bank or
                                                   credit union is a member of
                                                   the Automated Clearing House
                                                   (ACH) system.

                                                 * Complete the "Invest-By-
                                                   Phone" and "Bank Information"
                                                   sections on your account
                                                   application.

                                                 * Call Signature Services to
                                                   verify that these features
                                                   are in place on your account.

                                                 * Tell the Signature Services
                                                   representative the fund name
                                                   your share class, your
                                                   account number, the name(s)
                                                   in which the account is
                                                   registered and the amount of
                                                   your investment.











To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."



22  YOUR ACCOUNT

-------------------------------------------------------------------------------
SELLING SHARES
-------------------------------------------------------------------------------
                DESIGNED FOR         TO SELL SOME OR ALL OF YOUR SHARES

-------------------------------------------------------------------------------
BY LETTER
-------------------------------------------------------------------------------
[LOGO] * Accounts of any type.       * Write a letter of instruction or complete
                                       a stock power indicating the fund name,
       * Sales of any amount.          your share class, your account number,
                                       the name(s) in which the account is
                                       registered and the dollar value or
                                       number of shares you wish to sell.

                                     * Include all signatures and any additional
                                       documents that may be required (see next page).

                                     * Mail the materials to Signature Services.

                                     * A check will be mailed to the name(s) and
                                       address in which the account is
                                       registered, or otherwise according to
                                       your letter of instruction.

-------------------------------------------------------------------------------
BY PHONE
-------------------------------------------------------------------------------
[LOGO] * Most accounts.              * For automated service 24 hours a day
                                       using your touch-tone phone, call the
       * Sales of up to $100,000.      EASI-Line at 1-800-338-8080.

                                     * To place your order with a representative
                                       at John Hancock Funds, call Signature
                                       Services between 8 a.m and 4 p.m. Eastern
                                       Time on most business days.

-------------------------------------------------------------------------------
BY WIRE OR ELECTRONIC FUNDS TRANSFER (EFT)
-------------------------------------------------------------------------------
[LOGO] * Requests by letter to sell  * Fill out the "Telephone Redemption"
         any amount (accounts of       section of your new account application.
         any type).
                                     * To verify that the telephone redemption
       * Requests by phone to sell     privilege is in place on an account, or
         up to $100,000 (accounts      to request the forms to add it to an
         with telephone redemption     existing account, call Signature
         privileges).                  Services.

                                     * Amounts of $1,000 or more will be wired
                                       on the next business day. A $4 fee will
                                       be deducted from your account.

                                     * Amounts of less than $1,000 may be sent
                                       by EFT or by check. Funds from EFT
                                       transactions are generally available by
                                       the second business day. Your bank may
                                       charge a fee for this service.

-------------------------------------------------------------------------------
BY EXCHANGE
-------------------------------------------------------------------------------
[LOGO] * Accounts of any type.       * Obtain a current prospectus for the fund
                                       into which you are exchanging by
       * Sales of any amount.          calling your financial representative
                                       or Signature Services.

                                     * Call Signature Services to request an
                                       exchange.


-------------------------------------
ADDRESS
John Hancock Signature Services, Inc.
1 John Hancock Way STE 1000
Boston, MA  02217-1000

PHONE
1-800-225-5291

Or contact your financial
representative for instructions and
assistance.
-------------------------------------

To sell shares through a systematic withdrawal plan, see "Additional investor services."

                                                                YOUR ACCOUNT  23

SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders.
You will need a signature guarantee if:

*  your address of record has changed within the past 30 days
*  you are selling more than $100,000 worth of shares
* you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

*  a broker or securities dealer
*  a federal savings, cooperative or other type of bank
*  a savings and loan or other thrift institution
*  a credit union
*  a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.



--------------------------------------------------------------------------------
SELLER                                  REQUIREMENTS FOR WRITTEN REQUESTS
--------------------------------------------------------------------------------

Owners of individual, joint, sole       *  Letter of instruction.
proprietorship, UGMA/UTMA (custodial    *  On the letter, the signatures
accounts for minors) or general            and titles of all persons
partner accounts.                          authorized to sign for the account,
                                           exactly as the account is registered.
                                        *  Signature guarantee if applicable
                                           (see above).

Owners of corporate or association      *  Letter of instruction.
accounts.                               *  Corporate resolution, certified
                                           within the past 90 days.
                                        *  On the letter and the resolution,
                                           the signature of the person(s)
                                           authorized to sign for the account.
                                        *  Signature guarantee if applicable
                                           (see above).

Owners or trustees of trust accounts.   *  Letter of instruction.
                                        *  On the letter, the signature(s) of
                                           the trustee(s).
                                        *  If the names of all trustees are not
                                           registered on the account, please
                                           also provide a copy of the trust
                                           document certified within the past
                                           60 days.
                                        *  Signature guarantee if applicable
                                           (see above).

Joint tenancy shareholders whose        *  Letter of instruction signed by
co-tenants are deceased.                   surviving tenant.
                                        *  Copy of death certificate.
                                        *  Signature guarantee if applicable
                                           (see above).

Executors of shareholder estates.       *  Letter of instruction signed by
                                           executor.
                                        *  Copy of order appointing executor.
                                        *  Signature guarantee if applicable
                                           (see above).

Administrators, conservators,           *  Call 1-800-225-5291 for
guardians and other sellers or             instructions.
account types not listed above.


24 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

VALUATION OF SHARES The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time) by dividing a class's net assets by the number of its shares outstanding.

BUY AND SELL PRICES When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Signature Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, Signature Services is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.

To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

CERTIFICATED SHARES Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

ELIGIBILITY BY STATE You may only invest in, or exchange into, fund shares legally available in your state.


--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

ACCOUNT STATEMENTS In general, you will receive account statements as follows:

* after every transaction (except a dividend reinvestment) that affects your account balance

*  after any changes of name or address of the registered owner(s)

*  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The funds generally distribute most or all of their net earnings in the form of dividends.Any capital gains are distributed annually. Most of the funds do not typically pay income dividends, with the exception of Disciplined Growth Fund and Regional Bank Fund, which typically pay income dividends semi-annually and quarterly, respectively.


                                                                YOUR ACCOUNT 25

DIVIDEND REINVESTMENTS Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.

TAXABILITY OF DIVIDENDS As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.


--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

MONTHLY AUTOMATIC ACCUMULATION PROGRAM (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

*  Complete the appropriate parts of your account application.

* If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

SYSTEMATIC WITHDRAWAL PLAN This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

*  Make sure you have at least $5,000 worth of shares in your account.

* Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

* Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

* Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

* Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

RETIREMENT PLANS John Hancock Funds offers a range of qualified retirement plans, including IRAs, SEPs, 401(k) plans, 403(b) plans (including TSAs) and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


26 YOUR ACCOUNT

FUND DETAILS

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

HOW THE FUNDS ARE ORGANIZED Each John Hancock growth fund is an open-end management investment company or a series of such a company.

Each fund is supervised by a board of trustees, an independent body that has ultimate responsibility for the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others (see diagram). The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests.

At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The boards of the John Hancock growth funds may include individuals who are affiliated with the investment adviser. However, the majority of board members must be independent.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales compensation").

                                  ------------
                                  SHAREHOLDERS
                                  ------------

                                --------------------------------------------
                                       FINANCIAL SERVICES FIRMS AND
                                           THEIR REPRESENTATIVES
  DISTRIBUTION AND
SHAREHOLDER SERVICES            Advise current and prospective share-
                                holders on their fund investments, often
                                in the context of an overall financial plan.
                                --------------------------------------------

       -------------------------------------------       -------------------------------------------------
                  POLITICAL DISTRIBUTOR                                    TRANSFER AGENT

                 John Hancock Funds, Inc.                      John Hancock Signature Services, Inc.
                  101 Huntington Avenue                             1 John Hancock Way STE 1000
                  Boston, MA 02199-7603                                Boston, MA 02217-1000

         Markets the funds and distributes shares         Handles shareholder services, including record-
       through selling brokers, financial planners       keeping and statements, distribution of dividends,
           and other financial representatives.               and processing of buy and sell requests.
       -------------------------------------------       -------------------------------------------------


                                                                          -------------------------------------
----------------------------------    -------------------------------                  CUSTODIAN
            SUBADVISER                       INVESTMENT ADVISER
                                                                               Investors Bank & Trust Co.
         DFS Advisors LLC               John Hancock Advisers, Inc.                 89 South Street                   ASSET
         75 State Street                   101 Huntington Avenue                    Boston, MA 02111                MANAGEMENT
         Boston, MA 02109                  Boston, MA 02199-7603
                                                                          Holds the funds' assets, settles all
  Provides portfolio management       Manages the funds' business and     portfolio trades and collects most of
services to Special Equities Fund.         investment activities.            the valuation data required for
----------------------------------    -------------------------------         calculating each fund's NAV.
                                                                          -------------------------------------


                        --------------------------------
                                    TRUSTEES

                        Supervise the funds' activities.
                        --------------------------------

                                                                 FUND DETAILS 27

ACCOUNTING COMPENSATION The funds compensate the adviser for performing tax and financial management services. Annual compensation is not expected to exceed 0.02% of each fund's average net assets.

PORTFOLIO TRADES In placing portfolio trades, the adviser may use brokerage firms that market the fund's shares or are affiliated with John Hancock Mutual Life Insurance Company, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.

INVESTMENT GOALS Except for Discovery Fund, Emerging Growth Fund, Financial Industries Fund and Special Opportunities Fund, each fund's investment goal is fundamental and may only be changed with shareholder approval.

DIVERSIFICATION Except for Special Opportunities Fund, all of the growth funds are diversified.

--------------------------------------------------------------------------------
SALES COMPENSATION
As part of their business strategies, the funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation authorizing annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the funds. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B shares, interest expenses.

--------------------------------------------------------------------------------
  CLASS B UNREIMBURSED DISTRIBUTION EXPENSES(1)
--------------------------------------------------------------------------------
                          UNREIMBURSED      AS A % OF
  FUND                    EXPENSES          NET ASSETS
Disciplined Growth        $ 3,798,216         4.19%
Discovery                 $   886,207         1.01%
Emerging Growth           $11,288,492         2.59%
Financial Industries              N/A         N/A
Growth                    $   208,458         0.79%
Regional Bank             $59,994,035         3.42%
Special Equities          $19,220,716         2.54%
Special Opportunities     $ 7,346,826         4.20%


(1) As of the most recent fiscal year end covered by each fund's financial highlights. These expenses may be carried forward indefinitely.


INITIAL COMPENSATION Whenever you make an investment in a fund or funds, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time.

ANNUAL COMPENSATION Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.

28 FUND DETAILS


----------------------------------------------------------------------------------------------------------------------------------
  CLASS A INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
                                                            MAXIMUM
                                 SALES CHARGE               REALLOWANCE            FIRST YEAR                MAXIMUM
                                 PAID BY INVESTORS          OR COMMISSION          SERVICE FEE               TOTAL COMPENSATION(1)
                                 (% of offering price)      (% of offering price)  (% of net investment)     (% of offering price)
  Up to $49,999                  5.00%                      4.01%                  0.25%                     4.25%
  $50,000 - $99,999              4.50%                      3.51%                  0.25%                     3.75%
  $100,000 - $249,999            3.50%                      2.61%                  0.25%                     2.85%
  $250,000 - $499,999            2.50%                      1.86%                  0.25%                     2.10%
  $500,000 - $999,999            2.00%                      1.36%                  0.25%                     1.60%

  REGULAR INVESTMENTS OF
  $1 MILLION OR MORE
  First $1M - $4,999,999         --                         0.75%                  0.25%                     1.00%
  Next $1 - $5M above that       --                         0.25%                  0.25%                     0.50%
  Next $1 or more above that     --                         0.00%                  0.25%                     0.25%

  Waiver investments(2)          --                         0.00%                  0.25%                     0.25%

----------------------------------------------------------------------------------------------------------------------------------
  CLASS B INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
                                                            MAXIMUM
                                                            REALLOWANCE            FIRST YEAR                MAXIMUM
                                                            OR COMMISSION          SERVICE FEE               TOTAL COMPENSATION
                                                            (% of offering price)  (% of net investment)     (% of offering price)
  All amounts                                               3.75%                  0.25%                     4.00%



(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.

(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members that take advantage of the sales charge waivers described earlier in this prospectus.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

                                                                FUND DETAILS  29

--------------------------------------------------------------------------------
MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund information.

The funds are permitted to utilize - within limits established by the trustees - certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that a fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following page are brief descriptions of these securities and practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the performance of a John Hancock growth fund will be positive over any period of time - days, months or years. However, stock funds as a category have historically performed better over the long term than bond or money market funds.

--------------------------------------------------------------------------------
TYPES OF INVESTMENT RISK

CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks.

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Adverse changes in exchange rates may erode or reverse any gains produced by foreign currency denominated investments and may widen any losses.

INFORMATION RISK The risk that key information about a security or market is inaccurate or unavailable.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

LEVERAGE RISK Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.
* HEDGED When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
* SPECULATIVE To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on fund management or performance.

MANAGEMENT RISK The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds. Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time.

MARKET RISK may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them.

NATURAL EVENT RISK The risk of losses attributable to natural disasters, crop failures and similar events.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

POLITICAL RISK The risk of losses attributable to government or political act ions, from changes in tax or trade statutes to governmental collapse and war.

VALUATION RISK The risk that a fund has valued certain of its securities at a higher price than it can sell them for.

30  FUND DETAILS


------------------------------------------------------------------------------------------------------------------------------------
HIGHER-RISK SECURITIES AND PRACTICES
------------------------------------------------------------------------------------------------------------------------------------

This table shows each fund's investment
limitations as a percentage of portfolio assets. In each case the principal types of risk are listed (see previous page for definitions). Numbers in this table show allowable usage only; for actual usage, consult the fund's annual/semi-annual reports.

10     Percent of total assets (italic type)
10     Percent of net assets (roman type)
[X]    No policy limitation on usage;
       fund may be using currently
[ ]    Permitted, but has not typically
       been used                          DISCIPLINED             EMERGING   FINANCIAL           REGIONAL   SPECIAL       SPECIAL
--     Not permitted                        GROWTH     DISCOVERY   GROWTH    INDUSTRIES   GROWTH   BANK     EQUITIES   OPPORTUNITIES

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICES

BORROWING; REVERSE REPURCHASE AGREEMENTS
The borrowing of money from banks or
through reverse repurchase agreements.
Leverage, credit risks.                        5           5         33.3        5         33.3     5         33.3         33.3

REPURCHASE AGREEMENTS  The purchase of
a security that must later be sold back
to the seller at the same price plus
interest. Credit risk.                         [X]         [X]       [X]         [X]       [X]      [X]       [X]          [X]

SECURITIES LENDING  The lending of
securities to financial institutions,
which provide cash or government
securities as collateral. Credit risk.         5           33.3      30          33.3      33.3     --        33.3         33.3

SHORT SALES The selling of securities
which have been borrowed on the
expectation that the market price will
drop.
*  Hedged. Hedged leverage, market,
   correlation, liquidity, opportunity
   risks.                                      --          [ ]       [ ]         [ ]       [ ]      --        [ ]          [X]
*  Speculative. Speculative leverage,
   market, liquidity risks.                    --          [ ]       --          [ ]       [ ]      --        [ ]          5

SHORT-TERM TRADING  Selling a security
soon after purchase. A portfolio
engaging in short-term trading will
have higher turnover and transaction
expenses. Market risk.                         [X]         [X]       [X]         [X]       [X]      [X]       [X]          [X]

WHEN-ISSUED SECURITIES AND FORWARD
COMMITMENTS The purchase or sale of
securities for delivery at a future
date; market value may change before
delivery. Market, opportunity,
leverage risks.                                [X]         [X]       [X]         [X]       [X]      [X]       [X]          [X]


------------------------------------------------------------------------------------------------------------------------------------
CONVENTIONAL SECURITIES

NON-INVESTMENT-GRADE SECURITIES
Securities rated below BBB/Baa are
considered junk bonds. Credit, market,
interest rate, liquidity, valuation,
information risks.                             --          --        10          5         5        5         --           --

FOREIGN EQUITIES
*  Stocks issued by foreign companies.
   Market, currency, information, natural
   event, political risks.                     --          25        [X]         [X]       15       [ ]       [X]          [X]
*  American or European depository
   receipts, which are dollar-denominated
   securities typically issued by American
   or European banks and are based on
   ownership of securities issued by
   foreign companies. Market, currency,
   information, natural event, political
   risks.                                      10          25        [X]         [X]       15       [ ]       [X]          [X]

RESTRICTED AND ILLIQUID SECURITIES
Securities not traded on the open market.
May include illiquid Rule 144A securities.
Liquidity, valuation, market risks.            15          15        10          15        15       15        15           15

------------------------------------------------------------------------------------------------------------------------------------
LEVERAGED DERIVATIVE SECURITIES

FINANCIAL FUTURES AND OPTIONS;
SECURITIES AND INDEX OPTIONS Contracts
involving the right or obligation to
deliver or receive assets or money
depending on the performance of one or
more assets or an economic index.
*  Futures and related options. Interest
   rate, currency, market, hedged or
   speculative leverage, correlation,
   liquidity, opportunity risks.               [ ]         [X]       [X]         [ ]       [ ]      --        [ ]          [X]
*  Options on securities and indices.
   Interest rate, currency, market,
   hedged or speculative leverage,
   correlation, liquidity, credit,
   opportunity risks.                          [ ]         [ ]       [X]         [ ]       [ ]      [ ]       [ ]          [X]

CURRENCY CONTRACTS  Contracts involving
the right or obligation to buy or sell a
given amount of foreign currency at a
specified price and future date.
*  Hedged. Currency, hedged leverage,
   relation, liquidity, opportunity risks.     --          25        [X]         [ ]       [X]      --        [ ]          [X]
*  Speculative. Currency, speculative
   leverage, liquidity risks.                  --          --        --          [ ]       --       --        [ ]          --

                                                                 FUND DETAILS 31

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that        To request a free copy of the current
offer further information               annual/semi-annual report or SAI,
on John Hancock growth funds:           please write or call:

ANNUAL/SEMI-ANNUAL REPORT TO            John Hancock Signature Services, Inc.
SHAREHOLDERS                            1 John Hancock Way STE 1000
Includes financial statements,          Boston, MA 02217-1000
detailed performance information,       Telephone: 1-800-225-5291
portfolio holdings, a statement         EASI-Line: 1-800-338-8080
from portfolio management and           TDD: 1-800-544-6713
the auditor's report.                   Internet: www.jhancock.com/funds

STATEMENT OF ADDITIONAL
INFORMATION (SAI)
The SAI contains more detailed
information on all aspects of the
funds. The current annual/
semi-annual report is included
in the SAI.

A current SAI has been filed with
the Securities and Exchange
Commission and is incorporated
by reference (is legally a part
of this prospectus).




[LOGO]   JOHN HANCOCK FUNDS
         A GLOBAL INVESTMENT MANAGEMENT FIRM

         101 Huntington Avenue
         Boston, Massachusetts 02199-7603

                                                (C)1996 John Hancock Funds, Inc.
                                                                     GROPN  3/97
JOHN HANCOCK (R)
FINANCIAL SERVICES

JOHN HANCOCK
SPECIAL
EQUITIES
FUND

CLASS C SHARES
PROSPECTUS
MARCH 1, 1997

------------------------------------------------------------------------------
TABLE OF CONTENTS
                                                                          Page
                                                                          ----
Expense Information ....................................................     2
The Fund's Financial Highlights ........................................     3
Investment Objective and Policies ......................................     5
Organization and Management of the Fund ................................     8
The Fund's Expenses ....................................................     8
Dividends and Taxes ....................................................     9
Performance ............................................................    10
Who Can Buy Class C Shares .............................................    10
How to Buy Class C Shares ..............................................    11
Class C Share Price ....................................................    12
How to Redeem Class C Shares ...........................................    13
Additional Services and Programs .......................................    15

    This Prospectus sets forth the information about John Hancock Special Equities Fund (the "Fund") a diversified fund, that you should know before investing. Please read and retain it for future reference.

    Additional information about the Fund has been filed with the Securities and Exchange Commission (the "SEC"). You can obtain a copy of the Fund's Statement of Additional Information, dated March 1, 1997 and incorporated by reference into this Prospectus, free of charge by writing or telephoning: John Hancock Signature Services, Inc. P.O. Box 9296, Boston, Massachusetts 02205-9296, 1-800-755-4371.

    SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE INFORMATION

    The purpose of the following information is to help you to understand the various fees and expenses you will bear, directly or indirectly, when you purchase Class C Fund shares. The operating expenses included in the table and hypothetical example below are based on actual fees and expenses for the Class C shares of the Fund for the fiscal year ended October 31, 1996, adjusted to reflect current fees and expenses. Actual fees and expenses of Class C shares may be greater or less than those indicated.

                                                                                                                          CLASS C
                                                                                                                          SHARES*
                                                                                                                          -------
SHAREHOLDER TRANSACTION EXPENSES
Maximum sales charge imposed on purchases (as a percentage of offering price) .........................................       None
Maximum sales charge imposed on reinvested dividends ..................................................................       None
Maximum deferred sales charge .........................................................................................       None
Redemption fee+ .......................................................................................................       None
Exchange fee ..........................................................................................................       None

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets)
Management fee** ......................................................................................................       0.81%
Other expenses ........................................................................................................       0.19%
                                                                                                                              -----
Total Fund operating expenses .........................................................................................       1.00%
                                                                                                                              =====
----------
 * The information set forth in the foregoing table relates only to Class C shares. Class C shares commenced operations on
   September 1, 1993.
 + Redemption by wire fee (currently $4.00) not included.
** The calculation of the management fee is based on average net assets for the fiscal year ended October 31, 1996. See "The
   Fund's Expenses."


EXAMPLE: CLASS C SHARES                                                                   1 YEAR     3 YEARS    5 YEARS   10 YEARS
-----------------------                                                                   ------     -------    -------   --------
You would pay the following expenses for the indicated period of years on a
  hypothetical $1,000 investment, assuming a 5% annual return: .............                $10        $32        $55       $122

(This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.)

    The management fee referred to above is more fully explained in this Prospectus under the caption "The Fund's Expenses" and in the Statement of Additional Information under the caption "Investment Advisory and Other Services."

THE FUND'S FINANCIAL HIGHLIGHTS

    The following table of Financial Highlights has been audited by Ernst & Young LLP, the Fund's independent auditors whose unqualified report is included in the Fund's 1996 Annual Report and is included in the Statement of Additional Information. Further information about the performance of the Fund is contained in the Fund's Annual Report to shareholders, which may be obtained free of charge by writing or telephoning John Hancock Signature Services, Inc. ("Signature Services") at the address or telephone number listed on the front page of this Prospectus.

    Selected data for each class of shares outstanding throughout each period indicated are as follows:

                                                                      YEAR ENDED OCTOBER 31,
                        -----------------------------------------------------------------------------------------------------------
                          1996         1995         1994         1993         1992         1991     1990     1989     1988   1987
                         -----        -----        -----        -----        -----        -----    -----    -----    ----   -----
CLASS A
PER SHARE OPERATING PERFORMANCE
  Net Asset Value,
    Beginning of Period $22.15       $16.11       $16.13       $10.99       $ 9.71       $ 4.97   $ 6.38   $ 4.89   $ 4.30  $ 6.08
                        ------       ------       ------       ------       ------       ------   ------   ------   ------  ------
  Net Investment
    Income (Loss)(a)     (0.22)(b)    (0.18)(b)    (0.21)(b)    (0.20)(b)    (0.19)(b)    (0.10)   (0.12)    0.01     0.04   (0.03)
  Net Realized and
    Unrealized Gain
    (Loss) on
    Investments ....      3.06         6.22         0.19         5.43         2.14         4.84    (1.27)    1.53     0.55   (1.26)
                        ------       ------       ------       ------       ------       ------   ------   ------   ------  ------
    Total from
      Investment
      Operations ...      2.84         6.04        (0.02)        5.23         1.95         4.74    (1.39)    1.54     0.59   (1.29)
                        ------       ------       ------       ------       ------       ------   ------   ------   ------  ------
  Less Distributions:
  Dividends from Net
    Investment
    Income .........                  --           --           --           --           --       (0.02)   (0.05)   --      --
  Distributions from
    Net Realized
    Gain on
    Investments Sold     (0.46)       --           --           (0.09)       (0.67)       --       --       --       --      (0.45)
  Distributions from
    Capital Paid-In      --           --           --           --           --           --       --       --       --      (0.04)
                        ------       ------       ------       ------       ------       ------   ------   ------   ------  ------
    Total
      Distributions      (0.46)       --           --           (0.09)       (0.67)       --       (0.02)   (0.05)   --      (0.49)
                        ------       ------       ------       ------       ------       ------   ------   ------   ------  ------
  Net Asset Value,
    End of Period ..    $24.53       $22.15       $16.11       $16.13       $10.99       $ 9.71   $ 4.97   $ 6.38   $ 4.89  $ 4.30
                        ======       ======       ======       ======       ======       ======   ======   ======   ======  ======
      Total
        Investment
        Return at
        Net Asset
        Value (a)(f)    12.96%       37.49%       (0.12%)      47.83%       20.25%       95.37%  (21.89%)  31.82%   13.72% (28.68%)
                        ------       ------       ------       ------       ------       ------   ------   ------   ------  ------

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of
    Period
    (000's omitted)   $972,312     $555,655     $310,625     $296,793      $44,665      $19,713   $8,166  $12,285  $11,714 $10,637
  Ratio of Expenses
    to Average Net
    Assets (a) .....     1.42%        1.48%        1.62%        1.84%        2.24%        2.75%    2.63%    1.50%    1.50%   1.50%
  Ratio of Net
    Investment
    Income (Loss) to
    Average Net
    Assets (a) .....    (0.89%)      (0.97%)      (1.40%)      (1.49%)      (1.91%)      (2.12%)  (1.58%)   0.47%    0.82%  (0.57%)
  Portfolio Turnover
    Rate ...........       59%          82%          66%          33%         114%         163%     113%     115%      91%     93%
  Average Broker
    Commission Rate
    (per share of
    security)(g) ...   $0.0677          N/A          N/A          N/A          N/A          N/A      N/A      N/A      N/A     N/A

CLASS B (c)
PER SHARE OPERATING PERFORMANCE
  Net Asset Value,
    Beginning of
    Period .........    $21.81       $15.97       $16.08       $12.30
                        ------       ------       ------       ------
  Net Investment
    Loss ...........     (0.40)(b)    (0.31)(b)    (0.30)(b)    (0.18)(b)
  Net Realized and
    Unrealized Gain
    on Investments .      3.01         6.15         0.19         3.96
                        ------       ------       ------       ------
    Total from
      Investment
      Operations ...      2.61         5.84        (0.11)        3.78
                        ------       ------       ------       ------
Less Distributions:
  Distributions from
    Net Realized
    Gain on
    Investments Sold     (0.46)       --           --           --
                        ------       ------       ------       ------
    Total
      Distributions      (0.46)       --           --           --
                        ------       ------       ------       ------
  Net Asset Value,
    End of Period ..    $23.96       $21.81       $15.97       $16.08
                        ======       ======       ======       ======
    Total Investment
        Return at
        Net Asset
        Value (f)...    12.09%       36.57%       (0.68%)      30.73%(d)
                        ------       ------       ------       ------

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of
    Period
    (000's omitted)   $956,374     $454,934     $191,979     $158,281
  Ratio of Expenses
    to Average Net
    Assets .........     2.16%        2.20%        2.25%        2.34%*
  Ratio of Net
    Investment Loss
    to Average Net
    Assets .........    (1.65%)      (1.69%)      (2.02%)      (2.03%)*
  Portfolio Turnover
    Rate ...........       59%          82%          66%          33%
  Average Broker
    Commission Rate
    (per share of
    security)(g) ...   $0.0677          N/A          N/A          N/A

                            (Continued on next page)


THE FUND'S FINANCIAL HIGHLIGHTS -- CONTINUED

                                     YEAR ENDED OCTOBER 31,
                       --------------------------------------------------
                         1996         1995         1994         1993
                         -----        -----        -----        -----
CLASS C (e)
PER SHARE OPERATING PERFORMANCE
  Net Asset Value,
    Beginning of
    Period .........    $22.40       $16.20       $16.14       $14.90
                        ------       ------       ------       ------
  Net Investment
    Loss ...........     (0.14)(b)    (0.09)(b)    (0.13)(b)    (0.03)(b)
  Net Realized and
    Unrealized Gain
    on Investments .      3.11         6.29         0.19         1.27
                         -----        -----        -----        -----
    Total from
      Investment
      Operations ...      2.97         6.20         0.06         1.24
                         -----        -----        -----        -----
Less Distributions:
  Distributions from
    Net Realized
    Gain on
    Investments Sold     (0.46)       --           --           --
                        ------       ------       ------       ------
    Total
      Distributions      (0.46)       --           --           --
                        ------       ------       ------       ------
  Net Asset Value,
    End of Period ..    $24.91       $22.40       $16.20       $16.14
                        ======       ======       ======       ======
    Total Investment
        Return at
        Net Asset
        Value (f) ..    13.40%       38.27%        0.37%        8.32%(d)
                        ------       ------       ------       ------
RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of
    Period
    (000's omitted)    $67,498      $13,701      $ 7,123      $ 2,838
  Ratio of Expenses
    to Average Net
    Assets .........     1.03%        1.01%        1.11%        1.45%*
  Ratio of Net
    Investment Loss
    to Average Net
    Assets .........    (0.54%)      (0.50%)      (0.89%)      (1.35%)
  Portfolio Turnover
    Rate ...........       59%          82%          66%          33%
  Average Broker
    Commission Rate
    (per share of
    security)(g) ...   $0.0677          N/A          N/A          N/A

*   On an annualized basis.
(a) Reflects expense limitation in effect during the years ended October 31, 1986 through 1991 (see Note B to the financial statements in the Statement of Additional Information). As a result of such limitations, expenses of the Fund for the years ended October 31, 1991, 1990, 1989, 1988, 1987 and 1986 reflect reductions of $.002, $.02, $.03, $.07, $.04 and
    $.09, respectively. Absent of such limitation, for the years ended October 31, 1991, 1990, 1989, 1988, 1987 and 1986, the ratio of net expenses would have been 2.79%, 2.95%, 2.57%, 2.94%, 2.23% and 3.47%, respectively, and the ratio of net investment income (loss) to average net assets would have been (2.16%), (1.90%), (0.60%), (0.62%), (1.30%) and (2.55%),
    respectively. Without the limitation, total investment return would be lower.
(b) On average month end shares outstanding.
(c) Class B shares commenced operations on March 1, 1993.
(d) Not annualized.
(e) Class C shares commenced operations on September 1, 1993.
(f) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(g) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

INVESTMENT OBJECTIVE AND POLICIES


THE FUND SEEKS GROWTH OF CAPITAL BY INVESTING PRIMARILY IN THE EQUITY SECURITIES OF EMERGING GROWTH AND SPECIAL SITUATION COMPANIES.

The investment objective of the Fund is to seek growth of capital by investing in a diversified portfolio of equity securities consisting primarily of emerging growth companies and of companies in "special situations," collectively referred to as "Special Equities." In seeking to achieve this objective, the Fund will invest at least 65% of its total assets in Special Equities. The potential for growth of capital will be the basis for selection of portfolio securities. Current income will not be a factor in this selection. The Fund's investments will be subject to the market fluctuation and risks inherent in all securities. There is no assurance that the Fund will achieve its investment objective.

THE FUND'S INVESTMENTS IN SPECIAL EQUITIES WILL BE PRIMARILY IN COMMON STOCK BUT MAY ALSO INCLUDE PREFERRED STOCK, SECURITIES CONVERTIBLE INTO COMMON STOCK, RIGHTS, WARRANTS, FOREIGN SECURITIES WITH THE SAME CHARACTERISTICS AS SPECIAL EQUITIES AND AMERICAN DEPOSITARY RECEIPTS (ADRS).

The Fund may also invest in:

    -- equity securities of established companies that John Hancock Advisers, Inc. (the "Adviser") believes to offer growth potential.

    -- cash or investment grade corporate debt securities (debt securities which have, at the time of purchase, a rating within the four highest grades as determined by Moody's Investors Services, Inc. -- Aaa, Aa, A or Baa or Standard & Poor's Rating Group -- AAA, AA, A or BBB), money market instruments or securities of the United States Government or its agencies or instrumentalities ("government securities"), for temporary defensive purposes or to provide for anticipated redemptions of the Fund's shares. Debt securities rated Baa or BBB are considered medium grade obligations with speculative characteristics, and adverse economic conditions or changing circumstances may weaken capacity to pay interest and repay principal. If the rating of a debt security is reduced below Baa or BBB, the Adviser will consider whatever action is appropriate consistent with the Fund's investment objectives and policies.

THE FUND SEEKS TO IDENTIFY EMERGING GROWTH COMPANIES WHICH CAN SHOW SUSTAINED INCREASES IN EARNINGS.

The emerging growth companies whose securities are selected for the Fund's portfolio will generally have annual gross sales of greater than $100 million, although companies with smaller sales which, in the opinion of the Adviser, have significant growth potential may also be selected. Thus, there is no requirement that a company have annual sales of a pre-selected minimum amount before the Fund will invest in its securities. In many cases, a company may not yet be profitable when the Fund invests in its securities.

The Fund seeks emerging growth companies that either occupy a dominant position in an emerging industry or have a significant and growing market share in a large, fragmented industry. The Fund seeks to invest in those companies with potential for high growth, stable earnings, ability to self- finance, a position of industry leadership, and strong, visionary management. The Adviser believes that, while these companies present above-average risks, properly selected emerging growth companies have the potential to increase their earnings at rates substantially in excess of the growth of earnings of other companies. This increase in earnings is likely to enhance the value of an emerging growth company's equity securities.

The Fund may invest in equity securities of companies in special situations that the Adviser believes present opportunities for capital growth. A company is in a "special situation" when an unusual and possibly non-repetitive development is anticipated or is taking place. Since every special situation involves, to some extent, a break with past experience, the uncertainties in the appraisal of the future value of the company's equity securities and risk of possible decline in value of the Fund's investment are significant.

The Fund may effect portfolio transactions without regard to holding periods, if the Adviser judges these transactions to be advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. The Fund does not generally consider the length of time it has held a particular security in making its investment decisions. Portfolio turnover rates of the Fund for recent years are shown in the section "The Fund's Financial Highlights."

THE FUND IS DESIGNED FOR INVESTORS WHO ARE WILLING TO ASSUME GREATER THAN USUAL RISKS IN THE HOPE OF REALIZING GREATER THAN USUAL RETURNS.

The Fund is not intended as a complete investment program. The Fund's shares are suitable for investment by persons who can invest without concern for current income, who are in a financial position to assume above-average investment risk, and who are prepared to experience above-average fluctuations in net asset value over the intermediate and long term. Emerging growth companies and companies in special situations will usually not pay dividends.

Generally, emerging growth companies will have high price/earnings ratios in relation to the market. A high price/earnings ratio generally indicates that the market value of a security is especially sensitive to developments that could affect the company's potential for future earnings. These companies may have limited product lines, market or financial resources, or they may be dependent upon a limited management group. Emerging growth companies may have operating histories of fewer than three years.

Full development of the potential of emerging growth companies frequently takes time. For this reason, the Fund should be considered a long-term investment and not a vehicle for seeking short-term profits and income.

The securities in which the Fund invests will often be traded only in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. They may be subject to wide fluctuations in market value. The trading for any given security may be sufficiently thin as to make it difficult for the Fund to dispose of a substantial block of such securities. The disposition by the Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell these securities at a discount from market prices or during periods when, in the Adviser's judgment, such disposition is not desirable or to make many small sales over a lengthy period of time.

THE FUND MAY EMPLOY CERTAIN INVESTMENT STRATEGIES TO HELP ACHIEVE ITS INVESTMENT OBJECTIVES.

FOREIGN SECURITIES. The Fund may invest in securities of foreign issuers, including securities in the form of American Depository Receipts (ADRs) and European Depository Receipts (EDRs). ADRs and EDRs (sponsored and unsponsored) are receipts typically issued by American or European bank or trust companies which evidence ownership of underlying securities issued by a foreign corporation, and are designed for trading in United States or European securities markets. Issuers of unsponsored ADRs and EDRs are not contractually obligated to disclose material information in the United States and, therefore, there may not be a correlation between that information and the market value of an unsponsored ADR and EDR. Investment in foreign securities may involve risks not present in domestic investments. Foreign companies may not be subject to accounting standards or government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. They can also be affected by political or financial instability abroad.

RESTRICTED SECURITIES. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act") including commercial paper issued in reliance on Section 4(2) of the 1933 Act. Restricted securities may include those eligible for resale to "qualified institutional buyers" pursuant to Rule 144A under the 1933 Act. The Trustees will monitor the Fund's investments in these securities, focusing on certain factors, including valuation, liquidity and availability of information. Purchases of other restricted securities are subject to an investment restriction limiting all illiquid securities held by the Fund to not more than 15% of the Fund's net assets.

LENDING OF SECURITIES. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the loaned securities. As a result, the Fund may incur a loss or in the event of the borrower's bankruptcy may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value in excess of 33 1/3% of its total assets.

REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund buys a security subject to the right and obligation to sell it back to the issuer at a higher price. These transactions must be fully collateralized at all times, but they involve some credit risk to the Fund if the other party defaults on its obligations and the Fund is delayed or prevented from liquidating the collateral.

INVESTMENT RESTRICTIONS. The Fund has adopted certain investment restrictions which are detailed in the Statement of Additional Information, where they are designated as fundamental or non-fundamental. The investment objective and those fundamental restrictions may not be changed without shareholder approval. All other investment policies and restrictions are non-fundamental and can be changed by a vote of the Trustees without shareholder approval.

BROKERS ARE CHOSEN BASED ON BEST PRICE AND EXECUTION.

When choosing brokerage firms to carry out the Fund's transactions, the Adviser gives primary consideration to execution at the most favorable prices, taking into account the broker's professional ability and quality of service. Consideration may also be given to the broker's sales of Fund shares. Pursuant to procedures established by the Trustees, the Adviser may place securities transactions with brokers affiliated with the Adviser. John Hancock Distributors, Inc. is affiliated with the Adviser because it is indirectly owned by John Hancock Mutual Life Insurance Company (the "Life Company"), which in turn indirectly owns the Adviser.

ORGANIZATION AND MANAGEMENT OF THE FUND

THE TRUSTEES ELECT OFFICERS AND RETAIN THE INVESTMENT ADVISER WHO IS RESPONSIBLE FOR THE DAY-TO-DAY OPERATIONS OF THE FUND, SUBJECT TO THE TRUSTEES' POLICIES AND SUPERVISION.

The Fund is a diversified open-end investment management company organized as a Massachusetts business trust in 1984. The Fund has an unlimited number of authorized shares of beneficial interest. The Fund's Declaration of Trust permits the Trustees, to create and classify shares of beneficial interest in separate series of the Fund. The Fund's Declaration of Trust also permits the Trustees to classify and reclassify any series or portfolio of shares into one or more classes.

Accordingly, the Trustees have authorized the issuance of three classes of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemption, dividends and liquidation. However, each class of shares bears different distribution fees and Class A and Class B shareholders have exclusive voting rights with respect to their distribution plans.

Shareholders have certain rights to remove Trustees. The Fund is not required to hold annual shareholder meetings, although special meetings may be held for such purposes as electing or removing Trustees, changing fundamental investment restrictions and policies or approving a management contract. The Fund, under certain circumstances, will assist in shareholder communications with other shareholders.

JOHN HANCOCK ADVISERS, INC. ADVISES INVESTMENT COMPANIES HAVING A TOTAL ASSET VALUE OF MORE THAN $19 BILLION.

The Adviser was organized in 1968 and is a wholly-owned indirect subsidiary of the Life Company, a financial services company. The Adviser provides the Fund, and other investment companies in the John Hancock group of funds, with investment research and portfolio management services. John Hancock Funds, Inc. ("John Hancock Funds") distributes shares for all of the John Hancock funds through selected broker-dealers ("Selling Brokers"). Certain Fund officers are also officers of the Adviser and John Hancock Funds. Pursuant to an order granted by the Securities and Exchange Commission, the Fund has adopted a deferred compensation plan for its independent Trustees which allows Trustees' fees to be invested by the Fund in other John Hancock funds.

Michael P. DiCarlo is responsible for the fund's day-to-day investment management. He has served as the fund's portfolio manager since January 1988, and has been in the investment business since 1984. He is currently one of three principals in DFS Advisors, LLC, which was founded in 1996 and serves as subadviser to the fund.

In order to avoid conflicts with portfolio trades for the Fund, the Adviser, the Sub-Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. In the case of the Adviser, some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. The Sub-Adviser has adopted similar restrictions, which may differ where appropriate, as long as they have the same intent. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

THE FUND'S EXPENSES

For managing its investment and business affairs, the Fund pays a fee to the Adviser which for the 1996 fiscal year was 0.81% of the Fund's average daily net asset value. The investment management fee is higher than the fees paid to most mutual funds but is believed to be comparable to fees paid by those funds with investment objectives similar to that of the Fund. The Adviser, not the Fund pays all Sub-Advisory fees.

The Fund compensates the Adviser for performing necessary tax and financial management services. The compensation for 1996 was calculated at an annual rate of 0.01875% of the average net assets of the Fund.

Information on the Fund's total expenses is in the Fund's Financial Highlights section of this Prospectus.

DIVIDENDS AND TAXES

Dividends from the Fund's net investment income and capital gains are generally declared at least annually. Dividends are reinvested in additional Class C shares unless you elect the option to receive cash. If you elect the cash option and the U.S. Postal Service cannot deliver your checks, your election will be converted to the reinvestment option.

TAXATION. Dividends from the Fund's net investment income and net short-term capital gains are taxable to you as ordinary income. Dividends from the Fund's net long-term capital gains are taxable as long-term capital gains. These dividends are taxable whether received in cash or reinvested in additional Class C shares. Certain dividends may be paid in January of a given year, but they may be taxable as if you received them the previous December. Corporate shareholders may be entitled to take a corporate dividends received deduction for dividends received by the Fund from U.S. domestic corporations, subject to certain restrictions in the Internal Revenue Code of 1986, as amended (the "Code"). The Fund will send you a statement by January 31 showing the tax status of the dividends you received for the prior year.

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, the Fund will not be subject to Federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders within the time period prescribed by the Code. When you redeem (sell) or exchange Class C shares, you may realize a taxable gain or loss.

The Fund anticipates that it will be subject to foreign withholding taxes or other foreign taxes on certain foreign investments which will reduce the yield or return from these investments. However, if more than 50% of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations and if the Fund so elects, shareholders will include in their gross incomes their pro-rata shares of qualified foreign taxes paid by the Fund and may be entitled subject to certain conditions and limitations under the Code, to claim a Federal income tax credit or deduction for their share of these taxes.

On the account application, you must certify that your social security or other taxpayer identification number you provide is correct and that you are not subject to backup withholding of Federal income tax. If you do not provide this information, or are otherwise subject to this withholding, the Fund may be required to withhold 31% of your dividends and the proceeds of redemptions and exchanges.

In addition to Federal taxes, you may be subject to state, local or foreign taxes with respect to your investments in and distributions from the Fund. In many states, a portion of the Fund's dividends that represents interest received by the Fund on direct U.S. Government Obligations may be exempt from tax. Non-U.S. shareholders are also subject to a different tax treatment not described above. Under the Code, a tax-exempt investor in the Fund will not generally recognize unrelated business taxable income from its investment in the Fund unless the tax-exempt investor incurred indebtedness to acquire or continue to hold Fund shares and such indebtedness remains unpaid. You should consult your tax adviser for specific advice.

PERFORMANCE

THE FUND MAY ADVERTISE ITS TOTAL RETURN ON CLASS C SHARES.

Total return shows the overall dollar or percentage change in value of a hypothetical investment in Class C shares of the Fund, assuming the reinvestment of all dividends and distributions in Class C shares. Cumulative total return shows the performance on Class C shares over a period of time. Average annual total return shows the cumulative return of the Class C shares divided over the number of years included in the period. Because average annual total return tends to smooth out variations in the performance, you should recognize that it is not the same as actual year-to-year results.

Total return calculations for Class C shares do not reflect the imposition of a sales charge. The value of Class C shares, when redeemed, may be more or less than their original cost. Total return is an historical calculation and is not an indication of future performance.

WHO CAN BUY CLASS C SHARES

CLASS C SHARES ARE AVAILABLE TO CERTAIN INSTITUTIONAL INVESTORS.

In order to qualify to buy Class C shares, you must qualify as one of the following types of institutional investors: (i) Benefit plans not affiliated with the Adviser which have at least $25,000,000 in plan assets, and either have a separate trustee vested with investment discretion and certain limitations on the ability of the plan beneficiaries to access their plan investments without incurring adverse tax consequences or allow their participants to select among one or more investment options, including the Fund ("participant-directed plans"); (ii) Banks and insurance companies which are not affiliated with the Adviser purchasing shares for their own account; (iii) Investment companies not affiliated with the Adviser; (iv) Tax exempt retirement plans of the Adviser and its affiliates, including affiliated brokers; (v) Unit investment trusts sponsored by John Hancock Funds and certain other sponsors; and (vi) existing full-service clients of the Life Company who were group annuity contract holders as of September 1, 1994. John Hancock Funds, out of its own resources, may pay to a selling broker an annual service fee up to 0.20% of the amount invested in Class C shares by these clients. Plans that qualify to purchase Class C shares will also be permitted to purchase shares of any other class of the Fund. Participant-directed plans include but are not limited to 401(k), TSA and
Section 457 Plans.

HOW TO BUY CLASS C SHARES

OPENING AN ACCOUNT.




------------------------------------------------------------------------------
The minimum initial investment is $1,000,000, except that this requirement may be waived at the discretion of the Fund's officers. You may qualify for the minimum investment if you invest more than $1,000,000 in Class C shares in the John Hancock family. This is discussed in greater detail in the Statement of Additional Information.

Complete the application attached to this Prospectus.
------------------------------------------------------------------------------

BY CHECK           1.  Make your check payable to John Hancock Signature
                       Services, Inc.
                   2.  Deliver the completed application and check to your
                       registered representative or Selling Broker, or mail it directly to Signature Services.

------------------------------------------------------------------------------
BY WIRE            1.  Obtain an account number by contacting your registered representative or Selling Broker or by calling
                       1-800-755-4371.
                   2.  Instruct your bank to wire funds to:
                         First Signature Bank & Trust
                         John Hancock Deposit Account No. 900000260
                         ABA Routing No. 211475000
                         For credit to: John Hancock Special Equities Fund (Class C Shares)
                         Your Account Number
                         Name(s) under which account is registered.

                   3. Deliver the completed application to your registered representative or Selling Broker, or mail it directly to Signature Services.

BUYING ADDITIONAL CLASS C SHARES.

------------------------------------------------------------------------------
BY TELEPHONE       1.  Complete the "Invest-By-Phone" and "Bank Information"
                       sections on the Account Privileges Application designating a bank account from which your funds may be drawn. Note that in order to invest by phone, your account must be in a bank or credit union that is a member of the Automated Clearing House system (ACH).

                   2. After your authorization form has been processed, you may purchase additional Class C shares by calling Signature Services toll free at 1-800-755-4371.
                   3. Give the Signature Services representative the name(s) in which your account is registered, the Fund name and your account number, and the amount you wish to invest in Class C shares.

                   4.  Your investment normally will be credited to your account the business day following your phone request.
------------------------------------------------------------------------------
BY CHECK           1.  Either complete the detachable stub included on your
                       account statement or include a note with your investment listing the name of the Fund and class of shares you own, your account number and the name(s) in which the account is registered.

                   2. Make your check payable to John Hancock Signature Services, Inc.
                   3.  Mail the account information and check to:
                         John Hancock Signature Services, Inc.
                         P.O. Box 9296
                         Boston, MA 02205-9296
                       or deliver it to your registered representative or Selling Broker.

------------------------------------------------------------------------------
BY WIRE            Instruct your bank to wire funds to:
                         First Signature Bank & Trust
                         John Hancock Deposit Account No. 900000260
                         ABA Routing No. 211475000
                         For credit to: John Hancock Special Equities Fund (Class C Shares)
                         Your Account Number
                         Name(s) under which account is registered
------------------------------------------------------------------------------
Other Requirements: All purchases must be made in U.S. dollars. Checks written on foreign banks will delay purchases until U.S. funds are received, and a collection charge may be imposed. Shares of the Fund are priced at the offering price based on the net asset value computed after John Hancock Funds receives notification of the dollar equivalent from the Fund's custodian bank. Wire purchases normally take two or more hours to complete and, to be accepted the same day, must be received by 4:00 p.m., New York time. Your bank may charge a fee to wire funds. Telephone transactions are recorded to verify information. Class C share certificates are not issued unless a request is made in writing to Signature Services.
------------------------------------------------------------------------------

 YOU WILL RECEIVE ACCOUNT STATEMENTS THAT YOU SHOULD KEEP TO HELP WITH YOUR PERSONAL RECORDKEEPING.

You will receive a statement of your account after any transaction that affects your share balance or registration (statements related to reinvestment of dividends will be sent to you quarterly). A tax information statement will be mailed to you by January 31 of each year.

CLASS C SHARE PRICE

THE OFFERING PRICE OF YOUR CLASS C SHARES IS THEIR NET ASSET VALUE.

The net asset value per share ("NAV") of a Class C share is the value of one Class C share. The NAV is calculated by dividing the net assets of each class by the number of outstanding shares of that class. The NAV of each class can differ. Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith according to procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost which the Trustees have determined to approximate market value. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available or, the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe accurately reflects fair value. The NAV of Class C shares is calculated once daily as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally at 4:00 p.m., New York time) on each day that the Exchange is open.

Class C shares of the Fund are sold at the offering price based on the NAV computed after your investment request is received in good order by John Hancock Funds. If you buy shares of the Fund through a Selling Broker, the Selling Broker must receive your investment before the close of regular trading on the New York Stock Exchange and transmit it to John Hancock Funds prior to its close of business to receive that day's offering price. There is no sales charge imposed on the purchase of Class C shares.

A one-time payment of up to 0.15% of the amount invested in Class C shares may be made by John Hancock Funds to a Selling Broker for sales of Class C shares made by that Selling Broker. A person entitled to receive compensation for selling shares of the Fund may receive different compensation with respect to sales of Class A shares, Class B shares and Class C shares of the Fund. John Hancock Funds, out of its own resources, may pay to a selling broker an annual service fee up to 0.20% of the amount invested in Class C shares by these clients.

HOW TO REDEEM CLASS C SHARES

You may redeem all or a portion of your Class C shares on any business day. Your Class C shares will be redeemed at the next NAV for Class C shares calculated after your redemption request is received in good order by Signature Services. The Fund may hold payment until reasonably satisfied that investments that were recently made by check or Invest-by-Phone have been collected (which may take up to 10 calendar days).

Once your Class C shares are redeemed, the Fund generally sends you payment on the next business day. When you redeem your Class C shares, if you are subject to tax, you may realize a taxable gain or loss, depending usually on the difference between what you paid for them and what you receive for them, subject to certain tax rules. Under unusual circumstances, the Fund may suspend redemptions or postpone payment for up to three business days or longer, as permitted by Federal securities laws.

 TO ASSURE ACCEPTANCE OF YOUR REDEMPTION REQUEST, PLEASE FOLLOW THESE
 PROCEDURES.

------------------------------------------------------------------------------
BY TELEPHONE       All Fund shareholders are eligible automatically for the
                   telephone redemption privilege. Call 1-800-755-4371, from 8:00 A.M. to 4:00 P.M. (New York time), Monday through
                   Friday, excluding days on which the New York Stock Exchange is closed. Signature Services employs the following procedures to confirm that instructions received by telephone are genuine. Your name, the account number, taxpayer identification number applicable to the account and other relevant information may be requested. In addition, telephone instructions are recorded.

                   You may redeem up to $100,000 by telephone and redemption proceeds may be sent by wire or by check. Checks will be mailed to the exact name(s) and address on the account.

                   You may redeem between $100,000 and $5 million by telephone but only if the redemption proceeds will be wired to your designated corporate bank account.

                   If reasonable procedures such as those described above are not followed, the Fund may be liable for any loss due to unauthorized or fraudulent telephone instructions. In all other cases, neither the Fund nor Signature Services will be liable for any loss or expense for acting upon telephone instructions made according to the telephone transaction procedures mentioned above.

                   Telephone redemption is not available for tax-qualified retirement plans or Class C shares of the Fund that are in certificated form.

                   During periods of extreme economic conditions or market changes, telephone requests may be difficult to implement due to a large volume of calls. During such times you should consider placing redemption requests in writing.

                   This feature may be elected by completing the "Telephone
                   Redemption" section on the Account Privileges Application
                   included with this Prospectus.
------------------------------------------------------------------------------
IN WRITING         Send a stock power or letter of instruction specifying the name of the Fund, the dollar amount or the number of Class C shares to be redeemed, your name, class of shares, your
                   account number and the additional requirements listed below that apply to your particular account.
------------------------------------------------------------------------------


------------------------------------------------------------------------------
TYPE OF REGISTRATION                  REQUIREMENTS
--------------------                  ------------

Corporation, Association              A letter of instruction and a corporate
                                      resolution signed by person (s) authorized to act on the account. The signature(s) must be guaranteed if redemption proceeds will be sent by check and exceed $100,000.

Retirement Plan or Pension Trusts     A letter of instruction signed by the
                                      Trustee(s). The signature(s) must be
                                      guaranteed if redemption proceeds will be sent by check and exceed $100,000. (If the Trustee's name is not registered on your account, also provide a copy of the trust document, certified within the last 60 days.)

Redemptions of $5 million or more must always be made in writing.

If you do not fall into any of these registration categories please call 1-800-755-4371 for further instructions.

WHO MAY GUARANTEE YOUR SIGNATURE.

------------------------------------------------------------------------------
A signature guarantee is a widely accepted way to protect you and the Fund by verifying the signature on your request. It may not be provided by a notary public. The following institutions may provide you with a signature guarantee, provided that the institution meets credit standards established by Signature
Services: (i) a bank; (ii) a securities broker or dealer, including a government or municipal securities broker or dealer, that is a member of a clearing corporation or meets certain net capital requirements; (iii) a credit union having authority to issue signature guarantees; (iv) a savings and loan association, a building and loan association, a cooperative bank, a federal savings bank or association; or (v) a national securities exchange, a registered securities exchange or a clearing agency.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS.

------------------------------------------------------------------------------
THROUGH YOUR BROKER         Your broker may be able to initiate the redemption.
                            Contact your broker for instructions. If you have certificates for your shares, you must submit them with your stock power or a letter of instruction.
                            You may not redeem certificated shares by telephone.

DUE TO THE PROPORTIONATELY HIGH COST OF MAINTAINING SMALLER ACCOUNTS, THE FUND RESERVES THE RIGHT TO REDEEM AT NET ASSET VALUE ALL CLASS C SHARES IN AN ACCOUNT WHICH HOLDS FEWER THAN 50 SHARES (EXCEPT ACCOUNTS UNDER RETIREMENT PLANS) AND TO MAIL THE PROCEEDS TO THE SHAREHOLDER, OR THE TRANSFER AGENT MAY IMPOSE AN ANNUAL FEE OF $10.00. NO ACCOUNT WILL BE INVOLUNTARILY REDEEMED OR ADDITIONAL FEE IMPOSED, IF THE VALUE OF THE ACCOUNT IS IN EXCESS OF THE FUND'S MINIMUM INITIAL INVESTMENT. SHAREHOLDERS WILL BE NOTIFIED BEFORE THESE REDEMPTIONS ARE TO BE MADE OR THIS CHARGE IS IMPOSED AND WILL HAVE 30 DAYS TO PURCHASE ADDITIONAL CLASS C SHARES TO BRING THEIR ACCOUNT UP TO THE REQUIRED MINIMUM. UNLESS THE NUMBER OF CLASS C SHARES ACQUIRED BY ADDITIONAL PURCHASES AND ANY DIVIDEND REINVESTMENTS EXCEEDS THE NUMBER OF CLASS C SHARES REDEEMED, REPEATED REDEMPTIONS FROM A SMALLER ACCOUNT MAY EVENTUALLY TRIGGER THIS POLICY.
------------------------------------------------------------------------------

ADDITIONAL SERVICES AND PROGRAMS

EXCHANGE PRIVILEGE

YOU MAY EXCHANGE CLASS C SHARES OF THE FUND ONLY FOR CLASS C SHARES OF ANOTHER JOHN HANCOCK FUND.

If your investment objective changes, or if you wish to achieve further diversification, John Hancock offers other funds with a wide range of investment goals. Not all John Hancock funds offer Class C shares. Contact your registered representative or Selling Broker and request a prospectus for the John Hancock funds that interest you. Read the prospectus carefully before exchanging your Class C shares. Exchanges may be made only into Class C shares of other John Hancock funds.

Exchanges between funds are based on their respective net asset values. No sales charge or transaction charge is imposed.

The Fund reserves the right to require you to keep previously exchanged Class C shares (and reinvested dividends) in the Fund for 90 days before you are permitted a new exchange. The Fund may also terminate or alter the terms of the exchange privilege upon 60 days' notice to shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal income tax purposes. An exchange may result in a taxable gain or loss.

When you make an exchange, your account registration in both the old and new account must be identical. The exchange privilege is available only in states where the exchange can be made legally.

Under exchange agreements with John Hancock Funds, certain dealers, brokers and investment advisers may exchange their clients' Fund shares, subject to the terms of those agreements and John Hancock Funds' right to reject or suspend those exchanges at any time. Because of the restrictions and procedures under those agreements, the exchanges may be subject to timing limitations and other restrictions that do not apply to exchanges requested by shareholders directly, as described above.

Because Fund performance and shareholders can be hurt by excessive trading, the Fund reserves the right to terminate the exchange privilege for any person or group that, in John Hancock Funds' judgment, is involved in a pattern of exchanges that coincide with a "market timing" strategy that may disrupt the Fund's ability to invest effectively according to its investment objective and policies, or might otherwise affect the Fund and its shareholders adversely. The Fund may also temporarily or permanently terminate the exchange privilege for any person who makes seven or more exchanges out of the Fund per calendar year. Accounts under common control or ownership will be aggregated for this purpose. Although the Fund will attempt to give prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time.

BY TELEPHONE

1. When you complete the application for your initial purchase of Class C shares you automatically authorize exchanges by telephone unless you check the box indicating that you do not wish to have the authorized telephone exchange privilege.

2. Call 1-800-755-4371. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.

3. Your name, the account number, taxpayer identification number applicable to the account and other relevant information may be requested. In addition, telephone instructions are recorded.

IN WRITING

1. In a letter request an exchange and list the following:

   -- the name of the Fund whose Class C shares you currently own
   -- your account number
   -- the name(s) in which the account is registered
   -- the name of the fund in which you wish your exchange to be invested
   -- the number of Class C shares, all Class C shares or the dollar amount you wish to exchange

   Sign your request exactly as the account is registered.

2.  Mail the request and information to:

      John Hancock Signature Services, Inc.
      Attn: Institutional Services
      P.O. Box 9296
      Boston, Massachusetts 02205-9296

JOHN HANCOCK SPECIAL EQUITIES FUND                           JOHN HANCOCK
                                                             SPECIAL
  INVESTMENT ADVISER                                         EQUITIES
  John Hancock Advisers, Inc.                                FUND
  101 Huntington Avenue
  Boston, Massachusetts 02199-7603
                                                             CLASS C SHARES
                                                             PROSPECTUS
  PRINCIPAL DISTRIBUTOR                                      MARCH 1, 1997
  John Hancock Funds, Inc.
  101 Huntington Avenue
  Boston, Massachusetts 02199-7603                           A MUTUAL FUND SEEKING TO ACHIEVE GROWTH OF
                                                             CAPITAL BY INVESTING IN A DIVERSIFIED PORTFOLIO
  CUSTODIAN                                                  OF EQUITY SECURITIES PRIMARILY OF EMERGING
  Investors Bank & Trust Company                             GROWTH COMPANIES AND OF COMPANIES IN
  89 South Street                                            SPECIAL SITUATIONS.
  Boston, Massachusetts 02111

                                                             This fund will be closed to new investors at the
  TRANSFER AGENT                                             end of the day its total assets reach $2.5 billion.
  John Hancock Signature Services, Inc.                      Further investments will be limited to existing accounts.
  P.O. Box 9296
  Boston, Massachusetts 02205-9296

                                                             101 HUNTINGTON AVENUE
                                                             BOSTON, MASSACHUSETTS 02199-7603
  INDEPENDENT AUDITORS                                       TELEPHONE 1-800-755-4371
  Ernst & Young LLP
  200 Clarendon Street
  Boston, Massachusetts 02116




HOW TO OBTAIN INFORMATION                                    [recycle symbol] Printed on recycled paper using soybean ink
ABOUT THE FUND

For: Service Information
     Telephone Exchange
                          call 1-800-755-4371
     Telephone Redemption
     Investment-by-Phone

180PC 3/97

                       JOHN HANCOCK SPECIAL EQUITIES FUND

                       CLASS A, CLASS B and CLASS C SHARES

                       Statement of Additional Information
                                  March 1, 1997

This Statement of Additional Information provides information about John Hancock Special Equities Fund (the "Fund"), a diversified open-end investment company, in addition to the information that is contained in the combined Growth Funds' Prospectus for Class A and Class B Shares dated March 1, 1997 and the Fund's Class C Shares Prospectus dated March 1, 1997 (together, the "Prospectuses").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectuses, copies of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                           1 John Hancock Way STE 1000
                              Boston, MA 02217-1000
                                 1-800-225-5291

                                TABLE OF CONTENTS

                                                                          Page

Organization of the Fund                                                    2
Investment Objective and Policies                                           2
Investment Restrictions                                                    15
Those Responsible for Management                                           19
Investment Advisory and Other Services                                     29
Distribution Contracts                                                     31
Net Asset Value                                                            33
Initial Sales Charge on Class A Shares                                     34
Deferred Sales Charge on Class B Shares                                    37
Special Redemptions                                                        39
Additional Services and Programs                                           40
Description of the Fund's Shares                                           41
Tax Status                                                                 43
Calculation of Performance                                                 48
Brokerage Allocation                                                       50
Transfer Agent Services                                                    51
Custody of Portfolio                                                       52
Independent Auditors                                                       52
Appendix A- Description and Bond Ratings
   and Commercial Paper Ratings                                            53
Financial Statements                                                       56

ORGANIZATION OF THE FUND

John Hancock Special Equities Fund (the "Fund") is a diversified open-end management investment company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. The Fund was organized in 1984 by John Hancock Advisers, Inc. (the "Adviser"). The Adviser is an indirect wholly-owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts.

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus.

The Fund's investment objective is to seek growth of capital by investing in a diversified portfolio of equity securities consisting primarily of emerging growth companies and of companies in "special situations," collectively referred to as "Special Equities." The Fund will invest at least 65% of its total assets in Special Equities. The potential for growth of capital will be the basis for selection of portfolio securities. Current income will not be a factor in this selection. There is no assurance that the Fund will achieve its investment objective.

         The Fund may also invest in:

         - equity securities of established companies that the Adviser believes offers growth potential.

         - cash or investment grade corporate debt securities (debt securities which have, at the time of purchase, a rating within the four highest grades as determined by Moody's Investors Services, Inc. -- Aaa, Aa, A or Baa or Standard & Poor's Rating Group -- AAA, AA, A or BBB), money market instruments or securities of the United States Government or its agencies or instrumentalities ("government securities"), for temporary defensive purposes or to provide for anticipated redemptions of the Fund's shares. Debt securities rated Baa or BBB are considered medium grade obligations with speculative characteristics, and adverse economic conditions or changing curcumstances may weaken capacity to pay interest and repay principal. If the rating of a debt security is reduced below Baa or BBB, the Adviser will consider whatever action is appropriate consistent with the Fund's investment objectives and policies. If in the opinion of the Adviser, prevailing economic or market conditions require a temporary defensive posture, the Fund may invest more than 35% of its total assets in cash and these securities.

Special Equities, particularly equity securities of emerging growth companies, may have limited marketability due to thin markets in which the volume of trading for such securities is low or due to the fact that there are only a few market makers for such securities. Such limited marketability may make it difficult for the Fund to dispose of a large block of such securities. To satisfy redemption requests or other needs for cash, the Fund may have to sell these securities prematurely or at a discount from market prices or to make many small and more costly sales over a lengthy period of time. Investments by the Fund may be in existing as well as new issues of securities and may be subject to wide fluctuations in market value. The Fund will not concentrate its investments in any particular industry.

The Fund anticipates that its investments generally will be in securities of companies which it considers to reflect the following characteristics:

         - Share prices which do not appear to take into account adequately the underlying value of the company's assets or which appear to reflect substantial under valuation due to factors such as prospective reversal of an unfavorable industry trend, lack of investor recognition or disappointing earnings believed to be temporary in comparison with previous earnings trends;

         - Growth potential due to technological advances or discoveries, new methods in marketing or production, the offering of new or unique products or services, changes in demand for products or services or other significant new developments; or

         - Existing, contemplated or possible changes in management or management policies, corporate structure or control, capitalization or the existence or possibility of some other circumstances which could be expected to have a favorable impact on earnings or market price of such company's shares.


The emerging growth companies whose securities are selected for the Fund's portfolio will generally have annual gross sales of greater than $100 million, although companies with smaller sales which, in the opinion of the Adviser, have significant growth potential may also be selected. Thus, there is no requirement that a company have annual sales of a pre-selected minimum amount before the Fund will invest in its securities. In many cases, a company may not yet be profitable when the Fund invests in its securities.

The Fund seeks emerging growth companies that either occupy a dominant position in an emerging industry or have a significant and growing market share in a large, fragmented industry. The Fund seeks to invest in those companies with potential for high growth, stable earnings, ability to self-finance, a position of industry leadership, and strong, visionary management. The Adviser believes that, while these companies present above-average risks, properly selected emerging growth companies have the potential to increase their earnings at rates substantially in excess of the growth of earnings of other companies. This increase in earnings is likely to enhance the value of an emerging growth company's equity securities.

The Fund may invest in equity securities of companies in special situations that the Adviser believes present opportunities for capital growth. A company is in a "special situation" when an unusual and possibly non-repetitive development is anticipated or is taking place. Since every special situation involves, to some extent, a break with past experience, the uncertainties in the appraisal of the future value of the company's equity securities and risk of possible decline in value of the Fund's investment are significant.

The Fund may effect portfolio transactions without regard to holding periods, if the Adviser judges these transactions to be advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions. The Fund does not generally consider the length of time it has held a particular security in making its investment decisions.

The Fund is not intended as a complete investment program. The Fund's shares are suitable for investment by persons who can invest without concern for current income, who are in a financial position to assume above-average investment risk, and who are prepared to experience above-average fluctuations in net asset value over the intermediate and long term. Emerging growth companies and companies in special situations will usually not pay dividends.

Generally, emerging growth companies will have high price/earnings ratios in relation to the market. A high price/earnings ratio generally indicates that the market value of a security is especially sensitive to developments that could affect the company's potential for future earnings. These companies may have limited product lines, market or financial resources, or they may be dependent upon a limited management group. Emerging growth companies may have operating histories of fewer than three years.

Full development of the potential of emerging growth companies frequently takes time. For this reason, the Fund should be considered a long-term investment and not a vehicle for seeking short-term profits and income.

The securities in which the Fund invests will often be traded in the over-the-counter market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. They may be subject to wide fluctuations in market value. The trading market for any given security may be sufficiently thin as to make it difficult for the Fund to dispose of a substantial block of such securities. The disposition by the Fund of portfolio securities to meet redemptions or otherwise may require the Fund to sell these securities at a discount from market prices or during periods when, in the Adviser's judgment, such disposition is not desirable or to make many small sales over a lengthy period of time.

There may be additional risks inherent in the Fund's investment objective and policies. For example, if the Fund were to assume substantial positions in particular securities with limited trading markets, such positions could have an adverse effect upon the liquidity and marketability of such securities and the Fund may not be able to dispose of its holdings in these securities at then current market prices. Circumstances could also exist (to satisfy redemption requests, for example) when portfolio securities could have to be sold by the Fund at times which otherwise would be considered disadvantageous so that the Fund would receive lower proceeds from such sales than it might otherwise have expected to realize. Investment in securities which are "restricted" in the hands of the Fund (see the discussion below under the caption "Investment
Restrictions") could involve added expense to the Fund should the Fund be required to bear registration costs and could involve delays in disposing of such securities. Such delays could have an adverse effect upon the price and timing of sales of such securities and the liquidity of the Fund with respect to redemptions.

Debt Securities and Money Market Instruments. The Fund may purchase or sell debt securities (including U.S. corporate bonds and notes, and obligations issued or guaranteed by the U.S. or foreign governments or their agencies or instrumentalities) and money market instruments (including short-term debt obligations payable in U.S. dollars issued by certain banks, savings and loan associations and corporations) without regard to the length of time the security has been held to take advantage of short-term differentials in yields. General changes in prevailing interest rates will affect the value of the debt securities and money market instruments held by the Fund, the value of which will vary inversely to the changes in such rates. For example, if interest rates rise after a security is purchased, the value of the security would decline.

Ratings as Investment Criteria. In general, the ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized, however, that such ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Fund as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A contains further information concerning the ratings of Moody's and S&P and their significance.

Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund, but the Adviser will consider the event in its determination of whether the Fund should continue to hold the securities.

Investments in Foreign Securities. The Fund may invest in the securities of foreign issuers, including securities in the form of sponsored or unsponsored American Depository Receipts (ADRs), European Depository Receipts (i) or other securities convertible into securities of foreign issuers. ADRs are receipts typically issued by an American bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Issuers of unsponsored ADRs are not contractually obligated to disclose material information, including financial information, in the United States. Generally, ADRs are designed for use in the United States securities markets and EDRs are designed for use in European securities markets.

If securities traded in markets moving in different directions are combined into a single portfolio, such as that of the Fund, total portfolio volatility may be reduced. Since the Fund may invest in securities denominated in currencies other than U.S. dollars, changes in foreign currency exchange rates may affect the value of its portfolio securities. Exchange rates may not move in the same direction as the securities markets in a particular country. As a result, market gains may be offset by unfavorable exchange rate fluctuations.

These risks may be intensified in the case of investments in emerging markets or countries with limited or developing capital markets. These countries are located in the Asia-Pacific region, Eastern Europe, Latin and South America and Africa. Security prices in these markets can be significantly more volatile than in more developed countries, reflecting the greater uncertainties of investing in less established markets and economies. Political, legal and economic structures in many of these emerging market countries may be undergoing significant evolution and rapid development, and they may lack the social, political, legal and economic stability characteristic of more developed countries. Emerging market countries may have failed in the past to recognize private property rights. They may have relatively unstable governments, present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions on repatriation of assets, and may have less protection of property rights than more developed countries. Their economies may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. The Fund may be required to establish special custodial or other arrangements before making certain investments in those countries. Securities of issuers located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Foreign Currency Transactions. The Fund's foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. The Fund may also enter into forward foreign currency exchange contracts to enhance return, to hedge against fluctuations in currency exchange rates affecting a particular transaction or portfolio position, or as a substitute for the purchase or sale of a currency or assets denominated in that currency. Forward contracts are agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of the Fund accruing in connection with the purchase and sale of its portfolio securities quoted or denominated in the same or related foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in the same or related foreign currencies. The Fund may elect to hedge less than all of its foreign portfolio positions deemed appropriate by the Adviser and Sub-Advisers.

If the Fund purchases a forward contract or sells a forward contract for non-hedging purposes, its custodian will segregate cash or liquid securities, of any type or maturity, in a separate account of the Fund in an amount equal to the value of the Fund's total assets committed to the consummation of such forward contract. The assets in the segregated account will be valued at market daily and if the value of the securities in the separate account declines, additional cash or securities will be placed in the account so that the value of the account will be equal to the amount of the Fund's commitment with respect to such contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency rises. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates.

The cost to the Fund of engaging in foreign currency transactions varies with such factors as the currency involved, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency are usually conducted on a principal basis, no fees or commissions are involved.

Risks of Foreign Securities. Investments in foreign securities may involve a greater degree of risk than those in domestic securities. There is generally less publicly available information about foreign companies in the form of reports and ratings similar to those that are published about issuers in the United States. Also, foreign issuers are generally not subject to uniform accounting, auditing and financial reporting requirements comparable to those applicable to United States issuers.

Because foreign securities may be denominated in currencies other than the U.S. dollar, changes in foreign currency exchange rates will affect the Fund's net asset value, the value of dividends and interest earned, gains and losses realized on the sale of securities, and any net investment income and gains that the Fund distributes to shareholders. Securities transactions undertaken in some foreign markets may not be settled promptly so that the Fund's investments on foreign exchanges may be less liquid and subject to the risk of fluctuating currency exchange rates pending settlement.

Foreign securities will be purchased in the best available market, whether through over-the-counter markets or exchanges located in the countries where principal offices of the issuers are located. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange, and securities of some foreign issuers are less liquid and more volatile than securities of comparable United States issuers. Fixed commissions on foreign exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed issuers than in the United States.

With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations, expropriation, nationalization or confiscatory taxation limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in terms of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The dividends, in some cases capital gains and interest payable on certain of the Fund's foreign portfolio securities, may be subject to foreign withholding or other foreign taxes, thus reducing the net amount of income or gains available for distribution to the Fund's shareholders.

Repurchase Agreements. A repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income and lack of access to income during this period and the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish and maintain with the Fund's custodian a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements. In addition, the Fund will not enter into reverse repurchase agreements and other borrowings except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on section 4(2) of the 1933 act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 10% of its total assets in restricted securities (excluding securities eligible for resale pursuant to Rule 144A under the 1933 Act) or more than 15% of its total assets in restricted securities including those eligible for resale pursuant to Rule 144A. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determines, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Options on Securities, Securities Indices and Currency. The Fund may purchase and write (sell) call and put options on any securities in which it may invest, on any securities index based on securities in which it may invest or on any currency in which Fund investments may be denominated. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options to enhance total return, as a substitute for the purchase or sale of securities or currency, or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities or currency written by the Fund obligates the Fund to sell specified securities or currency to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities or currency written by the Fund obligates the Fund to purchase specified securities or currency from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities or foreign currency assets in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities or foreign currency assets to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities, either of which may be quoted or denominated in any currency, in a segregated account maintained by the Fund's custodian with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts"), in the market value of securities or currencies of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities or currency at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities or currency exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities or currency at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities or the currencies in which they are denominated. Put options may also be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities or currencies which it does not own. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or currencies or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities or currencies.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities or currency markets.

Futures Contracts and Options on Futures Contracts. To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, the Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and any other financial instruments and indices. All futures contracts entered into by the Fund are traded on U.S. or foreign exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments or currencies for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire or the exchange rate of currencies in which portfolio securities are quoted or denominated. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. The Fund may seek to offset anticipated changes in the value of a currency in which its portfolio securities, or securities that it intends to purchase, are quoted or denominated by purchasing and selling futures contracts on such currencies.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the dollar value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, the Fund may sell futures contracts on any currencies in which its portfolio securities are quoted or denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities or foreign currency, to alter the investment characteristics of or currency exposure associated with portfolio securities or to gain or increase its exposure to a particular securities market or currency.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions either for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities (or assets denominated in the related currency) in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

To the extent that the Fund engages in nonhedging transactions in futures contracts and options on futures, the aggregate initial margin and premiums required to establish these nonhedging positions will not exceed 5% of the net asset value of the Fund's portfolio, after taking into account unrealized profits and losses on any such positions and excluding the amount by which such options were in-the-money at the time of purchase. The Fund will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualification as a regulated investment company for federal income tax purposes.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities or currencies, require the Fund to establish with the custodian a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. There are no futures contracts based upon individual securities, except certain U.S. Government securities. The only futures contracts available to hedge the Fund's portfolio are various futures on U.S. Government securities, securities indices and foreign currencies. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, it is not possible to hedge fully or protect against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The

Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Rights and Warrants. The Fund may purchase warrants and rights which are securities permitting, but not obligating, their holder to purchase the underlying securities at a predetermined price subject to the Fund's Investment Restriction. Generally, warrants and stock purchase rights do not carry with them the right to receive dividends or exercise voting rights with respect to the underlying securities, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants and rights may be considered to entail greater investment risk than certain other types of investments. In addition, the value of warrant and rights does not necessarily change with the value of the underlying securities, and they cease to have value if they are not exercised on or prior to their expiration date. Investment in warrants and rights increases the potential profit or loss to be realized from the investment of a given amount of the Fund's assets as compared with investing the same amount in the underlying stock.

Short Sales. The Fund may engage in short sales in order to profit from an anticipated decline in the value of a security. The Fund may also engage in short sales to attempt to limit its exposure to a possible market decline in the value of its portfolio securities through short sales of securities which the Adviser believes possess volatility characteristics similar to those being hedged. To effect such a transaction, the Fund must borrow the security sold short to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender any accrued interest or dividends and may be required to pay a premium. The Fund may only make short sales "against the box," meaning that the Fund, by virtue of its ownership of other securities, has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions.

The Fund will realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. On the other hand, the Fund will incur a loss as a result of the short sale if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest or dividends the Fund may be required to pay in connection with a short sale. The successful use of short selling as a hedging device may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Under applicable guidelines of the staff of the SEC, if the Fund engages in short sales, it must put in a segregated account (not with the broker) an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and
(b) any cash or U.S. Government Securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Fund replaces the borrowed security, it must daily maintain the segregated account at such a level that the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short.

Short selling may produce higher than normal portfolio turnover which may result in increased transaction costs to the Fund and may result in gains from the sale of securities deemed to have been held for less than three months, which gains must be less than 30% of the Fund's gross income for a taxable year in order for the Fund to qualify as a regulated investment company under the Code for that year.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid, securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Short Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves corresponding greater brokerage expenses and may make it more difficult for a fund to qualify as a regulated investment company for federal income tax purposes. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectuses and this Statement of Additional Information, means approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of Fund's outstanding shares are present in person or by proxy at the meeting or (2) more than 50% of the Fund's outstanding shares.

         The Fund may not:

         (1) Issue senior securities, except as permitted by paragraphs (2), (6) and (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, and forward foreign exchange contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policy, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning of paragraph (3) below, are not deemed to be senior securities.

         (2) Borrow money, except from banks as a temporary measure for extraordinary emergency purposes in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets.

         (3) Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Fund's total assets taken at market value.

         (4) Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purposes of the Securities Act of 1933.

         (5) Purchase or sell real estate or any interest therein, except that the Fund may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies that invest in real estate or interests therein.

         (6) Make loans, except that the Fund may lend portfolio securities in accordance with the Fund's investment policies. The Fund does not, for this purpose, consider repurchase agreements, the purchase of all or a portion of an issue of publicly distributed bonds, bank loan participation agreements, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, to be the making of a loan.

         (7) Invest in commodities or in commodity contracts or in puts, calls, or combinations of both, except options on securities and securities indices, futures contracts on securities and securities indices and options on such futures, forward foreign exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

         (8) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of each investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies or instrumentalities.

         (9) Purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if

                  (i) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer, or

                  (ii) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

In connection with the lending of portfolio securities under item (6) above, such loans must at all times be fully collateralized and the Fund's custodian must take possession of the collateral either physically or in book entry form. Securities used as collateral must be marked to market daily.

Non-Fundamental   Investment   Restrictions.   The  following  restrictions  are
designated as nonfundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

         (a) Participate on a joint or joint-and-several basis in any securities trading account. The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save commissions or to average prices among them is not deemed to result in a joint securities trading account.

         (b) Purchase securities on margin or make short sales, except in connection with arbitrage transactions, or unless by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and in connection with transactions involving forward foreign currency exchange contracts.

         (c) Knowingly purchase or retain securities of an issuer if one or more of the Trustees or officers of the Fund or directors or officers of the Adviser or any investment management subsidiary of the Adviser individually owns beneficially more than 0.5%, and together own beneficially more than 5%, of the securities of such issuer.

         (d) Purchase a security if, as a result, (i) more than 10% of the Fund's assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund, or (iii) more than 5% of the Fund's assets would be invested in any one such investment company.

         (e) Purchase securities of any issuer which, together with any predecessor, has a record of less than three years' continuous operations prior to the purchase if such purchase would cause investments of the Fund in all such issuers to exceed 5% of the value of the total assets of the Fund.

         (f) Invest for the purpose of exercising control over or management of any company.

         (g) Purchase warrants of any issuer, if, as a result of such purchases, more than 2% of the value of the Fund's total assets would be invested in warrants which are not listed on the New York Stock Exchange or the American Stock Exchange or more than 5% of the value of the total assets of the Fund would be invested in warrants generally, whether or not so listed. For these purposes, warrants are to be valued at the lesser of cost or market, but warrants acquired by the Fund in units with or attached to debt securities shall be deemed to be without value.

         (h) Purchase interests in oil, gas or other mineral leases or exploration programs; however, this policy will not prohibit the acquisition of securities of companies engaged in the production or transmission of oil, gas, or other minerals.

         (i) Invest more than (1) 10% of its total assets in securities which are restricted under the Securities Act of 1933 (the "1933 Act") (excluding securities eligible for resale pursuant to Rule 144A under the 1933 Act) or (2) 15% of its total assets in such restricted securities (including securities eligible for resale pursuant to Rule
         144A).

         (j)  Purchase interests in real estate limited partnerships.

         (k) Purchase any security, including any repurchase agreement maturing in more than seven days, which is not readily marketable, if more than 15% of the net assets of the Fund, taken at market value, would be invested in such securities. (The staff of the Securities and Exchange Commission considers over-the-counter options to be illiquid securities subject to the 15% limit.)

         (l) The Fund may not purchase securities of any open-end investment company except when such purchase is part of a plan of merger, consolidation, reorganization or purchase of substantially all of the assets of any other investment company.

         (m) Notwithstanding any investment restriction to the contrary, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds provided that, as a result, (i) no more than 10% of the Fund's assets would be invested in securities of all other investment companies, (ii) such purchase would not result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund and (iii) no more than 5% of the Fund's assets would be invested in any one such investment company.

In order to permit the sale of shares of the Fund in certain states, the Trustees may, in their sole discretion, adopt restrictions or investment policies more restrictive than those described above. Should the Trustees determine that any such more restrictive policy is no longer in the best interests of the Fund and its shareholders, the Fund may cease offering shares in the state involved and the Trustees may revoke such restrictive policy. Moreover, if the states involved no longer require any such restrictive policy, the Trustees may, at their sole discretion, revoke such policy. The Fund has agreed with a state securities administrator that it will not purchase securities of any open-end investment company except when such purchase is part of a plan of merger, consolidation, reorganization or purchase of substantially all of the assets of any other investment company.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values or the total costs of the Fund's assets will not be considered a violation of the restriction.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by the Trustees of the Trust, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Trust are also officers and Directors of the Adviser or officers and Directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").


                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------
Edward J. Boudreau, Jr. *               Trustee, Chairman and Chief             Chairman and Chief Executive
101 Huntington Avenue                   Executive Officer (1, 2)                Officer, the Adviser and The
Boston, MA  02199                                                               Berkeley Financial Group ("Berkeley
October 1944                                                                    Group"); Chairman, NM Capital
                                                                                Management, Inc. ("NM Capital") and
                                                                                John Hancock Advisers International
                                                                                Limited ("Advisers International");
                                                                                Chairman, Chief Executive Officer
                                                                                and President, John Hancock Funds,
                                                                                Inc. ("John Hancock Funds"), First
                                                                                Signature Bank and Trust Company
                                                                                and Sovereign Asset Management
                                                                                Corporation ("SAMCorp."); Director,
                                                                                John Hancock Insurance Agency, Inc.
                                                                                ("Insurance Agency, Inc."), John
                                                                                Hancock Capital Corporation and New
                                                                                England/Canada Business Council;
                                                                                Member, Investment Company
                                                                                Institute Board of Governors;
                                                                                Director, Asia Strategic Growth
                                                                                Fund, Inc.; Trustee, Museum of
                                                                                Science; Vice Chairman and
                                                                                President, the Adviser (until July
                                                                                1992); Chairman, John Hancock
                                                                                Distributors, Inc. (until April
                                                                                1994); Director, John Hancock
                                                                                Freedom Securities Corporation
                                                                                (until September 1996); Director,
                                                                                John Hancock Signature Services,
                                                                                Inc. ("Signature Services") (until
                                                                                January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.




                                       20

                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

Dennis S. Aronowitz                     Trustee (3)                             Professor of Law, Emeritus, Boston
Boston University                                                               University School of Law; Trustee,
Boston, Massachusetts                                                           Brookline Savings Bank.
June 1931

Richard P. Chapman, Jr.                 Trustee (1, 3)                          President, Brookline Savings Bank;
160 Washington Street                                                           Director, Federal Home Loan Bank of
Brookline, MA  02147                                                            Boston (lending); Director, Lumber
February 1935                                                                   Insurance Companies (fire and
                                                                                casualty insurance); Trustee,
                                                                                Northeastern University (education);
                                                                                Director, Depositors Insurance Fund,
                                                                                Inc. (insurance).

William J. Cosgrove                     Trustee (3)                             Vice President, Senior Banker and
20 Buttonwood Place                                                             Senior Credit Officer, Citibank,
Saddle River, NJ  07458                                                         N.A. (retired September 1991);
January 1933                                                                    Executive Vice President, Citadel
                                                                                Group Representatives, Inc.; EVP
                                                                                Resource Evaluation, Inc.
                                                                                (consulting) (until October 1993);
                                                                                Trustee, the Hudson City Savings
                                                                                Bank (since 1995).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.













                                       21

                                        Positions Held                          Principal Occupations(s)
Name and Address                        With the Company                        During the Past Five Years
----------------                        ----------------                        --------------------------

Douglas M. Costle                       Trustee (1, 3)                          Director, Chairman of the Board and
RR2 Box 480                                                                     Distinguished Senior Fellow,
Woodstock, VT  05091                                                            Institute for Sustainable
July 1939                                                                       Communities, Montpelier, Vermont
                                                                                (since 1991); Dean Vermont Law
                                                                                School (until 1991); Director, Air
                                                                                and Water Technologies Corporation
                                                                                (environmental services and
                                                                                equipment), Niagara Mohawk Power
                                                                                Company (electric services) and
                                                                                Mitretek Systems (governmental
                                                                                consulting services).

Leland O. Erdahl                        Trustee (3)                             Director, Santa Fe Ingredients
8046 Mackenzie Court                                                            Company of California, Inc. and
Las Vegas, NV  89129                                                            Santa Fe Ingredients Company, Inc.
December 1928                                                                   (private food processing companies),
                                                                                Uranium Resources, Inc.; President,
                                                                                Stolar, Inc. (1987-1991); President,
                                                                                Albuquerque Uranium Corporation
                                                                                (1985-1992); Director,
                                                                                Freeport-McMoRan Copper & Gold
                                                                                Company, Inc., Hecla Mining Company,
                                                                                Canyon Resources Corporation and
                                                                                Original Sixteen to One Mines, Inc.
                                                                                (1984-1987 and 1991-1995)
                                                                                (management consultant).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.







                                       22

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Richard A. Farrell                      Trustee(3)                             President of Farrell, Healer & Co.,
Venture Capital Partners                                                       (venture capital management firm)
160 Federal Street                                                             (since 1980);  Prior to 1980, headed
23rd Floor                                                                     the venture capital group at Bank of
Boston, MA  02110                                                              Boston Corporation.
November 1932

Gail D. Fosler                          Trustee (3)                            Vice President and Chief Economist,
4104 Woodbine Street                                                           The Conference Board (non-profit
Chevy Chase, MD  20815                                                         economic and business research);
December 1947                                                                  Director, Unisys Corp.; and H.B.
                                                                               Fuller Company.

William F. Glavin                       Trustee (3)                            President, Babson College; Vice
Babson College                                                                 Chairman, Xerox Corporation (until
Horn Library                                                                   June 1989); Director, Caldor Inc.,
Babson Park, MA 02157                                                          Reebok, Ltd. (since 1994) and Inco
March 1931                                                                     Ltd.

Anne C. Hodsdon *                       Trustee and President (1,2)            President, Chief Operating Officer
101 Huntington Avenue                                                          and Director, the Adviser; Director,
Boston, MA  02199                                                              The Berkeley Group, John Hancock
April 1953                                                                     Funds; Director, Advisers
                                                                               International; Executive Vice
                                                                               President, the Adviser (until
                                                                               December 1994); Senior Vice
                                                                               President, the Adviser (until
                                                                               December 1993); Director, Signature
                                                                               Services (until January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.








                                       23

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Dr. John A. Moore                       Trustee (3)                            President and Chief Executive
Institute for Evaluating Health Risks                                          Officer, Institute for Evaluating
1629 K Street NW                                                               Health Risks, (nonprofit
Suite 402                                                                      institution) (since September 1989).
Washington, DC  20006-1602
February 1939

Patti McGill Peterson                   Trustee (3)                            Cornell Institute of Public Affairs,
Cornell University                                                             Cornell University (since August
Institute of Public Affairs                                                    1996); President Emeritus of Wells
364 Upson Hall                                                                 College and St. Lawrence University;
Ithica, NY  14853                                                              Director, Niagara Mohawk Power
May 1943                                                                       Corporation (electric utility) and
                                                                               Security Mutual Life (insurance).

John W. Pratt                           Trustee (3)                            Professor of Business Administration
2 Gray Gardens East                                                            at Harvard University Graduate
Cambridge, MA  02138                                                           School of Business Administration
September 1931                                                                 (since 1961).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.














                                       24

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

Richard S. Scipione *                   Trustee (1)                            General Counsel, John Hancock Life
John Hancock Place                                                             Company; Director, the Adviser,
P.O. Box 111                                                                   Advisers International, John Hancock
Boston, MA  02117                                                              Funds, John Hancock Distributors,
August 1937                                                                    Inc., Insurance Agency, Inc., John
                                                                               Hancock Subsidiaries, Inc.,
                                                                               SAMCorp. and NM Capital; Trustee,
                                                                               The Berkeley Group; Director, JH
                                                                               Networking Insurance Agency, Inc.;
                                                                               Director, John Hancock Property and
                                                                               Casualty Insurance and its
                                                                               affiliates (until November 1993);
                                                                               Director, Signature Services (until
                                                                               January 1997).

Edward J. Spellman, CPA                 Trustee (3)                            Partner, KPMG Peat Marwick LLP
259C Commercial Bld.                                                           (retired June 1990).
Lauderdale, FL  33308
November 1932

Robert G. Freedman                      Vice Chairman and Chief Investment     Vice Chairman and Chief Investment
101 Huntington Avenue                   Officer (2)                            Officer, the Adviser; Director, the
Boston, MA  02199                                                              Adviser, Advisers International,
July 1938                                                                      John Hancock Funds, SAMCorp.,
                                                                               Insurance Agency, Inc.,
                                                                               Southeastern Thrift & Bank Fund and
                                                                               NM Capital; Senior Vice President,
                                                                               The Berkeley Group; President, the
                                                                               Adviser (until December 1994);
                                                                               Director, Signature Services (until
                                                                               January 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.







                                       25

                                        Positions Held                         Principal Occupations(s)
Name and Address                        With the Company                       During the Past Five Years
----------------                        ----------------                       --------------------------

James B. Little                         Senior Vice President and Chief        Senior Vice President, the Adviser,
101 Huntington Avenue                   Financial Officer                      The Berkeley Group, John Hancock
Boston, MA  02199                                                              Funds.
February 1935

John A. Morin                           Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                          Adviser, The Berkeley Group,
Boston, MA  02199                                                              Signature Services and John Hancock
July 1950                                                                      Funds; Secretary, SAMCorp.,
                                                                               Insurance Agency, Inc. and NM
                                                                               Capital; Counsel, John Hancock
                                                                               Mutual Life Insurance Company (until
                                                                               January 1997).

Susan S. Newton                         Vice President and Secretary           Vice President, the Adviser; John
101 Huntington Avenue                                                          Hancock Funds, Signature Services
Boston, MA  02199                                                              and The Berkeley Group; Vice
March 1950                                                                     President, John Hancock
                                                                               Distributors, Inc. (until 1994).

James J. Stokowski                      Vice President and Treasurer           Vice President, the Adviser.
101 Huntington Avenue
Boston, MA  02199
November 1946


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.
(3)  Member of the Audit Committee and the Administration Committee.

All of the officers listed are officers or employees of the Adviser or the Affiliated Companies. Some of the Trustees and officers may also be officers and/or directors and/or trustees of one or more other funds for which the Adviser serves as investment adviser.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Boudreau and Scipione and Ms. Hodsdon, and each of the officers of the Fund are interested persons of the Adviser, are compensated by the Adviser and receive no compensation from the Fund for their services. The compensation to the Trustees from the Fund shown below is for the fiscal year ended October 31, 1996.

                                Aggregate            Total Compensation From
                               Compensation          All Funds in John Hancock
Independent Trustees           From the Fund         Fund Complex to Trustees(*)
--------------------           -------------         ---------------------------

Dennis S. Aronowitz              $ 17,641                      $ 72,450
Richard P. Chapman, Jr.+           18,223                        75,200
William J. Cosgrove+               17,641                        72,450
Douglas M. Costle++                   891                        75,350
Leland O. Erdahl++                    750                        72,350
Richard A. Farrell++                  891                        75,350
Gail D. Fosler                     16,648                        68,450
William F. Glavin++                   750                        72,250
Bayard Henry**                      6,606                        23,700
John A. Moore++                       750                        68,350
Patti McGill Peterson++               750                        72,100
John W. Pratt++                       750                        72,350
Edward J. Spellman                 17,782                        73,950
                                 --------                      --------
                                 $100,073                      $894,300

(*) The total compensation paid by the John Hancock Fund Complex to the Independent Trustees is as of the calendar year ended December 31, 1996. As of this date, there were sixty seven funds in the John Hancock Complex of which each of these independent trustees served on thirty-five funds.

**Mr. Henry retired from his position as Trustee effective April 26, 1996.

+As of December 31, 1996, the value of the aggregate accrued deferred compensation amount from all funds in the John Hancock fund complex for Mr. Chapman was $63,164, for Mr. Cosgrove was $131,317 and for Mr. Glavin was $109,059.

++Became Trustees of the Trust on June 26, 1996.

As of January 31, 1997, the officers and Trustees of the Fund as a group owned less than 1% of the outstanding shares of the Fund. As of January 31, 1997, the following shareholders beneficially owned 5% or more of the outstanding shares of the Fund listed below:


                                                                      Number of Shares         Percentage of Total
Name and Address                                                      of Beneficial            Outstanding Shares of
 of Shareholder                              Class of Shares          Interest Owned           the Class of the Fund
 --------------                              ---------------          --------------           ---------------------
Donaldson Lufkin Jenrette                    Class A                  2,138,315                5.31%
Securities Corporation Inc.
P.O. Box 2052
Jersey City NJ

Merrill Lynch Pierce FenneSmith Inc.         Class A                  2,167,926                5.38%
Attn: Mutual Fund Operations
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484

Merrill Lynch Pierce FenneSmith Inc.         Class B                  7,990,650                19.30%
Attn: Mutual Fund Operations
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484

Saturn & Co.                                 Class C                  829,630                  30.30%
Pension Plan
P.O. Box 1537
Boston, MA

John Hancock As Agent for Ttee Argo          Class C                  544,217                  19.88%
Systems Inc. 401K Plan
Attn: Kim Jackman, Tax Account
310 North Mary Avenue
Mailstop 3-1T
Sunnyvale, CA 94066-411

John Hancock Funds, Inc.                     Class C                  376.-92                  13.74%
FBO Gilbane Building Company
Attn: Institutional Ret Services
c/o Beth Group-5th Floor
101 Huntington Avenue
Boston, MA 02199-7603

UST Inc.                                     Class C                  290,731                  10.62%
c/o Wachovia Bank of NC
Attn: Teresa Almond
301 Main Street
Winston-Salem, NC 27150-0001

                                       28

                                                                      Number of Shares         Percentage of Total
Name and Address                                                      of Beneficial            Outstanding Shares of
 of Shareholder                              Class of Shares          Interest Owned           the Class of the Fund
 --------------                              ---------------          --------------           ---------------------

Hampshire County Retirement System           Class C                  283,057                  10.34%
99 Main Street
Northhampton, MA.

BAS & Co.                                    Class C                  205,983                  7.49%
c/o Investors Bank & Trust
P.O. Box 1537
Boston, MA 02205

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and presently has more than $19 billion in assets under management in its capacity as investment adviser to the Fund and the other mutual funds and publicly traded investment companies in the John Hancock group of funds which have a combined total of over 1,080,000 shareholders. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $80 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries high ratings from S&P and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.

The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser. Pursuant to the Advisory Agreement, the Adviser agreed to act as investment adviser and manager to the Fund. As manager and investment adviser, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged, and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Adviser has entered into a subadvisory agreement with DiCarlo, Forbes and St. Pierre Advisors, LLC (the "Subadviser"). Under the subadvisory agreement, the Subadviser provides the Fund with advice and recommendations regarding the Fund's investments. The Subadviser also provides the Fund on a continuous basis with economic and financial information, as well as other research and assistance. Under the subadvisory agreement the Subadviser pays all expenses that it incurs in connection with the performance of its duties under the agreement. The Adviser, and not the Fund, pays all subadvisory fees. Under the subadvisory agreement, the Adviser pays the Subadviser a fee at the annual rate of 0.25% of the average daily net assets of the Fund.

In addition, the Adviser and the Subadviser have entered into a separate letter agreement (the "Letter Agreement"). The Letter Agreement provides for the Adviser to receive a 10% equity interest in the Subadviser and for the payment of compensation to the Subadviser if the subadvisory agreement is terminated without cause within a five year period. The Letter Agreement also requires Mr. DiCarlo to provide certain marketing services and contains a noncompetition clause.

The Fund bears all costs of its organization and operation,  including  expenses
of  preparing,   printing  and  mailing  all  shareholders'  reports,   notices,
prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expense of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund; the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association membership; insurance premiums; and any extraordinary expenses.

As provided by the investment management contract, the Fund pays the Adviser monthly an investment management fee, which is based on a stated percentage of the Fund's average of the daily net assets as follows:

Net Asset Value                                             Annual Rate
---------------                                             -----------

First $250,000,000                                          0.85%
Amount Over $250,000,000                                    0.80%


From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

For the years ended October 31, 1994, 1995 and 1996 the Adviser received a fee of $3,458,972, $5,538,912, and $12,884,307, respectively. The advisory fee figures for 1994 reflect the different advisory fee schedule that was in effect before January 1, 1994.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Fund or for other funds or clients to which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to its investment management contract and the subadvisory agreement, neither the Adviser nor the Subadviser is liable to the Fund or its shareholders for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which such contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Subadviser in the performance of its duties or from reckless disregard by the Adviser or Subadviser of its obligations and duties under such contract.

Under the investment management contract, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the contract or any extension, renewal or amendment thereof remains in effect. If the contract is no longer in effect, the Fund (to the extent permitted by law) will cease to use such a name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the nonexclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The investment management contract, subadvisory agreement and the distribution agreement discussed below, continue in effect from year to year if approved annually by vote of a majority of the Fund's Trustees who are not interested persons of one of the parties to the contract, cast in person at a meeting called for the purpose of voting on such approval, and by either the Fund's Trustees or the holders of a majority of the Fund's outstanding voting securities. Each of these contracts automatically terminates upon assignment. Each contract may be terminated on 60 days' written notice by either party or by vote of a majority of the outstanding voting securities of the Fund.

Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal year ended October 31, 1996, the Fund paid the Adviser $264,274 for services under this agreement.

In order to avoid conflicts with portfolio trades for the Fund, the Adviser, the Sub-Advisers and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. In the case of the Adviser, some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. The Sub-Adviser has adopted similar restrictions, which may differ where appropriate, as long as they have the same interest. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACTS

The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Class A or Class B shares, John Hancock Funds and Selling Brokers receive compensation in the form of a sales charge imposed, in the case of Class A shares, at the time of sale or, in the case of Class B shares, on a deferred basis. The sales charges are discussed further in the Prospectus.

The Fund's Trustees adopted Distribution Plans with respect to Class A and Class B shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.30% and 1.00%, respectively, of the Fund's daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for their distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds is not fully reimbursed for payments or expenses they incur under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B Plan will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B Plan as a liability of the Fund because the Trustees may terminate Class B Plan at any time. For the fiscal year ended October 31, 1996, an aggregate of $19,220,716 of distribution expenses or 2.54% of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods.

The Plans were approved by a majority of the voting securities of the Fund. The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each plan provides, that no material amendment to the Plans will be effective unless it is approved by a vote of a majority of the Trustees and the Independent Trustees of the Fund. The holders of Class A and Class B shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.

During the fiscal year ended October 31, 1996 the Funds paid John Hancock Funds the following amounts of expenses with respect to the Class A and Class B shares of the Fund:


                                                   Expense Items


                                     Printing and
                                     Mailing of                                              Interest
                                     Prospectus to      Compensation       Expenses of       Carrying or
                                     New                to Selling         John Hancock      Other Finance
                   Advertising       Shareholders       Brokers            Funds             Charges
                   -----------       ------------       -------            -----             -------
Class A shares      $294,689           $18,696           $ 589,551         $1,487,581        $        0

Class B shares      $778,581           $42,389           $1,372,020        $4,018,491        $1,366,079


Class C shares of the Fund are not subject to any distribution plan. Expenses associated with the obligation of John Hancock Funds to use its best efforts to sell Class C shares will be paid by the Adviser or by John Hancock Funds and will not be paid from the fees paid under Class A or Class B Plans.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Equity securities traded on a principal exchange or NASDAQ National Market Issues are generally valued at last sale price on the day of valuation. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 5:00 p.m., London time (12:00 noon, New York time) on the date of any determination of the Fund's NAV. If quotations are not readily available, or the value has been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Trustees believe acurately reflects fair value.

The NAV for each fund and class is determine each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net asset by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then they will only be issued for full shares. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Class A and Class B Prospectus. Methods of obtaining reduced sales charges referred to generally in the Class A and Class B Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of the Fund, the investor is entitled to cumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund owned by the investor or, if Signature Services is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Combined Purchases. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined if made by (a) an individual, his or her spouse and their children under the age of 21 purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) certain groups of four or more individuals making use of salary deductions or similar group methods of payment whose funds are combined for the purchase of mutual fund shares. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Without Sales Charge. Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows:

* Any state, county or any instrumentality, department, authority, or agency of these entities that is prohibited by applicable investment laws from paying a sales charge or commission when it purchases shares of any registered investment management company.*
* A bank, trust company, credit union, savings institution or other depository institution, its trust departments or common trust funds if it is purchasing $1 million or more for non-discretionary customers or accounts.*
* A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family
         (spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law) of any of the foregoing; or any fund, pension, profit sharings or other benefit plan for the individuals described above.
* A broker, dealer, financial planner, consultant or registered investment advisor that has entered into an agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.
* A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

* A member of a class action lawsuit against insurance companies who is investing settlement proceeds.
*        A member of an approved affinity group financial services plan.*

* Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed defined contribution plans with at least 100 eligible employees at the inception of the Fund account, may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

Amount Invested                                                    CDSC Rate
$1 to $4,999,999                                                     1.00%
Next $5 million to $9,999,999                                        0.50%
Amounts of $10 million and over                                      0.25%

Class A shares  may  also be  purchased  without  an  initial  sales  charge  in
connection  with  certain  liquidation,   merger  or  acquisition   transactions
involving other investment companies or personal holding companies.

* For investments made under these provisions, John Hancock Funds may make a payment out of its own resources to the Selling Broker in an amount not to exceed 0.25% of the amount invested.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of a reduced sales charge by taking into account not only the amount then being invested but also the purchase price or value of the Class A shares already held by such person.

Combination Privilege. Reduced sales charges also are available to an investor based on the aggregate amount of his concurrent and prior investments in Class A shares of the Fund and shares of all other John Hancock funds which carry a sales charge.

Letter of Intention. The reduced sales charges are also applicable to investments pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using the Fund as a funding medium for a qualified retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These qualified retirement plans include group IRA, SEP, SARSEP, TSA, 401(k), TSA and Section 457 plans. Such an investment (including accumulations and combinations) must aggregate $50,000 or more invested during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.

The LOI authorizes Signature Services to hold in escrow a number of Class A shares (approximately 5% of the aggregate) sufficient to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his or her attorney-in- fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

Because Class C shares are sold at net asset value without the imposition of any sales charge, none of the privileges described under these captions is available to Class C investors, with the following exception:

Combination Privilege. As is explained in the Prospectus for Class C shares, a Class C investor may qualify for the minimum $1,000,000 investment (or such other amount as may be determined by the Fund's officers) if the aggregate amount of his or her current and prior investments in Class C shares of the Fund and Class C shares of any other John Hancock fund exceeds $1,000,000.

DEFERRED SALES CHARGE ON CLASS B SHARES

Investments in Class B shares are purchased at net asset value per share without the imposition of an initial sales charge so that the Fund will receive the full amount of the purchase payment.

Contingent Deferred Sales Charge. Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at the rates set forth in the Class A and Class B Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B shares being redeemed. Accordingly, no CDSC will be imposed on increases in account value above the initial purchase prices, including increases in account value attributable to shares derived from reinvestment of dividends or capital gains distributions. No CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to full-service defined contribution plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining this number of years, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price. Upon redemption, appreciation is effective only on a per share basis for those shares being redeemed. Appreciation of shares cannot be redeemed CDSC free at the account level.

When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

*       Proceeds of 50 shares redeemed at $12 per share                   $600
*       Minus proceeds of 10 shares not subject to CDSC

        (dividend reinvestment)                                           -120
*       Minus appreciation on remaining shares (40 shares X $2)           - 80
                                                                          ----
*       Amount subject to CDSC                                            $400

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to select Selling Brokers for selling Class B shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of the purchase. See the Class A and Class B Prospectus for additional information regarding the CDSC.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B shares and of Class A shares that are subject to CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.
* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.
*        Redemptions due to death or disability.
* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.
* Redemptions of Class B shares made under a periodic withdrawal plan, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a
         CDSC).

         For Retirement Accounts (such as IRA, Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans qualified under the Internal Revenue Code of 1986, as amended (the "Code") unless otherwise noted.

* Redemptions made to effect mandatory distributions under the Internal Revenue Code.
*        Returns of excess contributions made to these plans.
* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under Section 401(a) of the Code (such as 401(K), Money Market Purchase Pension Plan, Profit -Sharing Plan).
* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

         Please see matrix for reference.


--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Type of               401(a) Plan          403(b)            457              IRA, IRA          Non-
Distribution          (401(k), MPP, PSP)                                      Rollover          Retirement
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Death or              Waived               Waived            Waived           Waived            Waived
Disability
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Over 70 1/2           Waived               Waived            Waived           Waived for        12% of
                                                                              mandatory         account value
                                                                              distributions     annually in
                                                                              or 12% of         periodic
                                                                              account value     payments
                                                                              annually in
                                                                              periodic
                                                                              payments.
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Between 59 1/2        Waived               Waived            Waived           Waived for Life   12% of
and 70 1/2                                                                    Expectancy or     account value
                                                                              12% of account    annually in
                                                                              value annually    periodic
                                                                              in periodic       payments
                                                                              payments.
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Under 59 1/2          Waived               Waived for        Waived for       Waived for        12% of
                                           annuity           annuity          annuity           account value
                                           payments (72t)    payments (72t)   payments (72t)    annually in
                                           or 12% of         or 12% of        or 12% of         periodic
                                           account value     account value    account value     payments
                                           annually in       annually in      annually in
                                           periodic          periodic         periodic
                                           payments.         payments.        payments.
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Loans                 Waived               Waived            N/A              N/A               N/A
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Termination of Plan   Not Waived           Not Waived        Not Waived       Not Waived        N/A
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Hardships             Waived               Waived            Waived           N/A               N/A
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------
Return of Excess      Waived               Waived            Waived           Waived            N/A
--------------------- -------------------- ----------------- ---------------- ----------------- ---------------

If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, he or she would incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of the Fund for shares of the same class in any other John Hancock fund offering that class.

Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transactions charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock Short-Term Strategic Income Fund, John Hancock Intermediate Maturity Government Fund and John Hancock Limited-Term Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 (except John Hancock Short-Term Strategic Income Fund) for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The fund may refuse any exchange order. The Fund may changed or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional Class B shares of the Fund could be disadvantageous to a shareholder because of the CDSC imposed on redemptions of Class B shares. Therefore, a shareholder should not purchase Class B shares of the Fund at the same time as a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). This program is explained in the Prospectus and the Account Privileges Application. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the Monthly Automatic Accumulation Program may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.

Reinstatement and Reinvestment Privilege. Upon notification of Signature Services, a shareholder who has redeemed Class B shares of the Fund and paid a CDSC thereon, may, within 120 days after the date of redemption, reinvest any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit in that fund and, upon such reinvestment, the shareholder's account will be credited with the amount of any CDSC charged upon the redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS".

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Fund are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have not authorized any additional series other than the Fund, although they may do so in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any new series of the Fund, into one or more classes. As of the date of this Statement of Additional Information, the Trustees have authorized the issuance of three classes of shares of the Fund, designated as Class A, Class B, and Class C.

The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of Class A shares, Class B and Class C shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Class C shares of the Fund are offered only to certain institutional investors as described in the Fund's Prospectuses. Some individual investors who are currently eligible to purchase Class A and Class B shares may also be participants in "participant-directed plans" (as defined in the Prospectuses) that are eligible to purchase Class C shares. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to Class A and Class B shares will be borne exclusively by that class, (ii) Class B shares will pay higher distribution and service fees than Class A shares and (iii) each of Class A shares, Class B shares and Class C shares will bear any other class expenses properly allocable to such class of shares, subject to the conditions set forth in a private letter ruling that the Fund has received from the Internal Revenue Service relating to its multiple-class structure. Accordingly, it is expected that the net asset value per share of the Fund's Class C shares will be higher than the net asset value per share of the Fund's Class A and Class B shares, each of which has a Rule 12b-1 distribution plan and sales load. Similarly, the net asset value per share may vary depending on whether Class A or Class B shares are purchased.

In the event of liquidation, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable by the Fund, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Fund's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Fund. Shareholders may, under certain circumstances, communicate with other shareholders in connection with a request for a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Fund. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations and affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. Furthermore, no Fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

A shareholder's account is governed by the laws of The Commonwealth of Massachusetts.

TAX STATUS

The Fund has qualified and has elected to be treated as a "regulated investment company" under Subchapter M of the Code and intends to continue to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on taxable income (including net realized capital gains, if any) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than net capital gain, after reduction by deductible expenses.) Some distributions from investment company taxable income and/or net capital gain may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

The amount of net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities or engage in certain other transactions or derivatives that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio or undistributed taxable income of the Fund. Consequently subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a portion of the purchase price.

Upon a redemption of shares of the Fund (including by exercise of the exchange privilege) a shareholder may realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, depending upon the shareholder's tax holding period for the shares and subject to the special rules described below. A sales charge paid in purchasing Class A shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent Class A shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the Class A shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain income in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carryforward a net realized capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed as such to shareholders. The Fund has $26,806,579 of capital loss carryforward available to the extent provided by regulations to offset future net realized capital gains. The carryforward expires October 31, 2004.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

For purposes of the dividends-received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of the stock of such corporations held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the minimum holding period requirement stated above (46 or 91 days) with respect to their Fund shares in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to Fund shares, may be denied a portion of the dividends received deduction. The entire qualifying dividend, including the otherwise-deductible amount, will be included in determining the excess (if any) of a corporate shareholder's adjusted current earnings over its alternative minimum taxable income, which may increase its alternative minimum tax liability. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares, for the purpose of computing its gain or loss on redemption or other disposition of the shares.

If the Fund acquires stock of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its shareholders any credit or deduction for such a tax. Certain elections may, if available, ameliorate these adverse tax consequences, but any such election would require the Fund to recognize taxable income or gain without the concurrent receipt of cash. The Fund may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

Foreign  exchange  gains and  losses  realized  by the Fund in  connection  with certain  transactions  involving foreign  currency-denominated  debt securities, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Any such transactions that are not directly-related to the Fund's investment in stock or securities, possibly including any such transaction not used for hedging purposes, may increase the amount of gain it is deemed to recognize from the sale of certain investments or derivatives held for less than three months, which gain is limited under the Code to less than 30% of its gross income for each taxable year, and may under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss the resulting overall ordinary loss for such year would not be deductible by the Fund or its shareholders in future years.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into options and futures contracts, foreign currency positions and foreign currency forward contracts. Certain of these transactions may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and may affect the character as long-term or short-term (or, in the case of certain foreign currency options, futures and forward contracts, as ordinary income or loss) of some capital gains and losses realized by the Fund. Additionally, certain of the Fund's losses on transactions involving options, futures, forward contracts, and any offsetting or successor positions in its portfolio may be deferred rather than being taken into account currently in calculating the

Fund's taxable income or gain. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules applicable to options, futures or forward contracts, including consideration of available elections, in order to seek to minimize any potential adverse tax consequences.

The Fund may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. Investors may be entitled to claim U.S. foreign tax credits or deductions with respect to foreign income taxes or certain other foreign taxes ("qualified foreign taxes"), subject to certain provisions and limitations contained in the Code. Specifically, if more than 50% of the value of the Fund's total assets at the close of any taxable year consists of stock or securities of foreign corporations, the Fund may file an election with the Internal Revenue Service pursuant to which shareholders of the Fund will be required to (i) include in ordinary gross income (in addition to taxable dividends and distributions actually received) their pro rata shares of qualified foreign taxes paid by the Fund even though not actually received by them, and (ii) treat such respective pro rata portions as qualified foreign taxes paid by them.

If the Fund makes this election, shareholders may then deduct such pro rata portions of qualified foreign taxes in computing their taxable incomes, or, alternatively, use them as foreign tax credits, subject to applicable limitations, against their U.S. Federal income taxes. Shareholders who do not itemize deductions for Federal income tax purposes will not, however, be able to deduct their pro rata portion of qualified foreign taxes paid by the Fund, although such shareholders will be required to include their share of such taxes in gross income. Shareholders who claim a foreign tax credit for such foreign taxes may be required to treat a portion of dividends received from the Fund as a separate category of income for purposes of computing the limitations on the foreign tax credit. Tax-exempt shareholders will ordinarily not benefit from this election. Each year (if any) that the Fund files the election described above, its shareholders will be notified of the amount of (i) each shareholder's pro rata share of qualified foreign taxes paid by the Fund and (ii) the portion of Fund dividends which represents income from each foreign country. If the Fund does not satisfy the 50% requirement described above or otherwise does not make the election, the Fund will deduct the foreign taxes it pays in determining the amount it has available for distribution to shareholders, and shareholders will not include these foreign taxes in their income, nor will they be entitled to any tax deductions or credits with respect to such taxes.

The Fund is required to accrue income on any debt securities that have more than a de minimis amount of original issue discount (or debt securities acquired at a market discount, if the Fund elects to include market discount in income currently) prior to the receipt of the corresponding cash payments. The mark to market rules applicable to certain options, futures and forward contracts may also require the Fund to recognize income or gain without a concurrent receipt of cash. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangibles taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although it may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Non-U.S. investors not engaged in a U.S. trade or business with which their Fund investment is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an affective IRS Form W-8 or authorized substitute for Form W-8 is on file, 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. Provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay Massachusetts income tax.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of the Fund in their particular circumstances.

CALCULATION OF PERFORMANCE

The average annual total return on Class A shares of the Fund for the 1 year, 5 year and 10 year periods ended October 31, 1996 was 7.29%, 21.24%, and 16.76%, respectively, and reflect payment of the maximum sales charge of 5.00%.

The average annual total return on Class B shares of the Fund for the 1 year ended October 31, 1996 and since inception on March 1, 1993 was 7.09% and 19.48%, respectively and reflects the applicable CDSC. The average annual total return on Class C shares of the Fund for the 1 year and since inception on September 1, 1993 was 13.40% and 18.39%, respectively.

The Fund's total return is computed by finding the average annual compounded rate of return over the 1 year, 5 year and 10 year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

     n _____
T = \ /ERV/P - 1

Where:

P =         a hypothetical initial investment of $1,000.

T =         average annual total return.

n =         number of years.

ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the year, 5 year and 10 year periods.

This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

Because each share has its own sales charge and fee structures, the classes have different performance results. In the case of Class A shares or Class B shares, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC applied at the end of the period. This calculation assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales load from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B shares from a total return calculation produces a higher total return figure.

The Fund may advertise yield, where appropriate. The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge) on the last day of the period, according to the following standard formula:


                         Yield = 2([(a - b) + 1] 6 - 1)
                                      ---
                                      cd

Where:

         a =      dividends and interest earned during the period.

         b =      net expenses accrued during the period.

         c = the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.

         d = the maximum offering price per share on the last day of the period (NAV where applicable).

From time to time, in reports and promotional literature, the Fund's total return will be ranked or compared to indices of mutual funds such as Lipper Analytical Services, Inc.'s "Lipper -Mutual Performance Analysis," a monthly publication which tracks net assets, total return, and yield on equity mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well as the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in national financial publications such as Money Magazine, Forbes, Business Week, The Wall Street Journal, Micropal, Inc. Morningstar, Barron's, and Stanger's may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta". Beta is a reflection of the market related risks of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities of the Fund and the allocation of brokerage commission are made by officers of the Fund pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and officers and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of the officers of the Fund, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer, and transactions with dealers serving as market maker reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on such transactions.

In the U.S. and in some other countries, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers and the negotiation of brokerage commission rates and dealer spreads by the reliability and quality of the services, including primarily the availability and value of research information and, to a lesser extent, statistical assistance furnished to the Adviser of the Fund and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and, conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis. While the Adviser will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the years ended on October 31, 1996, 1995, and 1994 the Fund paid negotiated brokerage commissions of $1,298,680, $468,191, and $305,789, respectively.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. During the fiscal year ended October 31, 1996, the Fund paid $58,100 in commissions to compensate brokers for research services such as industry and company reviews and evaluations of the securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of John Hancock Distributors, Inc. broker-dealers ("Distributor s" or "Affiliated Brokers"). Pursuant to procedures established by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through Affiliated Brokers. During the year ended October 31, 1996, the Fund did not execute any portfolio transactions with Affiliated Brokers.

Distributors may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Brokers, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way STE 1000, Boston, MA 02217-1000, a wholly-owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent for the Fund. The Fund pays an annual fee of $19.00 for each Class A shareholder account and $21.50 for each Class B shareholder account and 0.10% of the average daily net assets attributable to the Class C shares, plus certain out-of-pocket expenses. These expenses are aggregated and charged to the Fund and allocated to each class on the basis of the relative net asset values.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and Investors Bank & Trust Company, 89 South Street, Boston, Massachusetts 02111. Under the custodian agreement, Investors Bank & Trust Company performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS

The independent auditors of the Fund are Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116. Ernst & Young LLP audits and renders an opinion on the Fund's annual financial statements and prepares the Fund's annual Federal income tax return.

APPENDIX A

RATINGS

Bonds.

Standard & Poor's Bond Ratings

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal, and differs from the highest rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

To provide more detailed indications of credit quality, the ratings AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

A provisional rating, indicated by "p" following a rating, is sometimes used by Standard & Poor's. It assumes the successful completion of the project being financed by the issuance of the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

Moody's Bond Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Generally speaking, the safety of obligations of this class is so absolute that with the occasional exception of oversupply in a few specific instances, characteristically, their market value is affected solely by money market fluctuations.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. The market value of Aa bonds is virtually immune to all but money market influences, with the occasional exception of oversupply in a few specific instances.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Rating symbols may include numerical modifiers 1, 2 or 3. The numerical modifier 1 indicates that the security ranks at the high end, 2 in the mid-range, and 3 nearer the low end, of the generic category. These modifiers of rating symbols Aa, A and Baa are to give investors a more precise indication of relative debt quality in each of the historically defined categories.

Conditional ratings, indicated by "Con", are sometimes given when the security for the bond depends upon the completion of some act or the fulfillment of some condition. Such bonds, are given a conditional rating that denotes their probably credit statute upon completion of that act or fulfillment of that condition.

Rating symbols may include numerical modifiers 1, 2 or 3. The numerical modifier 1 indicates that the security ranks at the high end, 2 in the mid-range, and 3 nearer the low end, of the generic category. These modifiers are to give investors a more precise indication of relative debt quality in each of the historically defined categories.

Commercial Paper.

Standard & Poor's Commercial Paper Ratings

A Standard & Poor's Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The two highest categories are as follows:

AIssues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety.

A-1This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus(+) sign designation.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard &

Poor's by the issuer and obtained by Standard & Poor's from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

Moody's Commercial Paper Ratings

Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, judged to be investment grade, to indicate the relative repayment capacity of rated issuers.

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                              FINANCIAL STATEMENTS

                                     PART C.

                                OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) The financial statements listed below are included in and incorporated by reference into Part B of the Registration Statement from the 1996 Annual Report to Shareholders for the year ended October 31, 1996 (filed electronically on December 27, 1996; file nos. 811-4079 and 2-92548; accession number 0000928816-96-000377):

          John Hancock Special Equities Fund

          Statement of Assets and Liabilities as of October 31, 1996.
          Statement of Operations for the year ended October 31, 1996. Statement of Changes in Net Assets for each of the two years in the period ended October 31, 1996.
          Financial Highlights for each of the 10 years ended October 31, 1996. Schedule of Investments as of October 31, 1996.
          Notes to Financial Statements.

     (b) Exhibits:

     Exhibits previously filed are incorporated herein by reference to the filing containing such exhibit identified in the description to the exhibit.

Item 25. Persons Controlled by or under Common Control with Registrant

     No person is directly or indirectly controlled by or under common control with Registrant.

Item 26. Number of Holders of Securities

     As of January 31, 1997 the number of record holders of shares of Registrant was as follows:

          Title                                    Number of Record Holders

                                                  Class A   Class B   Class C
                                                  -------   -------   -------
John Hancock Special Equities Fund                100,158   103,415      15


Item 27. Indemnification

(a) Under Registrant's Declaration of Trust. Section 4.3 of Registrant's Declaration of Trust provides as follows:

"Indemnification of Trustees, Officers, Etc." The Trust shall indemnify each of its Trustees, officers, employees and agents (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by him or her in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body in which he or she may be or may have been involved as a party or otherwise or with which he or she may be or may have been threatened. While acting as Trustee or as an officer, employee or agent of the Trust or the Trustees, as the case may be, or thereafter, by reason of his or her being or having been such a Trustee, officer, employee or agent, except with respect to any matter as to which he or she shall have been adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust, provided that no individual shall be indemnified hereunder against any liability to the Trust or the Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, and provided further that as to any matter disposed of by settlement or a compromise payment by such Trustee, officer, employee or agent, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless there has been a determination that such compromise is in the best interests of the Trust and that such person appears to have acted in good faith in the reasonable belief that his or her action was in the best interests of the Trust and did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. All determinations that the applicable standards of conduct have been met for indemnification hereunder shall be made by (a) a majority vote of a quorum consisting of disinterested Trustees who are not parties to the proceeding relating to indemnification, or (b) if such quorum is not obtainable or, even if obtainable, if a majority vote of such quorum so directs, by independent legal counsel in a written opinion, or (c) a Majority Shareholder Vote (excluding Shares owned of record or beneficially by such individual). The rights accruing to any Trustee, officer, employee or agent under these provisions shall not exclude any other right to which he may be lawfully entitled. The Trustees may make advance payments in connection with the expense of defending any action with respect to which indemnification might be sought under this Section 4.3, provided that the indemnified Trustee, officer, employee or agent shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

(b) Under the Distribution Agreement. Under Section 12 of the Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

(c) Under the By-Laws of the John Hancock Mutual Life Insurance Company (the "Insurance Company"), John Hancock Funds and John Hancock Advisers, Inc. (the "Adviser").

     Section 9a of the By-Laws of the Insurance Company provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance
     Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any liability or expense incurred in connection with any matter settled without final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined to be entitled to indemnification.

     Article IX of the respective By-Laws of John Hancock Funds and the Adviser provide as follows:

     "Section 9.01. Indemnity: Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation a director, officer, employee or agent of the Corporation, or is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by law."

     "Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person."

     Insofar as indemnification for liabilities under the Securities Act of 1933, as amended (the "Act") may be permitted to Trustees, officers and controlling persons of Registrant pursuant to Section 10.1 of the Registrant's By-Laws, Section 13 of the Underwriting Agreement filed as Exhibit 6 to the original Registration Statement, the By-Laws of the Registrant, the By-laws of the Distributors, the Adviser, or the Insurance Company or otherwise. Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and other Connections of Investment Adviser

     For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Investment Adviser, reference is made to Forms

ADV (801-8124) filed under the Investment Advisers Act of 1940, herein incorporated by reference.

Item 29. Principal Underwriters

     (a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Fund, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Fund, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Limited-Term Government Fund, John Hancock Tax-Exempt Income Fund, John Hancock Sovereign Investors Fund, Inc., John Hancock Special Equities Fund, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series Fund, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II, John Hancock Investment Trust III and John Hancock Investment Trust IV.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.


 Name and Principal         Positions and Offices with           Positions and Offices
  Business Address                 Underwriter                       with Registrant
  ----------------                 -----------                       ---------------
Edward J. Boudreau, Jr.       Chairman, President and Chief           Chairman
101 Huntington Avenue         Executive Officer
Boston, Massachusetts

Robert H. Watts               Director,  Executive Vice President     None
John Hancock Place            and Chief Compliance Officer
P.O. Box 111
Boston, Massachusetts

James V. Bowhers              Executive Vice President                None
101 Huntington Avenue
Boston, Massachusetts

Foster L. Aborn               Director                                None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Alessandro         Director                                None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Anne C. Hodsdon               Director                                President
101 Huntington Avenue
Boston, Massachusetts

                                      C-4

 Name and Principal         Positions and Offices with           Positions and Offices
  Business Address                 Underwriter                       with Registrant
  ----------------                 -----------                       ---------------

Robert G. Freedman            Director                                Vice Chairman and Chief Investment
101 Huntington Avenue                                                 Officer
Boston, Massachusetts

Stephen M. Blair              Executive Vice President                None
101 Huntington Avenue
Boston, Massachusetts


Thomas H. Drohan              Senior Vice President                   Senior Vice President and Secretary
101 Huntington Avenue
Boston, Massachusetts

David A. King                 Director                                None
101 Huntington Avenue
Boston, Massachusetts

James W. McLaughlin           Senior Vice President and Chief         None
101 Huntington Avenue         Financial Officer
Boston, Massachusetts

James B. Little               Senior Vice President                   Senior Vice President and
101 Huntington Avenue                                                 Chief Financial Officer
Boston, Massachusetts

William S. Nichols            Senior Vice President                   None
101 Huntington Avenue
Boston, Massachusetts

Anthony P. Petrucci           Senior Vice President                   None
101 Huntington Avenue
Boston, Massachsuetts

Charles H. Womack             Senior Vice President                   None
6501 Americas Parkway
Albuquerque, New Mexico

John A. Morin                 Vice President                          Vice President
101 Huntington Avenue
Boston, Massachusetts

Susan S. Newton               Vice President and Secretary            Vice President and
101 Huntington Avenue                                                 Secretary
Boston, Massachusetts


                                      C-5


 Name and Principal         Positions and Offices with           Positions and Offices
  Business Address                 Underwriter                       with Registrant
  ----------------                 -----------                       ---------------

Keith Harstein                Vice President                          None
101 Huntington Avenue
Boston, Massachusetts

Griselda Lyman                Second Vice President and               None
101 Huntington Avenue         Treasurer
Boston, Massachusetts

Christopher M. Meyer          Treasurer                               None
101 Huntington Avenue
Boston, Massachusetts

Stephen L. Brown              Director                                None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Thomas E. Moloney             Director                                None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore           Director                                None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione           Director                                Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard O. Hansen             Director                                None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William C. Fletcher           Director                                None
53 State Street
Boston, Massachusetts

John M. DeCiccio              Director                                None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

     (c)  None.

Item 30. Location of Accounts and Records

     Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment Company Act of 1940 as its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

     (a)  Not applicable.

     (b)  Not applicable.

     (c) Registrant hereby undertakes to furnish each person to whom a prospectus with respect to a series of the Registrant is delivered with a copy of the latest annual report to shareholders with respect to that series upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 24th day of February, 1997.

                                         JOHN HANCOCK SPECIAL EQUITIES FUND

                                          By:
                                              ---------------------------
                                              Edward J. Boudreau, Jr.*
                                              Chairman

     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Registration has been signed below by the following persons in the capacities and on the dates indicated.

       Signature                                  Title                             Date
       ---------                                  -----                             ----

------------------------                Chairman
Edward J. Boudreau, Jr.*                (Principal Executive Officer)


/s/James B. Little
------------------------                Senior Vice President and Chief
James B. Little                         Financial Officer (Principal            February 24, 1997
                                        Financial and Accounting Officer)


------------------------                Trustee
Dennis S. Aronowitz*

------------------------                Trustee
Richard P. Chapman, Jr.*

------------------------                Trustee
William J. Cosgrove*

------------------------                Trustee
Douglas M. Costle*

------------------------                Trustee
Leland O. Erdahl*

------------------------                Trustee
Richard A. Farrell*

------------------------                Trustee
Gail D. Fosler*

------------------------                Trustee
William F. Glavin*

------------------------                Trustee
Anne C. Hodsdon*


                                      C-8


------------------------                Trustee
John A. Moore

------------------------                Trustee
Patti McGill Peterson*

------------------------                Trustee
John W. Pratt*

------------------------                Trustee
Richard S. Scipione*

------------------------                Trustee
Edward J. Spellman*

*By:  /s/Susan S. Newton                                                        February 24, 1997
      ------------------
      Susan S. Newton
      Attorney-in-Fact under
      Powers of Attorney dated
      May 21, 1996 and August 27,
      1996, filed herewith

                                POWER OF ATTORNEY

     The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint EDWARD J. BOUDREAU, JR., SUSAN S. NEWTON, AND JAMES B. LITTLE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

     IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 21st day of May, 1996.


/s/Dennis S. Aronowitz                           /s/William F. Glavin
-----------------------------                    ------------------------------
Dennis S. Aronowitz                              William F. Glavin


/s/Edward J. Boudreau, Jr.                       /s/ Anne C. Hodsdon
-----------------------------                    ------------------------------
Edward J. Boudreau, Jr.                          Anne C. Hodsdon


/s/Richard P. Champman, Jr.                      /s/Patti McGill Peterson
-----------------------------                    ------------------------------
Richard P. Chapman, Jr.                          Patti McGill Peterson


/s/William J. Cosgrove
-----------------------------                    ------------------------------
William J. Cosgrove                              John A. Moore


/s/Douglas M. Costle                             /s/John W. Pratt
-----------------------------                    ------------------------------
Douglas M. Costle                                John W. Pratt


/s/Leland O. Erdahl                              /s/Richard S. Scipione
-----------------------------                    ------------------------------
Leland O. Erdahl                                 Richard S. Scipione


/s/Richard A. Farrell                            /s/Edward J. Spellman
-----------------------------                    ------------------------------
Richard A. Farrell                               Edward J. Spellman


/s/Gail D. Fosler
-----------------------------
Gail D. Fosler

John Hancock Capital Series                  John Hancock Strategic Series
John Hancock Declaration Trust               John Hancock Tax-Exempt Series Fund
John Hancock Income Securities Trust         John Hancock World Fund
John Hancock Investors Trust                 Freedom Investment Trust
John Hancock Limited Term Government Fund    Freedom Investment Trust II
John Hancock Sovereign Bond Fund             Freedom Investment Trust III
John Hancock Special Equities Fund




                                POWER OF ATTORNEY

     The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint EDWARD J. BOUDREAU, JR., SUSAN S. NEWTON, AND JAMES B. LITTLE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

     IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 27th day of August, 1996.

                                                   /s/ John A. Moore
                                                   John A. Moore

                                  EXHIBIT INDEX

Exhibit No.                         Description

99.B1 Declaration of Trust of Registrant as amended and restated February 28, 1992.*

99.B1.1 Instrument Amending Number of Trustees and Appointing Individual to Fill a Vacancy dated March 5, 1996.+

99.B1.2 Instrument Increasing Number of Trustees and Appointing Individuals to fill vacancy dated May 21, 1996.+

99.B1.3 Instrument Amending Manner of Acting by Written Consent dated December 3, 1996.+

99.B2             Amended and Restated By-Laws dated December 3, 1996.+

99.B3             None

99.B4 Specimen share certificate for the John Hancock Special Equities Fund Classes A & B and C.*

99.B5 Investment Management Contract between Registrant and John Hancock Advisers, Inc. dated January 1, 1994.*

99.B5.1 Sub-Advisory Agreement between Registrant and DFS Advisors, LLC dated July 1, 1996.+

99.B6 Distribution Agreement with Registrant and John Hancock Broker Distribution Services, Inc. dated August 1, 1991.*

99.B6.1 Form of Soliciting Dealer Agreement between John Hancock Broker Distribution Services, Inc. and Selected Dealers.*

99.B6.2           Form of Financial Institution Sales and Service Agreement.*

99.B7             None

99.B8 Master Custodian Agreement between Registrant and Investors Bank & Trust Company dated December 15, 1992.*

99.B9 Transfer Agency and Service Agreement between Registrant and John Hancock Fund Services, Inc. dated January 1, 1991.*

99.B9.1 Accounting & Legal Services Agreement between John Hancock Advisers, Inc. and Registrant as of January 1, 1996.***

99.B10            Opinion and Consent of Ropes and Gray.*

99.B11            Consent of Auditors+

99.B12            Not applicable

99.B13 Subscription Agreement between Registrant and John Hancock Advisers, Inc. dated December 17, 1984.*

99.B14            None

99.B15 Class A Distribution Plan between John Hancock Special Equities Fund and John Hancock Broker Services, Inc.*

99.B15.1 Class B Distribution Plan between John Hancock Special Equities Fund and John Hancock Broker Services, Inc. *

99.B16            Schedule for Computation of total return.**

99.B17 Powers of Attorney dated November 20, 1984, dated July 22, 1985, dated May 17, 1988, dated November 15, 1988, dated May 17, 1991, May 21, 1984, June dated October 15, 1991, dated January 1, 1994 and June 22, 1994.*

99.27A            Financial Data Schedule - Class A
99.27B            Financial Data Schedule - Class B
99.27C            Financial Data Schedule - Class C


* Previously filed electronically with post-effective amendment number 11 (file nos. 811-4079 and 2-92548) on February 23, 1995 accession number 0000950156-95-000048.


** Previously filed electronically with post-effective amendment number 12 (file nos. 811-4079 and 2-92548) on February 8, 1996 accession number 0000950156-96-000204.

*** Previously filed electronically with post-effective amendment number 13 (file nos. 811-4079 and 2-92548) on April 23, 1996 accession number 0001010521-96-000041.

+    Filed herewith.